                                           Registration No. 2-79131 and 811-3557
        As filed with the Securities and Exchange Commission on October 29, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

                  Pre-Effective Amendment No.                            / /
                                                  ----

                  Post-Effective Amendment No.     35                    /X/
                                                  ----

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /X/

                  Amendment No.      36                                  /X/
                                    ----

                        (Check appropriate box or boxes)


                           UMB SCOUT STOCK FUND, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

LAWRENCE A. KNECHT, ESQ., UMB BANK, N.A., 1010 GRAND BOULEVARD, KANSAS CITY, MO 64106
-------------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                                BARBARA J. DEMMER
                         Sunstone Financial Group, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                             MICHAEL P. O'HARE, ESQ.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:
                                               ---------------------------------

It is proposed that this filing will become effective (check appropriate box):

             /X/  immediately upon filing pursuant to paragraph (b) of Rule 485

             / /  on (date) pursuant to paragraph (b) of Rule 485

             / /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

             / /  on (date) pursuant to paragraph (a)(1) of Rule 485

             / /  75 days after filing pursuant to paragraph (a)(2) of Rule 485

             / /  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

             / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                          Registration No. 33-58070 and 811-7472
        As filed with the Securities and Exchange Commission on October 29, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

                  Pre-Effective Amendment No.                            / /
                                                  ----

                  Post-Effective Amendment No.     18                    /X/
                                                  ----

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /X/

                  Amendment No.      20                                  /X/
                                    ----

                        (Check appropriate box or boxes)


                         UMB SCOUT WORLDWIDE FUND, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

 LAWRENCE A. KNECHT, ESQ., UMB BANK, N.A., 1010 GRAND BOULEVARD, KANSAS CITY, MO 64106
--------------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                                BARBARA J. DEMMER
                         Sunstone Financial Group, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                             MICHAEL P. O'HARE, ESQ.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:
                                               ---------------------------------

It is proposed that this filing will become effective (check appropriate box):

       /X/        immediately upon filing pursuant to paragraph (b) of Rule 485

       / /        on (date) pursuant to paragraph (b) of Rule 485

       / /        60 days after filing pursuant to paragraph (a)(1) of Rule 485

       / /        on (date) pursuant to paragraph (a)(1) of Rule 485

       / /        75 days after filing pursuant to paragraph (a)(2) of Rule 485

       / /        on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

       / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                           Registration No. 2-78688 and 811-3528
        As filed with the Securities and Exchange Commission on October 29, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/

                  Pre-Effective Amendment No.                           / /
                                                  ----

                  Post-Effective Amendment No.     35                   /X/
                                                  ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

                  Amendment No.      36                                /X/
                                    ----

                        (Check appropriate box or boxes)


                        UMB SCOUT MONEY MARKET FUND, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

 LAWRENCE A. KNECHT, ESQ., UMB BANK, N.A., 1010 GRAND BOULEVARD, KANSAS CITY, MO 64106
 -------------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                                BARBARA J. DEMMER
                         Sunstone Financial Group, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                             MICHAEL P. O'HARE, ESQ.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:
                                               ---------------------------------

It is proposed that this filing will become effective (check appropriate box):

      /X/         immediately upon filing pursuant to paragraph (b) of Rule 485

      / /         on (date) pursuant to paragraph (b) of Rule 485

      / /         60 days after filing pursuant to paragraph (a)(1) of Rule 485

      / /         on (date) pursuant to paragraph (a)(1) of Rule 485

      / /         75 days after filing pursuant to paragraph (a)(2) of Rule 485

      / /         on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                           Registration No. 2-79130 and 811-3556
        As filed with the Securities and Exchange Commission on October 29, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /X/

                  Pre-Effective Amendment No.                            / /
                                                  ----

                  Post-Effective Amendment No.     35                    /X/
                                                  ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

                  Amendment No.      36                                  /X/
                                    ----

                        (Check appropriate box or boxes)


                   UMB SCOUT TAX-FREE MONEY MARKET FUND, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

 LAWRENCE A. KNECHT, ESQ., UMB BANK, N.A., 1010 GRAND BOULEVARD, KANSAS CITY, MO 64106
 -------------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                                BARBARA J. DEMMER
                         Sunstone Financial Group, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                             MICHAEL P. O'HARE, ESQ.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:
                                               ---------------------------------

It is proposed that this filing will become effective (check appropriate box):

      /X/         immediately upon filing pursuant to paragraph (b) of Rule 485

      / /         on (date) pursuant to paragraph (b) of Rule 485

      / /         60 days after filing pursuant to paragraph (a)(1) of Rule 485

      / /         on (date) pursuant to paragraph (a)(1) of Rule 485

      / /         75 days after filing pursuant to paragraph (a)(2) of Rule 485

      / /         on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                          Registration No. 33-61123 and 811-7323
        As filed with the Securities and Exchange Commission on October 29, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/

                  Pre-Effective Amendment No.                           / /
                                                  ----

                  Post-Effective Amendment No.     10                   /X/
                                                  ----

                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

                  Amendment No.      11                                 /X/
                                    ----

                        (Check appropriate box or boxes)


                          UMB SCOUT BALANCED FUND, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

 LAWRENCE A. KNECHT, ESQ., UMB BANK, N.A., 1010 GRAND BOULEVARD, KANSAS CITY, MO 64106
 -------------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                                BARBARA J. DEMMER
                         Sunstone Financial Group, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                             MICHAEL P. O'HARE, ESQ.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:
                                               ---------------------------------

It is proposed that this filing will become effective (check appropriate box):

     /X/          immediately upon filing pursuant to paragraph (b) of Rule 485

     / /          on (date) pursuant to paragraph (b) of Rule 485

     / /          60 days after filing pursuant to paragraph (a)(1) of Rule 485

     / /          on (date) pursuant to paragraph (a)(1) of Rule 485

     / /          75 days after filing pursuant to paragraph (a)(2) of Rule 485

     / /          on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                           Registration No. 2-79132 and 811-3558
        As filed with the Securities and Exchange Commission on October 29, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/

                  Pre-Effective Amendment No.                           / /
                                                  ----

                  Post-Effective Amendment No.     34                   /X/
                                                  ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /X/

                  Amendment No.      35                                 /X/
                                    ----

                        (Check appropriate box or boxes)


                            UMB SCOUT BOND FUND, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

 LAWRENCE A. KNECHT, ESQ., UMB BANK, N.A., 1010 GRAND BOULEVARD, KANSAS CITY, MO 64106
 -------------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                                BARBARA J. DEMMER
                         Sunstone Financial Group, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                             MICHAEL P. O'HARE, ESQ.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:
                                               ---------------------------------

It is proposed that this filing will become effective (check appropriate box):

      /X/         immediately upon filing pursuant to paragraph (b) of Rule 485

      / /         on (date) pursuant to paragraph (b) of Rule 485

      / /         60 days after filing pursuant to paragraph (a)(1) of Rule 485

      / /         on (date) pursuant to paragraph (a)(1) of Rule 485

      / /         75 days after filing pursuant to paragraph (a)(2) of Rule 485

      / /         on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                         Registration No. 333-40845 and 811-8513
        As filed with the Securities and Exchange Commission on October 29, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/

                  Pre-Effective Amendment No.                           / /
                                                  ----

                  Post-Effective Amendment No.      4                   /X/
                                                  ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /X/

                  Amendment No.       6                                 /X/
                                    ----

                        (Check appropriate box or boxes)


                   UMB SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

 LAWRENCE A. KNECHT, ESQ., UMB BANK, N.A., 1010 GRAND BOULEVARD, KANSAS CITY, MO 64106
 -------------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                                BARBARA J. DEMMER
                         Sunstone Financial Group, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                             MICHAEL P. O'HARE, ESQ.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:
                                               ---------------------------------

It is proposed that this filing will become effective (check appropriate box):

      /X/         immediately upon filing pursuant to paragraph (b) of Rule 485

      / /         on (date) pursuant to paragraph (b) of Rule 485

      / /         60 days after filing pursuant to paragraph (a)(1) of Rule 485

      / /         on (date) pursuant to paragraph (a)(1) of Rule 485

      / /         75 days after filing pursuant to paragraph (a)(2) of Rule 485

      / /         on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                         Registration No. 333-96461 and 811-9813
        As filed with the Securities and Exchange Commission on October 29, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/

                  Pre-Effective Amendment No.                          /X/
                                                  ----

                  Post-Effective Amendment No.      3                  /X/
                                                  ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

                  Amendment No.       4                                /X/
                                    ----

                        (Check appropriate box or boxes)


                                 UMB SCOUT FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

 LAWRENCE A. KNECHT, ESQ., UMB BANK, N.A., 1010 GRAND BOULEVARD, KANSAS CITY, MO 64106
 -------------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                                BARBARA J. DEMMER
                         Sunstone Financial Group, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                             MICHAEL P. O'HARE, ESQ.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:
                                               ---------------------------------

It is proposed that this filing will become effective (check appropriate box):

      /X/         immediately upon filing pursuant to paragraph (b) of Rule 485

      / /         on (date) pursuant to paragraph (b) of Rule 485

      / /         60 days after filing pursuant to paragraph (a)(1) of Rule 485

      / /         on (date) pursuant to paragraph (a)(1) of Rule 485

      / /         75 days after filing pursuant to paragraph (a)(2) of Rule 485

      / /         on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

UMB SCOUT FUNDS

                                                    PROSPECTUS OCTOBER 31, 2001

Stock Fund (UMBSX)
Stock Select Fund (UMBOX)
Equity Index Fund (UMBQX)
Small Cap Fund (UMBHX)
WorldWide Fund (UMBWX)
WorldWide Select Fund (UWWSX)
Technology Fund (UMBCX)
Energy Fund (UMBEX)
Balanced Fund (UMBLX)
Bond Fund (UMBBX)
Kansas Tax-Exempt Bond Fund (UMBKX)
Money Market Fund-Federal Portfolio (UMFXX)
Money Market Fund-Prime Portfolio (UMPXX)
Tax-Free Money Market Fund (UMTXX)

SHARES OF THE FUNDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                    OPPORTUNITY

                                                                       BEYOND

                                                                      TOMORROW

                      This page left blank intentionally.

PROSPECTUS                                                      OCTOBER 31, 2001
                                                        TOLL-FREE 1-800-996-2862

UMB SCOUT STOCK FUND
UMB SCOUT STOCK SELECT FUND
UMB SCOUT EQUITY INDEX FUND
UMB SCOUT SMALL CAP FUND
UMB SCOUT WORLDWIDE FUND
UMB SCOUT WORLDWIDE SELECT FUND
UMB SCOUT TECHNOLOGY FUND
UMB SCOUT ENERGY FUND

INVESTMENT ADVISOR AND MANAGER:

SCOUT INVESTMENT ADVISORS, INC.
Kansas City, Missouri

UMB SCOUT BALANCED FUND
UMB SCOUT BOND FUND
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND*
UMB SCOUT MONEY MARKET FUND
 FEDERAL PORTFOLIO
UMB SCOUT MONEY MARKET FUND
 PRIME PORTFOLIO
UMB SCOUT TAX-FREE MONEY MARKET FUND
*Available only to residents of Kansas and Missouri.

DISTRIBUTOR:

SUNSTONE DISTRIBUTION SERVICES, LLC
Milwaukee, Wisconsin

TABLE OF CONTENTS


                                                                                                                Page

INFORMATION ABOUT THE FUNDS
   Investment Objectives and Principal Investment Strategies....................................................  2
   Principal Risk Factors.......................................................................................  9
   Past Performance ............................................................................................ 11
   Fees and Expenses............................................................................................ 16
   Investment Advisor and Manager............................................................................... 18
   Investment Sub-Advisor ...................................................................................... 19
   Financial Highlights......................................................................................... 20


BUYING, REDEEMING AND EXCHANGING SHARES
   Before You Invest............................................................................................ 33
   Purchasing Shares............................................................................................ 34
   Redeeming Shares............................................................................................. 37
   Exchanging Shares............................................................................................ 39
   Special Features and Services................................................................................ 40
   Other Shareholder Information................................................................................ 41
   Dividends, Distributions and Taxes........................................................................... 42


INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

                     UMB SCOUT FUND

UMB SCOUT STOCK FUND
UMB SCOUT STOCK SELECT FUND
UMB SCOUT WORLDWIDE FUND
UMB SCOUT WORLDWIDE SELECT FUND

UMB SCOUT EQUITY INDEX FUND

UMB SCOUT SMALL CAP FUND
UMB SCOUT TECHNOLOGY FUND
UMB SCOUT ENERGY FUND

UMB SCOUT BALANCED FUND

UMB SCOUT BOND FUND

UMB SCOUT KANSAS TAX-EXEMPT BOND FUND

UMB SCOUT MONEY MARKET FUND
 FEDERAL PORTFOLIO

UMB SCOUT MONEY MARKET FUND
 PRIME PORTFOLIO

UMB SCOUT TAX-FREE MONEY MARKET FUND

                 INVESTMENT OBJECTIVE

Long-term growth of capital and income.

To track the performance of the Standard & Poor's 500(R)
Composite Stock Price Index (S&P 500(R) Index).

Long-term growth of capital.

Long-term growth of capital and high current income.

Maximum current income consistent with quality and maturity standards.

Current income exempt from regular federal income tax and Kansas state personal income tax.

Maximum income consistent with safety of principal and liquidity.

Highest level of income exempt from federal income tax consistent with quality and maturity standards.

PRINCIPAL INVESTMENT STRATEGIES:

With the exception of UMB Scout Stock Select Fund and UMB Scout WorldWide Select Fund, shareholder approval is required to change each Fund's investment objective. Each Fund intends to pursue its objective by investing as described below and will dispose of portfolio holdings any time that the Funds' advisor, Scout Investment Advisors, Inc. (the "Advisor") believes that they are no longer suitable for achieving the Fund's objective. The principal risk factors associated with each Fund are noted in each case and are described in more detail in the Principal Risk Factors section.

UMB SCOUT STOCK FUND AND UMB SCOUT STOCK SELECT FUND

OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND INCOME.
PRINCIPAL RISKS: MARKET RISKS.

To pursue its objective, each Fund invests in a diversified portfolio of common stocks. UMB Scout Stock Fund normally invests at least 80% of its total assets in common stocks and UMB Scout Stock Select Fund normally invests substantially all (at least 90%) of its total assets in common stocks. Current yield is a secondary consideration for each Fund.

 THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, NOR GUARANTEED BY, UMB BANK, N.A. OR ANY OTHER BANKING INSTITUTION. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER U.S. GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL INVESTED.

2                                                             UMB SCOUT FUNDS

HOW DO THE FUNDS CHOOSE SECURITIES IN WHICH TO INVEST? Each Fund buys stock of companies that the Advisor believes to be valuable based on the above-average ability of the company to increase its earnings and dividends. The Funds' Advisor believes the true value of a company's stock is determined by:

     - The company's earnings power

     - The company's ability to pay dividends

     - The value of the company's assets

The Funds' Advisor favors a "buy and hold" approach to common stock investing, and therefore the Funds tend to hold individual common stocks for longer-term periods. The Advisor believes that the intrinsic worth and fundamental value of most well-managed companies do not change rapidly, although there may be wide variations in a company's stock price. A "buy and hold" approach also reduces portfolio turnover, which can lower transaction fees and may result in lower taxes for investors.

If the Advisor believes that negative economic or market conditions make it difficult to achieve growth of capital through common stock investments, the Funds may seek to earn income by investing a higher percentage of their assets in dividend-paying common stocks. The Funds may also invest a portion of their net assets (up to 20% for UMB Scout Stock Fund and up to 10% for UMB Scout Stock Select Fund) in preferred stocks, fixed-income securities convertible into common stocks, high-grade bonds or other investments that may provide income, including cash and money market securities.

The Funds intend to hold some cash, short-term debt obligations, government securities or other high-quality investments to cover redemptions, unanticipated expenses and for reserves. There may be times, however, when the Funds attempt to respond to adverse market, economic, political or other conditions by investing up to 100% of their assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Funds will not be able to pursue their investment objective and, instead, will focus on preserving your investment.

HOW DO UMB SCOUT STOCK FUND AND UMB SCOUT STOCK SELECT FUND DIFFER? The relevant difference between the two Funds is that UMB Scout Stock Fund generally maintains a larger reserve of cash or money market securities than UMB Scout Stock Select Fund. Since the two Funds share the same investment style, their share price will tend to move in the same direction. However, the larger cash reserve of UMB Scout Stock Fund will tend to make its share price less volatile. This means it is likely UMB Scout Stock Fund will not gain as much as UMB Scout Stock Select Fund when investments increase in value and its share price will not decline as much as UMB Scout Stock Select Fund when investments lose value.

UMB SCOUT EQUITY INDEX FUND

OBJECTIVE: TO TRACK THE PERFORMANCE OF THE S&P 500(R) INDEX.
PRINCIPAL RISKS: MARKET RISKS, TRACKING VARIANCE RISK.

The Fund seeks to provide investment results that track, as closely as possible, the performance of the S&P 500(R) Index.

The S&P 500(R) Index is an unmanaged stock market index which includes the stocks of 500 companies operating across a broad spectrum of the U.S. economy. The Index is dominated by large U.S. companies and its performance is widely considered representative of the U.S. stock market as a whole.

Standard & Poor's Corporation does not endorse any stock in the Index. It is not a sponsor of UMB Scout Equity Index Fund and is not affiliated with the Fund in any way.

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500(R) Index using sophisticated computer programs and statistical procedures. As a result, the investment management team does not use traditional methods of active investment management, such as buying and selling securities on the basis of economic, financial and market analysis. Instead, the Fund tries to match the Index, for better or worse. The Fund has operating expenses and transaction costs, while the Index has none. Therefore, the performance of the Fund will generally be less than that of the Index.

In order to track the S&P 500(R) Index as closely as possible, the Fund normally invests at least 80% of its total assets in the stocks that make up the Index, in approximately the same proportions as they are represented in the Index. Under normal market conditions, it is expected that the quarterly performance of the Fund will be within a 0.90

PROSPECTUS, OCTOBER 31, 2001                                                 3
correlation with the S&P 500(R) Index after deduction of Fund expenses. A correlation of 1.00 would mean a perfect correlation between the performance of the Fund and the Index.

Because the Fund is an index fund, it generally takes a "buy and hold" approach to investing. The Fund normally sells portfolio securities only to respond to redemption requests or to adjust the number of its shares to track the weighting or composition of the Index. As a result, the Fund's portfolio turnover rate is expected to be extremely low. A low portfolio turnover rate usually results in low transaction costs and provides tax efficiencies for shareholders.

UMB SCOUT SMALL CAP FUND (Formerly UMB Scout Regional Fund)

OBJECTIVE: LONG-TERM GROWTH OF CAPITAL.
PRINCIPAL RISKS: MARKET RISKS, SMALL COMPANY RISKS.

Effective July 2, 2001, UMB Scout Regional Fund was reorganized as UMB Scout Small Cap Fund, and the Fund's investment objective and certain investment policies were changed.

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities (mostly common stocks) of smaller companies located anywhere in the United States. Smaller companies are those with a market capitalization (share price multiplied by the number of shares outstanding) of $1.5 billion or less at the time of purchase. The Fund maintains a diversified portfolio of investments and normally holds between 25 and 50 equity positions.

How Does Umb Scout Small Cap Fund Choose Securities In Which To Invest? The Fund's Advisor normally invests the Fund's assets in a diversified portfolio of equity securities (common stocks, preferred stocks, or securities convertible or exchangeable into common stocks) that are selected based upon the Advisor's perception of their above-average potential for long-term growth of capital. While trying to maximize the growth potential of the Fund's portfolio of investments, the Advisor also seeks to obtain securities for the Fund that are selling at a reasonable valuation in view of their expected growth rate.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments to cover redemptions, unanticipated expenses, and for reserves. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of money market investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

UMB SCOUT WORLDWIDE FUND AND UMB SCOUT WORLDWIDE SELECT FUND

OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND INCOME.
PRINCIPAL RISKS: MARKET RISKS, INTERNATIONAL RISKS.

Each Fund normally pursues its objective by investing in a diversified portfolio of equity securities of established companies either located outside the U.S. or whose primary business is carried on outside the U.S. Equity securities include common stocks and depositary receipts (receipts typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies). UMB Scout WorldWide Fund normally invests at least 80% of its net assets in equity securities as described above and UMB Scout WorldWide Select Fund normally invests at least 90% of its net assets in such securities.

HOW DO THE FUNDS CHOOSE SECURITIES IN WHICH TO INVEST? The Funds primarily invest in securities of seasoned companies that are known for the quality and acceptance of their products or services and for their ability to generate profits and/or dividends. Seasoned companies are considered to be companies that have been in existence for at least three years. The Funds' investment policies will attempt to generate a favorable total return consisting of interest, dividend and other income, if any, and appreciation in the value of the Funds' securities by investing in equity securities which in the opinion of the Advisor, offer good growth potential and in many cases pay dividends. The Funds will look at such factors as the company's assets, personnel, sales, earnings and location of its corporate headquarters to determine the value of the company as well as whether more than 50% of such assets, personnel, sales or earnings are located outside the U.S. and therefore whether the company's primary business is carried on outside the U.S. The Funds' Advisor believes the intrinsic worth and consequent value of the stock of most well-managed and successful companies usually do not change rapidly, even though wide variations in the price may


4                                                           UMB SCOUT FUNDS
occur. So normally, long-term positions in stocks will be taken and maintained while the company's record and prospects continue to meet with the Advisor's approval. Generally, the Funds will invest no more than 25% of their assets in any one country and intend to diversify investments among countries and industries. The Funds will invest no more than 20% of their respective assets in investments in developing countries.

If the Advisor believes negative economic or market conditions make it more difficult to achieve growth of capital through investment in equity securities, the Funds may seek to earn income by investing a higher percentage of their assets in dividend-paying stocks. The Funds may also invest a portion of their net assets (up to 20% for UMB Scout WorldWide Fund and up to 10% for UMB Scout WorldWide Select Fund) in preferred stocks, high-grade bonds, fixed-income securities convertible into common stocks, or other investments that may provide income, including cash and money market securities. In such cases, the Funds will resume investing primarily in equity securities when conditions warrant.

The Funds intend to hold some cash, short-term debt obligations, government securities or other high-quality investments to cover redemptions, unanticipated expenses and for reserves. There may be times, however, when the Funds attempt to respond to adverse market, economic, political or other conditions by investing up to 100% of their assets in cash or in those types of investments for temporary defensive purposes. During those times, the Funds will not be able to pursue their investment objective and, instead, will focus on preserving your investment. The Funds also may use currency forwards to hedge against possible currency price changes.

HOW DO UMB SCOUT WORLDWIDE FUND AND UMB SCOUT WORLDWIDE SELECT FUND DIFFER? The relevant difference between the two Funds is that UMB Scout WorldWide Fund generally maintains a larger cash reserve than UMB Scout WorldWide Select Fund. Since the two Funds generally invest in the same kinds of equity securities, their share price will tend to move in the same direction. However, the larger cash position of UMB Scout WorldWide Fund will tend to make its share price less volatile. This means it is likely UMB Scout WorldWide Fund will not gain as much as UMB Scout WorldWide Select Fund when investments increase in value and its share price will not decline as much as UMB Scout WorldWide Select Fund when the investments lose value.

UMB SCOUT TECHNOLOGY FUND

OBJECTIVE: LONG-TERM GROWTH OF CAPITAL.
PRINCIPAL RISKS: MARKET RISKS, CONCENTRATION RISKS, SMALL COMPANY RISKS, INTERNATIONAL RISKS.

The Fund seeks to provide long-term capital appreciation. To pursue its objective, the Fund normally invests at least 80% of its net assets in securities of companies that develop, produce or distribute products and services related to technology.

HOW DOES UMB SCOUT TECHNOLOGY FUND CHOOSE SECURITIES IN WHICH TO INVEST? Using fundamental research and quantitative analysis, the investment management team selects securities of technology companies believed to have the potential to outperform the technology sector over the long term. In doing so, the investment management team selects investments based on factors such as:

     - Revenue and earnings growth rates compared with relevant competitors;
     - Product leadership, innovative concepts or market niches;
     - Market share;
     - Financial condition;
     - Market valuation compared to securities of other technology-related companies and the stock's own historical norms;
     - Product and industry trends; and
     - Price trends.

Companies in which the Fund may invest include businesses related to the following products and services: computers, software and peripheral products; industrial and business machines; communications, telecommunications and information products and services; electronics, semiconductors and minicomputers; electronic media; environmental services; internet; office equipment and supplies; television and video equipment and services; satellite technology and equipment; chemicals and synthetic materials; and biotechnology, health care and medical supplies. It is expected that more than 25% of the Fund's total assets will normally be invested in technology


PROSPECTUS, OCTOBER 31, 2001                                               5
companies which include companies that develop computers, software or peripheral products. The Fund may invest in both small and large technology companies, without regard to their size and, at times, may have a significant amount of its assets invested in small companies. The investment management team intends to sell securities it believes are no longer suitable for achieving the Fund's objective of long-term capital appreciation.

Although the Fund primarily invests in the securities of U.S. companies, it may invest a portion of its assets in the securities of foreign issuers. The Fund does not expect normally to invest more than 35% of its assets in the securities of foreign issuers, including issuers located in developing countries.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue long-term capital appreciation and, instead, will focus on preserving your investment.

UMB SCOUT ENERGY FUND (Formerly UMB Scout Capital Preservation Fund)

OBJECTIVE: LONG-TERM GROWTH OF CAPITAL.
PRINCIPAL RISKS: MARKET RISKS, CONCENTRATION RISKS, INTERNATIONAL RISKS.

Effective July 2, 2001, UMB Scout Capital Preservation Fund was reorganized as UMB Scout Energy Fund and certain investment policies were changed.

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies principally engaged in energy-related businesses (those that derive more than 50% of their revenues from energy-related activities). These businesses include the conventional areas of oil, gas, electricity and coal, as well as newer sources of energy such as nuclear, geothermal, oil shale and solar power. The types of energy-related companies in which the Fund may invest include, but are not limited to, integrated international and domestic oil companies, energy research companies, exploration companies, production companies, service companies, distribution companies, companies involved in the manufacturing and distribution of alternative forms of energy sources, and companies engaged in energy conservation and pollution control.

HOW DOES UMB SCOUT ENERGY FUND CHOOSE SECURITIES IN WHICH TO INVEST? The Fund's equity investments are made up primarily of common stocks, and may also include preferred stocks and securities that may be converted into or exchanged for common stocks. Up to 50% of the Fund's total assets may be invested in foreign companies, including companies located in developing countries. The Fund will maintain a diversified portfolio of investments, but may be more volatile than a fund that invests across many industry sectors.

The Fund's Advisor selects stocks based upon its perception of their above-average potential for long-term growth of capital. The Fund has the flexibility to pursue its objective through any type of domestic or foreign security, listed or over the counter, without restriction as to market capitalization. The Advisor uses fundamental analysis of each issuer's financial condition, industry position and market and economic conditions to select investments.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments to cover redemptions, unanticipated expenses, and for reserves. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

UMB SCOUT BALANCED FUND

OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND HIGH CURRENT INCOME.
PRINCIPAL RISKS: MARKET RISKS, FIXED-INCOME RISKS, INTERNATIONAL RISKS.

The Fund seeks long-term growth of capital by investing in equity securities (common stocks, securities convertible into common stocks, preferred stocks and warrants), and seeks high current income by investing in fixed-income securities.

HOW DOES UMB SCOUT BALANCED FUND CHOOSE SECURITIES IN WHICH TO INVEST? The Fund has the flexibility to pursue its objective through any type or quality of domestic or foreign security regardless of market capitalization, including securities of companies located in developing countries. Normally, the Fund will invest a minimum of 25% of its



6                                                              UMB SCOUT FUNDS
assets in equity securities and a minimum of 25% of its assets in fixed-income securities and will maintain a diversified portfolio of investments. Generally, the average maturity of the fixed-income securities in the portfolio will be between three and seven years. The Advisor will shift the proportions of each type of investment based on its interpretation of economic conditions and underlying security valuations.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

UMB SCOUT BOND FUND

OBJECTIVE: MAXIMUM CURRENT INCOME CONSISTENT WITH QUALITY AND MATURITY
STANDARDS.
PRINCIPAL RISKS: FIXED-INCOME RISKS.

The Fund normally pursues its objective by investing at least 80% of its net assets in a diversified portfolio of fixed-income obligations. The Advisor may also consider total return when selecting investments for the Fund.

HOW DOES UMB SCOUT BOND FUND CHOOSE SECURITIES IN WHICH TO INVEST? The Fund normally invests at least 80% of its assets in fixed-income instruments issued by the U.S. government and its agencies, or corporations or other business organizations. The Fund's investments in securities issued by corporations or other business entities will be rated at the time of purchase within the top three classifications of Moody's Investor Service, Inc. ("Moody's") (Aaa, Aa and
A) or Standard & Poor's (R) Ratings Group ("S&P(R)") (AAA, AA, A).

The Fund may maintain a portion of its assets in reserves to cover redemptions, unexpected expenses and to provide portfolio flexibility. These reserves will be held in cash or short-term debt obligations.

The overall weighted average maturity of the Fund normally will be three to seven years, although the Fund may purchase individual obligations of 20 years or longer to maturity. The Advisor may adjust the overall weighted average maturity when economic or market conditions make it desirable and in the best interest of shareholders.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

UMB SCOUT KANSAS TAX-EXEMPT BOND FUND

OBJECTIVE: CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND KANSAS STATE PERSONAL INCOME TAX.
PRINCIPAL RISKS: FIXED-INCOME RISKS, GEOGRAPHIC RISKS, NON-DIVERSIFICATION RISKS, MUNICIPAL RISKS.

This Fund is only available to shareholders located in Kansas and Missouri. (There are no state tax benefits for residents of Missouri.) The Fund pursues its objective by investing at least 80% of its net assets in municipal bonds or debt instruments, the interest on which is tax-exempt as described above. The Advisor may also consider total return when selecting investments for the Fund.

HOW DOES UMB SCOUT KANSAS TAX-EXEMPT BOND FUND CHOOSE SECURITIES IN WHICH TO INVEST? Under normal conditions, the Fund will invest its assets primarily in obligations issued by the state of Kansas or its political subdivisions. These obligations may include municipal bonds, notes and commercial paper of varying maturities issued by a state or local government or municipality for a wide variety of both public and private purposes. These instruments can be classified as general obligation or revenue bonds, or bond anticipation, tax anticipation and revenue anticipation notes. The Fund generally will invest in securities that, at the time of purchase, are within the top three classifications of Moody's, S&P(R) or Fitch Investor's Services ("Fitch"). In addition, the credit quality of unrated securities at the time of purchase generally will be, in the opinion of the Advisor, at least equivalent to an A rating by Moody's, S&P(R) or Fitch. Securities that are subsequently downgraded to non-investment grade may continue to be held by the Fund until they can be disposed of in a reasonable manner.

The Fund is classified as a "non-diversified" investment company. This means the Fund is likely to invest a greater percentage of its assets in a single issuer than a diversified investment company.

PROSPECTUS, OCTOBER 31, 2001                                               7

The overall weighted average maturity of the Fund normally will be between five to ten years, although the Fund may purchase individual obligations of 20 years or longer to maturity. The Advisor may adjust the overall weighted average maturity when economic or market conditions make it desirable and in the best interest of shareholders.

Normally, the Fund will invest up to 20% of its net assets in short-term municipal securities, although the Fund may invest up to 100% as a temporary defensive measure in response to adverse market conditions.

UMB SCOUT MONEY MARKET FUND -- FEDERAL PORTFOLIO AND PRIME PORTFOLIO

OBJECTIVE: MAXIMUM INCOME CONSISTENT WITH SAFETY OF PRINCIPAL AND LIQUIDITY. PRINCIPAL RISKS: FIXED-INCOME RISKS.

UMB Scout Money Market Fund offers shares of two separate portfolios. The Federal Portfolio only invests in U.S. government securities, while the Prime Portfolio may also invest in other money market securities. Each Portfolio seeks to maintain a constant net asset value of $1.00 per share. The Portfolios pursue their objective by investing in high-quality, short-term debt instruments. Each Portfolio will maintain a weighted average maturity of 90 days or less.

HOW DO THE PORTFOLIOS OF UMB SCOUT MONEY MARKET FUND CHOOSE SECURITIES IN WHICH TO INVEST? The Portfolios select only high-quality, short-term obligations in which to invest. Examples of these securities follow.

   FEDERAL PORTFOLIO -- Only invests in the following U.S.
   government securities:

       - Direct obligations of the U.S. government, such as Treasury bills, notes and bonds.

       - Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury; or which are secured by the right of the issuer to borrow from the Treasury; or are supported by the credit of the government agency or instrumentality itself.

       The Federal Portfolio may also invest in the above types of securities subject to repurchase agreements entered into with the seller of the issues.

   PRIME PORTFOLIO -- In addition to the securities eligible for purchase by the Federal Portfolio, the Prime Portfolio may also invest in:

       - Domestic short-term obligations issued by larger U.S. commercial banks and Savings and Loan Associations which are members of the Federal Deposit Insurance Corporation, or holding companies of such banks and savings and loans.

       - Short-term obligations issued by companies that meet the high credit-quality standards of the Portfolio.

Investments in the Portfolios of UMB Scout Money Market Fund are not deposits in UMB Bank, n.a. or its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund's Portfolios.

UMB SCOUT TAX-FREE MONEY MARKET FUND

OBJECTIVE: HIGHEST LEVEL OF INCOME EXEMPT FROM FEDERAL INCOME TAX CONSISTENT WITH QUALITY AND MATURITY STANDARDS.
PRINCIPAL RISKS: FIXED-INCOME RISKS, MUNICIPAL RISKS, TAX RISKS.

In addition to its stated investment objective, UMB Scout Tax-Free Money Market Fund further seeks to maintain a stable net asset value of $1.00 per share.

HOW DOES UMB SCOUT TAX-FREE MONEY MARKET FUND CHOOSE SECURITIES IN WHICH TO INVEST? As a tax-free money market fund, the Fund invests primarily in high-quality, short-term debt obligations that are exempt from federal income tax. Normally, the Fund will invest at least 80% of its net assets in securities that are exempt from federal income tax. The Fund may invest any remaining balance in taxable money market instruments, on a temporary basis, when the Advisor believes it is in the best interest of shareholders. Such taxable instruments include obligations of the U.S. government, its agencies and instrumentalities; certain certificates of deposit and bankers acceptances; or certain commercial paper.

An investment in UMB Scout Tax-Free Money Market Fund is not a deposit in UMB Bank, n.a. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

8                                                              UMB SCOUT FUNDS

PRINCIPAL RISK FACTORS

As with any mutual fund, there is a risk that you could lose money by investing in the Funds.

MARKET RISKS

UMB Scout Stock, Stock Select, Equity Index, Small Cap, WorldWide, WorldWide Select, Technology, Energy and Balanced Funds are normally invested in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Different types of investments shift in and out of favor depending on market and economic conditions. At various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Funds will perform better or worse than other types of funds depending on what is in favor, and the value of these Funds may go down.

SMALL COMPANY RISKS

UMB Scout Small Cap Fund invests primarily in small companies. UMB Scout Technology Fund may also have a significant portion of its assets invested in small companies. Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to Funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of smaller companies are generally more volatile than the securities of larger, more established companies. Investments in UMB Scout Small Cap Fund and UMB Scout Technology Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. While these Funds cannot eliminate these risks, the Funds' Advisor tries to minimize risk by diversifying its investments across different companies and economic sectors.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. The Fund tries to minimize this risk by investing in stocks that are readily bought and sold.

CONCENTRATION RISKS

UMB Scout Technology Fund will be highly concentrated in companies engaged in technology business activities, particularly the computer and software industry. UMB Scout Energy Fund will be highly concentrated in companies engaged in energy-related businesses. Therefore, these Funds may be especially sensitive to changes in the general stock market and other economic conditions that affect those industries, and are likely to be much more volatile than funds that are exposed to a greater variety of industries, especially over the short term.

Companies in the rapidly changing fields of science and technology often face special risks. For example, their products may prove commercially unsuccessful, become obsolete or become adversely impacted by a government regulation. Technology securities may experience significant price movements caused by disproportionate investor optimism or pessimism and earnings disappointments can result in sharp price declines. In addition, computer and software businesses are subject to intense competitive pressures and aggressive pricing which can negatively affect their stock price. The technology sector has recently experienced severe price declines, which indicate the volatility and risk that can be associated with an investment in UMB Scout Technology Fund.

Securities of energy companies may experience greater price volatility than securities of other companies as a result of the volatility of the prices for certain raw materials and the instability of supplies for certain materials. In addition, certain energy-related commodities are subject to limited pricing flexibility because of supply and demand factors.

FIXED - INCOME RISKS

Yields and principal values of debt securities (bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Funds may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond.



PROSPECTUS, OCTOBER 31, 2001                                                 9

An issuer of fixed-income securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

The amount of dividends paid by fixed-income funds to you will vary depending on the amount of income they earn on their investments. It is possible an issuer of a debt security owned by one of the Funds could default on interest and/or principal payments that are payable to a Fund.

With respect to U.S. government securities, there can be no assurance that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.

While each UMB Scout Money Market Fund seeks to preserve the value of your investment at $1.00 per share, the yields earned by UMB Scout Money Market Funds will fluctuate. The yield and principal value of money market instruments are sensitive to short-term lending conditions, and it is possible that an issuer may default. Investments in UMB Scout Money Market Funds are not insured or guaranteed by the FDIC or any government agency.

MUNICIPAL RISKS

Investments in UMB Scout Kansas Tax-Exempt Bond Fund and UMB Scout Tax-Free Money Market Fund are also subject to risks associated with investments in municipal securities. Municipal obligations that a Fund purchases may be backed by letters of credit issued by banks and other financial institutions. Adverse developments affecting banks could have a negative effect on a Fund's portfolio securities. Municipal obligations which a Fund may acquire include municipal lease obligations which are issued by a state or local government to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to a Fund.

TAX RISKS

UMB Scout Tax-Free Money Market Fund may be more adversely impacted by changes in tax rates and policies than the Portfolios of UMB Scout Money Market Fund. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status can therefore significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which could in turn affect the Fund's ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Investments in tax-exempt securities pose additional risks. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt obligation is tax-exempt, and accordingly, purchases of these securities are based on the opinion of bond counsel to the issuers at the time of issuance. The Fund and the Advisor rely on these opinions and will not review the basis for them.

INTERNATIONAL RISKS

International investing by UMB Scout WorldWide, WorldWide Select, Technology, Energy and Balanced Funds poses additional risks such as currency fluctuations. If a security owned by a Fund is denominated in a foreign currency, the price of that security may go up in the local currency but cause a loss to the Fund when priced in U.S. dollars. International markets, especially in developing countries, are subject to political instability and are not always as liquid as in the U.S., sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as U.S. companies. These risks are inherently passed on to the company's shareholders, including the Funds, and in turn, to the Funds' shareholders.

UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund may purchase foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to seek to minimize currency value fluctuations. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.



10                                                              UMB SCOUT FUNDS

The Funds will not engage in forward foreign currency exchange contracts for speculative purposes. Rather, the Funds' dealings in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. The contracts may be bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in relationship between foreign currencies and the U.S. dollar. Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, they may limit any potential gain which may result should the value of such currency increase.

GEOGRAPHIC RISKS

UMB Scout Kansas Tax-Exempt Bond Fund invests primarily in issuers connected with relatively limited geographic areas. These issuers are more susceptible to specific adverse economic or political occurrences or developments than are more geographically dispersed issuers. The Kansas economy is primarily centered on trade, services, government and manufacturing, with agriculture remaining as an important component. A slowdown in one or more of these sectors in the Kansas economy could hamper municipalities' ability to meet debt obligations and therefore cause losses to UMB Scout Kansas Tax-Exempt Bond Fund.

TRACKING VARIANCE RISKS

UMB Scout Equity Index Fund is subject to the risk that its performance may not precisely track the performance of the S&P 500(R) Index. Tracking variance may result from purchases and redemptions, transaction costs, Fund expenses, changes in the composition of the Index and other factors. If securities the Fund owns underperform those in the Index, the Fund's performance will be lower than the Index. Under normal market conditions, the sub-advisor expects the quarterly performance of the Fund to be within a 0.90 correlation with the Index, after expenses.

UMB Scout Equity Index Fund is not sponsored, endorsed, sold or promoted by S&P,(R) nor does S&P(R) guarantee the accuracy and/or completeness of the S&P 500(R) Index or data included therein. S&P(R) makes no warranty, express or implied, as to the results obtained by the Fund, owners of the Fund, any person or any entity from the use of the S&P 500(R) Index or any data included therein.

NON-DIVERSIFICATION RISKS

UMB Scout Kansas Tax-Exempt Bond Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified portfolio at any one time. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Also, the volatility of the Fund's investment performance may increase and the Fund could incur greater losses than other mutual funds that invest in a greater number of companies.

PAST PERFORMANCE

The following tables provide an indication of the risks of investing in the Funds. The bar charts show how each Fund's returns have changed from year to year. The tables on the next pages show how each Fund's average annual returns for certain periods compare with those of one or more broad market benchmarks. The tables include all expenses of the Funds and assume that all dividends and capital gains distributions have been reinvested in new shares. Keep in mind that past performance is not necessarily an indication of how a Fund will perform in the future.

Information is not included for UMB Scout Equity Index Fund and UMB Scout Technology Fund because these Funds did not have a full calendar year of operations as of December 31, 2000.


PROSPECTUS, OCTOBER 31, 2001                                                11

UMB SCOUT STOCK FUND

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR


                           [BAR GRAPH]

  91    92     93    94     95     96    97     98     99   00
24.76  7.11  10.65  2.76  19.76  10.66  21.03  7.62  13.31  0.15

During the period shown in the chart above the Fund's highest quarterly return was 19.35% (quarter ended September 30, 1997) and the Fund's lowest quarterly return was -8.20% (quarter ended September 30, 1998).

Year-to-Date Return (through September 30, 2001): -16.64%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000


                           1 YEAR   5 YEARS   10 YEARS
                           ------   -------   --------
Stock Fund .............    0.15%   10.34%    11.52%
S&P 500(R) Index .......   -9.11%   18.33%    17.48%

UMB SCOUT STOCK SELECT FUND

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

                           [BAR GRAPH]


   00

-8.19

During the period shown in the chart above the Fund's highest quarterly return was -0.31% (quarter ended September 30, 2000) and the Fund's lowest quarterly return was -3.70% (quarter ended June 30, 2000).

Year-to-Date Return (through September 30, 2001): -16.72%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000


                         1 YEAR       SINCE INCEPTION*
                         ------       ----------------
Stock Select Fund ......  -8.19%          - 4.10%
S&P 500(R) Index .......  -9.11%            0.37%

*Inception Date: May 17, 1999


UMB SCOUT SMALL CAP FUND*

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR


                           [BAR GRAPH]

  91    92     93    94     95     96    97      98     99    00
13.05 10.96  5.96  0.70   19.96  12.55  23.02  -3.68   1.26  21.82

During the period shown in the chart above the Fund's highest quarterly return was 18.21% (quarter ended June 30, 1999) and the Fund's lowest quarterly return was -13.61% (quarter ended September 30, 1998).

Year-to-Date Return (through September 30, 2001): 1.47%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                           1 YEAR   5 YEARS   10 YEARS
                           ------   -------   --------
Small Cap Fund .........   21.82%   10.47%    10.20%
Russell 2000 Index .....   -3.02%   10.31%    15.53%

* Effective July 2, 2001, UMB Scout Regional Fund was reorganized as UMB Scout Small Cap Fund, and the Fund's investment objective and certain investment policies were changed.

12                                                              UMB SCOUT FUNDS

UMB SCOUT WORLDWIDE FUND

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

                    [BAR GRAPH]

 94     95     96      97      98       99       00
3.82  14.66  18.35   18.35   17.96    31.43    -8.17

During the period shown in the chart above the Fund's highest quarterly return was 16.08% (quarter ended December 31, 1999) and the Fund's lowest quarterly return was -13.21% (quarter ended September 30, 1998).

Year-to-Date Return (through September 30, 2001): -19.04%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                           1 YEAR    5 YEARS     SINCE INCEPTION*
                           ------    -------     ----------------
WorldWide Fund  .........  -8.17%    14.80%          13.44%
MSCI EAFE Index ......... -13.96%     7.43%           7.59%

*Inception Date: September 14, 1993

UMB SCOUT WORLDWIDE SELECT FUND

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

                    [BAR GRAPH]

   00
- 9.64

During the period shown in the chart above the Fund's highest quarterly return was 0.75% (quarter ended March 31, 2000) and the Fund's lowest quarterly return was -5.97% (quarter ended September 30, 2000).

Year-to-Date Return (through September 30, 2001): -22.85%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                            1 YEAR        SINCE INCEPTION**
                            ------        -----------------
WorldWide Select Fund...   -9.64%               5.59%
MSCI EAFE Index.........  -13.96%               3.66%

Inception Date: May 17, 1999

UMB SCOUT ENERGY FUND*

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

                   [BAR GRAPH]

 99     00
10.41  6.04

During the period shown in the chart above the Fund's highest quarterly return was 9.58% (quarter ended June 30, 1999) and the Fund's lowest quarterly return was -2.29% (quarter ended March 31, 2000).

Year-to-Date Return (through September 30, 2001): -9.85%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                    [BAR GRAPH]

                            1 YEAR        SINCE INCEPTION**
                            ------        -----------------
Energy Fund ............    6.04%               2.00%
S&P 500(R) Index .......   -9.11%              10.36%

** Effective July 2, 2001, UMB Scout Capital Preservation Fund was reorganized as UMB Scout Energy Fund and certain investment policies were changed.

** Inception Date: February 23, 1998

PROSPECTUS, OCTOBER 31, 2001                                                13

UMB SCOUT BALANCED FUND

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

                                  [BAR GRAPH]

 96     97      98     99     00
6.09  10.12   3.16   -1.03  10.24

During the period shown in the chart above the Fund's highest quarterly return was 10.51% (quarter ended September 30, 2000) and the Fund's lowest quarterly return was -2.47% (quarter ended September 30, 1998).

Year-to-Date Return (through September 30, 2001): -10.05%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                        1 YEAR   5 YEARS   SINCE INCEPTION*
                        ------   -------   ----------------
Balanced Fund ......... 10.24%    5.63%        5.66%
S&P 500(R)Index ....... -9.11%   18.33%       18.03%

*Inception Date: December 6, 1995

UMB SCOUT BOND FUND

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

                                  [BAR GRAPH]

  91    92     93    94     95     96    97      98     99    00
13.24  6.61   8.33 -3.07  14.03   3.54  7.27    7.14   0.19  9.27

During the period shown in the chart above the Fund's highest quarterly return was 4.84% (quarter ended June 30, 1995) and the Fund's lowest quarterly return was -2.42% (quarter ended March 31, 1994).

Year-to-Date Return (through September 30, 2001): 8.15%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                                   1 YEAR   5 YEARS   10 YEARS
                                   ------   -------   --------
Bond Fund ........................  9.27%    5.44%     6.54%
Lehman Brothers
  Govt./Credit Int. .............. 10.12%    6.11%     7.36%

UMB SCOUT KANSAS TAX-EXEMPT BOND FUND

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

                                  [BAR GRAPH]

99     00
0.68  6.43

During the period shown in the chart above the Fund's highest quarterly return was 2.46% (quarter ended December 31, 2000) and the Fund's lowest quarterly return was -0.91% (quarter ended June 30, 1999).

Year-to-Date Return (through September 30, 2001): 5.10%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                                   1 YEAR           SINCE INCEPTION*
                                   ------           ----------------
Kansas Tax-Exempt
  Bond Fund ...................    6.43%                3.67%
Lehman Brothers 5-Year
  Municipal Index .............    7.72%                4.68%

*Inception Date: February 23, 1998

14                                                            UMB SCOUT FUNDS

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

                            [BAR GRAPH]

  91    92     93    94     95     96    97      98     99    00
 5.71  3.44   2.71  3.75   5.54   4.97  5.09    5.04   4.67  5.91

During the period shown in the chart above the Fund's highest quarterly return was 1.58% (quarter ended March 31, 1991) and the Fund's lowest quarterly return was 0.66% (quarter ended June 30, 1993).

Year-To-Date Return (through September 30, 2001): 3.14%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000


                                 1 YEAR    5 YEARS    10 YEARS
                                 ------    -------    --------
Money Market Fund -
  Federal .....................  5.91%      5.13%       4.68%
Salomon Smith Barney
  3-Month Treasury
  Bill Index ..................  5.96%      5.25%       4.87%

You may call 1-800-996-2862 to obtain the current 7-day yield of the Federal Portfolio.

UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

                            [BAR GRAPH]

  91    92     93    94     95     96    97    98    99    00
 5.78  3.46   2.75  3.80   5.59   5.03  5.17  5.14  4.76  6.05

During the period shown in the chart above the Fund's highest quarterly return was 1.64% (quarter ended March 31, 1991) and the Fund's lowest quarterly return was 0.67% (quarter ended June 30, 1993).

Year-To-Date Return (through September 30, 2001): 3.13%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000


                               1 YEAR    5 YEARS   10 YEARS
                               ------    -------   --------
Money Market Fund -
  Prime .....................   6.05%     5.23%      4.75%
Salomon Smith Barney
  3-Month Treasury
  Bill Index ................   5.96%     5.25%      4.87%

You may call 1-800-996-2862 to obtain the current 7-day yield of the Prime Portfolio.

UMB SCOUT TAX-FREE MONEY MARKET FUND

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

                            [BAR GRAPH]

  91    92   93    94    95    96    97    98    99    00
4.04  2.56  2.00  2.40  3.31  2.99  3.12  2.94  2.71  3.59

During the period shown in the chart above the Fund's highest quarterly return was 1.01% (quarter ended March 31, 1991) and the Fund's lowest quarterly return was 0.44% (quarter ended March 31, 1994).

Year-To-Date Return (through September 30, 2001): 1.85%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000


                            1 YEAR    5 YEARS      10 YEARS
                            ------    -------      --------
Tax-Free Money Market
  Fund ...................  3.59%      3.07%         2.96%
Salomon Smith Barney
  3-Month Treasury
  Bill Index .............  5.96%      5.25%         4.87%

You may call 1-800-996-2862 to obtain the current 7-day yield of the Tax-Free Money Market Fund.

PROSPECTUS, OCTOBER 31, 2001                                              15

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the



-----------------------------------------------------------------------------------------------------------------------------------
                                                        UMB SCOUT     UMB SCOUT       UMB SCOUT        UMB SCOUT      UMB SCOUT
                                                          STOCK      STOCK SELECT    EQUITY INDEX      SMALL CAP      WORLDWIDE
                                                          FUND          FUND            FUND             FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------

Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases ...........................     None           None           None             None            None
   Maximum Deferred Sales Charge (Load) .............     None           None           None             None            None
   Maximum Sales Charge (Load) Imposed
     on Reinvested Dividends ........................     None           None           None             None            None
   Redemption Fee....................................     None           None           None             None            None
   Exchange Fee .....................................     None           None           None             None            None

Annual Fund Operating Expenses
(expenses deducted from Fund assets)
   Management Fees...................................     .85%           .85%           .40%             .85%            1.10%*
   Distribution (12b-1) Fees ........................     None           None           None             None            None
   Other Expenses ...................................     .03%           None           None             .14%             .02%
   Total Annual Fund Operating Expenses .............     .88%           .85%           .40%             .99%            1.12%
Less Manager's Fee Waiver/Payments ..................      N/A            N/A          (.10)%**           N/A              N/A
                                                        ------          -----          -----            -----            -----
Revised Total Annual Fund Operating Expenses ........     .88%           .85%           .30%             .99%            1.12%



* Under its Management Agreement with UMB Scout WorldWide and UMB Scout WorldWide Select Funds, Scout Investment Advisors, Inc. will receive management fees from each Fund based upon an annual rate of 1.10% of the first $500 million of average daily net assets, 1.00% of the next $500 million and .90 of 1% on average daily net assets over $1 billion.

** Scout Investment Advisors, Inc. has entered into an agreement to waive its fees and/or make expense payments through October 31, 2002 so that actual total annual fund operating expenses of UMB Scout Equity Index Fund do not exceed 0.30% of average daily net assets.

*** Scout Investment Advisors, Inc. has entered into an agreement to waive its fees and/or make expense payments through October 31, 2002 so that actual total annual fund operating expenses of UMB Scout Technology Fund do not exceed 1.10% of average daily net assets.

EXAMPLES

The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs


-----------------------------------------------------------------------------------------
               UMB SCOUT      UMB SCOUT       UMB SCOUT      UMB SCOUT       UMB SCOUT
                 STOCK      STOCK SELECT    EQUITY INDEX     SMALL CAP       WORLD WIDE
                 FUND           FUND            FUND*          FUND             FUND
-----------------------------------------------------------------------------------------

1 Year.......   $   90     $        87     $        31     $       101     $        114
3 Years......   $  281     $       271     $       118     $       315     $        356
5 Years......   $  488     $       471     $       214     $       547     $        617
10 Years.....   $1,084     $     1,049     $       495     $     1,213     $      1,363



* Please note that only the first year in the 3, 5 and 10 Years examples for UMB Scout Equity Index Fund and UMB Scout Technology Fund reflect the effect of the Advisor's contractual agreement to limit overall Fund expenses. If the expense limitation agreement was continued, the 3, 5 and 10 Years expense example dollar amounts would be less.

16                                                             UMB SCOUT FUNDS


----------------------------------------------------------------------------------------------------------------------------

UMB SCOUT                                                           UMB SCOUT       UMB SCOUT             UMB SCOUT
WORLDWIDE     UMB SCOUT     UMB SCOUT    UMB SCOUT    UMB SCOUT    KANSAS TAX-    MONEY MARKET FUND        TAX-FREE
 SELECT      TECHNOLOGY      ENERGY      BALANCED       BOND       EXEMPT BOND   FEDERAL     PRIME        MONEY MARKET
  FUND          FUND          FUND         FUND         FUND          FUND      PORTFOLIO   PORTFOLIO        FUND
----------------------------------------------------------------------------------------------------------------------------

  None         None          None          None         None          None        None          None          None
  None         None          None          None         None          None        None          None          None

  None         None          None          None         None          None        None          None          None
  None         None          None          None         None          None        None          None          None
  None         None          None          None         None          None        None          None          None
----------------------------------------------------------------------------------------------------------------------------

 1.10%*       1.50%          .85%          .85%         .85%          .50%        .50%          .50%          .50%
  None         None          None          None         None          None        None          None          None
  .01%         None          None          None         .01%          None        .01%          None          .01%
 1.11%        1.50%          .85%          .85%         .86%          .50%        .51%          .50%          .51%
   N/A        (.40)%***       N/A           N/A          N/A           N/A         N/A           N/A           N/A
 ----         ----           ---           ---          ----           ---         ---           ---           ---
 1.11%        1.10%         .85%          .85%          .86%          .50%        .51%          .50%          .51%





============================================================================================================================




----------------------------------------------------------------------------------------------------------------------------
UMB SCOUT                                                           UMB SCOUT       UMB SCOUT             UMB SCOUT
WORLDWIDE     UMB SCOUT     UMB SCOUT    UMB SCOUT    UMB SCOUT    KANSAS TAX-    MONEY MARKET FUND        TAX-FREE
 SELECT      TECHNOLOGY      ENERGY      BALANCED       BOND       EXEMPT BOND   FEDERAL     PRIME        MONEY MARKET
  FUND          FUND          FUND         FUND         FUND          FUND      PORTFOLIO   PORTFOLIO        FUND
----------------------------------------------------------------------------------------------------------------------------
$  113        $  112        $   87        $   87        $   88        $   51        $   52        $   51        $   52
$  353        $  435        $  271        $  271        $  274        $  160        $  164        $  160        $  164
$  612        $  781        $  471        $  471        $  477        $  280        $  285        $  280        $  285
$1,352        $1,756        $1,049        $1,049        $1,061        $  628        $  640        $  628        $  640
----------------------------------------------------------------------------------------------------------------------------



PROSPECTUS, OCTOBER 31, 2001                                              17

INVESTMENT ADVISOR AND MANAGER

Scout Investment Advisors, Inc. was created as a wholly owned subsidiary of the Funds' previous manager, UMB Bank, n.a. ("UMB"), effective May 12, 2001. Scout Investment Advisors, Inc. is each Fund's Manager and Investment Advisor and is located at 1010 Grand Boulevard, Kansas City, Missouri. The Advisor maintains an experienced investment analysis and research staff.

A management team led by William B. Greiner has been responsible for investment decisions for UMB Scout Technology Fund since its inception in April, 2000. The same team has also been responsible for UMB Scout Small Cap Fund (formerly UMB Scout Regional Fund) and UMB Scout Bond Fund since October, 2000 and UMB Scout Energy Fund (formerly UMB Scout Capital Preservation Fund), UMB Scout Kansas Tax-Exempt Bond Fund, UMB Scout Money Market Fund, and UMB Scout Tax-Free Money Market Fund since October, 2001. Mr. Greiner has been the chief investment officer at UMB since 1999. Prior to that, he managed investments at Northern Trust Company, Chicago, Illinois. Mr. Greiner has over 16 years of investment management experience. James L. Moffett has been portfolio manager of UMB Scout Stock Fund and UMB Scout Stock Select Fund since May, 1999. In addition, he has managed UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund since 1993 and May, 1999, respectively. He is a Chartered Financial Analyst and has over 32 years of investment management experience. He joined UMB (previously Commercial National Bank) in 1979. James A. Reed II assumed portfolio management responsibility for UMB Scout Balanced Fund in October, 2000. Mr. Reed has worked at UMB in various investment positions since 1993, including as an investment analyst, a portfolio manager and a director of research. In addition to their positions at UMB, each of the above-referenced persons has been employed by the Advisor since May 12, 2001.

As Manager, Scout Investment Advisors, Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; officers, directors and other personnel; rent; shareholder services; and other items incidental to corporate administration. Operating expenses not required in the normal operation of a Fund are payable by the Fund. These expenses include taxes, interest, governmental charges and fees, including registration of the Funds' shares with the Securities and Exchange Commission and fees payable to various states. Each Fund also pays its own brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

The Advisor employs Sunstone Financial Group, Inc. at its own expense to provide shareholder accounting system and transfer agency services. Sunstone Financial Group, Inc. is a wholly owned subsidiary of UMB Financial Corporation and an affiliate of the Advisor. Sunstone Distribution Services, LLC, a wholly owned subsidiary of Sunstone Financial Group, Inc., acts as the Funds' distributor. Sunstone Financial Group, Inc. is a mutual fund service provider that was founded in 1990.

UMB Scout Stock Fund, UMB Scout Stock Select Fund, UMB Scout Small Cap Fund, UMB Scout Energy Fund, UMB Scout Balanced Fund and UMB Scout Bond Fund each pay the Advisor a management fee at the annual rate of 85/100 of one percent (0.85%) of its average daily net assets. UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund each pay the Advisor a management fee at the annual rate of one and one-tenth percent (1.10%) of the first $500 million of average daily net assets, one percent (1.00%) of the next $500 million and 90/100 of one percent (0.90%) on average daily net assets over $1 billion. UMB Scout Equity Index Fund pays the Advisor a management fee at the annual rate of 40/100 of one percent (0.40%) of its average daily net assets. Through October 31, 2002, the Advisor has entered into a contractual agreement to limit annual fund operating expenses of UMB Scout Equity Index Fund to 30/100 of one percent (0.30%) of its average daily net assets. UMB Scout Technology Fund pays the Advisor a management fee at the annual rate of one and one-half percent (1.50%) of its average daily net assets. Through October 31, 2002, the Advisor has entered into a contractual agreement to limit annual fund operating expenses of UMB Scout Technology Fund to one and one-tenth percent (.10%) of its average daily net assets. In addition, UMB Scout Kansas Tax-Exempt Bond Fund, UMB Scout Money Market Fund




18                                                              UMB SCOUT FUNDS
and UMB Scout Tax-Free Money Market Fund each pay the Advisor a management fee at the annual rate of 50/100 of one percent (0.50%) of average daily net assets. These fees are computed daily and paid monthly.

Each Fund's Management Agreement limits the liability of the Advisor as well as its officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties.

The Advisor from its own resources, may compensate its affiliates for marketing, shareholder servicing, recordkeeping and/or other services performed with respect to the Funds' shares. This includes a fee paid to UMB Scout Brokerage Services, Inc. on UMB Scout Fund shares held in customer accounts at UMB Scout Brokerage Services, Inc.

INVESTMENT SUB-ADVISOR

The Advisor employs at its own expense Northern Trust Quantitative Advisors, Inc., an Illinois state-chartered trust company, as sub-advisor to be responsible for the day-to-day management of the assets of UMB Scout Equity Index Fund. The sub-advisor and its affiliates administer in various capacities (including as master trustee, investment manager and custodian) over $1 trillion of assets as of September 30, 2001. The sub-advisor is located at 50 S. LaSalle Street, Chicago, Illinois 60675.

PROSPECTUS, OCTOBER 31, 2001                                                  19

FINANCIAL HIGHLIGHTS

UMB SCOUT STOCK FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years pertaining to its UMB Scout Stock Fund series. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BKD, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


--------------------------------------------------------------------------------------------------------------------------
                                                                                FOR THE PERIODS ENDED JUNE 30,
                                                                     2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................   $ 18.50     $ 20.53     $ 19.63     $ 18.33     $ 16.69
                                                                   -------------------------------------------------------
  Income from investment operations:
    Net investment income ......................................      0.16        0.32        0.37        0.41        0.43
    Net realized and unrealized
       gain (loss) on securities ...............................     (1.79)       0.16        2.18        2.33        2.23
                                                                   -------------------------------------------------------
  Total from investment operations .............................     (1.63)       0.48        2.55        2.74        2.66
                                                                   -------------------------------------------------------
Distributions from:
    Net investment income ......................................     (0.18)      (0.27)      (0.41)      (0.40)      (0.42)
    Net realized gain on securities ............................     (1.22)      (2.24)      (1.24)      (1.04)      (0.60)
                                                                   -------------------------------------------------------
  Total distributions ..........................................     (1.40)      (2.51)      (1.65)      (1.44)      (1.02)
                                                                   -------------------------------------------------------
Net asset value, end of period .................................   $ 15.47     $ 18.50     $ 20.53     $ 19.63     $ 18.33
                                                                   =======================================================
Total Return ...................................................        (9)%         3%         14%         15%         16%
                                                                   =======================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ........................   $   117     $   147     $   182     $   195     $   193
Ratio of expenses to average net assets ........................      0.88%       0.87%       0.87%       0.86%       0.86%
Ratio of net investment income
  to average net assets ........................................      0.98%       1.29%       1.93%       2.07%       2.48%
Portfolio turnover rate ........................................        13%         30%         14%         10%         16%

20                                                               UMB SCOUT FUNDS

UMB SCOUT STOCK SELECT FUND

The financial highlights table is intended to help you understand the Fund's financial performance since inception pertaining to its UMB Scout Stock Select Fund series. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BKD, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


-------------------------------------------------------------------------------------------------------------------
                                                                                   FOR THE PERIODS ENDED JUNE 30,
                                                                                   2001         2000        1999*
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................     $ 9.59       $10.08       $10.00
                                                                                  --------------------------------
  Income from investment operations:
    Net investment income ...................................................       0.10         0.10         0.01
    Net realized and unrealized gain (loss) on securities ...................      (1.04)       (0.48)        0.07
                                                                                  --------------------------------
  Total from investment operations ..........................................      (0.94)       (0.38)        0.08
                                                                                  --------------------------------
Distributions from:
    Net investment income ...................................................      (0.10)       (0.10)          --
    Net realized gain on securities .........................................         --        (0.01)          --
                                                                                  --------------------------------
  Total distributions .......................................................      (0.10)       (0.11)          --
                                                                                  --------------------------------
Net asset value, end of period ..............................................     $ 8.55       $ 9.59       $10.08
                                                                                  ================================
Total Return ................................................................        (10)%         (4)%          6%**
                                                                                  ================================
Ratios/Supplemental Data
Net assets, end of period (in millions) .....................................     $   14       $    9       $    2
Ratio of expenses to average net assets .....................................       0.85%        0.80%        0.85%
Ratio of net investment income to average net assets ........................       1.14%        1.26%        2.35%
Portfolio turnover rate .....................................................         34%          11%           7%**

* The Fund was capitalized on March 17, 1999, with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 17, 1999, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.
**  Not annualized.


PROSPECTUS, OCTOBER 31, 2001                                                  21

UMB SCOUT EQUITY INDEX FUND

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BKD, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


--------------------------------------------------------------------------------------------------------------
                                                                                      FOR THE PERIODS ENDED
                                                                                             JUNE 30,
                                                                                        2001          2000*
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........................................       $   10.02      $   10.00
                                                                                   --------------------------
  Income from investment operations:
    Net investment income ....................................................            0.07           0.01
    Net realized and unrealized gain (loss) on securities ....................           (1.59)          0.01
                                                                                   --------------------------
  Total from investment operations ...........................................           (1.52)          0.02
                                                                                   --------------------------
Distributions from:
    Net investment income ....................................................           (0.08)            --
    Net realized gain on securities ..........................................              --             --
                                                                                   --------------------------
  Total distributions ........................................................           (0.08)            --
                                                                                   --------------------------
Net asset value, end of period ...............................................       $    8.42      $   10.02
                                                                                   ==========================

Total Return .................................................................             (15)%            0%**
                                                                                   ==========================
Ratios/Supplemental Data
Net assets, end of period (in millions) ......................................       $      25      $      15
Ratio of expenses to average net assets ......................................            0.30%          0.30%
Ratio of net investment income to average net assets .........................            0.95%          1.21%
Portfolio turnover rate ......................................................              64%            12%**

* The Fund was capitalized on April 12, 2000, with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 1, 2000, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.
**  Not annualized.

22                                                               UMB SCOUT FUNDS

UMB SCOUT SMALL CAP FUND (formerly UMB Scout Regional Fund)*

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BKD, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


-----------------------------------------------------------------------------------------------------------------------------
                                                                                    FOR THE PERIODS ENDED JUNE 30,
                                                                           2001       2000       1999       1998       1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................................   $  9.82     $11.39     $11.76     $11.21     $10.38
                                                                         ---------------------------------------------------
  Income from investment operations:
    Net investment income ............................................      0.20       0.13       0.19       0.20       0.22
    Net realized and unrealized
       gain (loss) on securities .....................................      3.03      (1.12)      0.18       1.38       1.32
                                                                         ---------------------------------------------------
  Total from investment operations ...................................      3.23      (0.99)      0.37       1.58       1.54
                                                                         ---------------------------------------------------
Distributions from:
    Net investment income ............................................     (0.21)     (0.10)     (0.22)     (0.22)     (0.18)
    Net realized gain on securities ..................................     (2.05)     (0.48)     (0.52)     (0.81)     (0.53)
                                                                         ---------------------------------------------------
  Total distributions ................................................     (2.26)     (0.58)     (0.74)     (1.03)     (0.71)
                                                                         ---------------------------------------------------
Net asset value, end of period .......................................   $ 10.79     $ 9.82     $11.39     $11.76     $11.21
                                                                         ===================================================
Total Return .........................................................        34%        (9)%        4%        14%        15%
                                                                         ===================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ..............................   $    34     $   30     $   44     $   50     $   49
Ratio of expenses to average net assets ..............................      0.99%      0.91%      0.89%      0.85%      0.87%
Ratio of net investment income to average net assets .................      1.58%      1.43%      1.76%      1.54%      2.09%
Portfolio turnover rate ..............................................       122%        16%        13%        13%        20%

* Effective July 2, 2001, UMB Scout Regional Fund was reorganized as UMB Scout Small Cap Fund, and the Fund's investment objective and certain investment policies were changed.

PROSPECTUS, OCTOBER 31, 2001                                                  23

UMB SCOUT WORLDWIDE FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years pertaining to its UMB Scout WorldWide Fund series. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BKD, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


----------------------------------------------------------------------------------------------------------------------------
                                                                                   FOR THE PERIODS ENDED JUNE 30,
                                                                        2001        2000        1999       1998       1997
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............................   $ 23.47     $ 20.38     $ 18.62     $16.00     $12.90
                                                                      -----------------------------------------------------
  Income from investment operations:
    Net investment income .........................................        --        0.28        0.26       0.29       0.26
    Net realized and unrealized
       gain (loss) on securities ..................................     (3.49)       3.64        1.75       2.87       3.12
                                                                      -----------------------------------------------------
  Total from investment operations ................................     (3.49)       3.92        2.01       3.16       3.38
                                                                      -----------------------------------------------------
Distributions from:
    Net investment income .........................................     (0.19)      (0.12)      (0.23)     (0.32)     (0.21)
    Net realized gain on securities ...............................     (0.21)      (0.71)      (0.02)     (0.22)     (0.07)
                                                                      -----------------------------------------------------
  Total distributions .............................................     (0.40)      (0.83)      (0.25)     (0.54)     (0.28)
                                                                      -----------------------------------------------------
Net asset value, end of period ....................................   $ 19.58     $ 23.47     $ 20.38     $18.62     $16.00
                                                                      =====================================================

Total Return ......................................................       (15)%        19%         11%        20%        26%
                                                                      =====================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ...........................   $   335     $   302     $   181     $   83     $   48
Ratio of expenses to average net assets ...........................      1.12%       0.91%       0.86%      0.87%      0.86%
Ratio of net investment income to average net assets ..............      1.04%       1.29%       1.69%      2.01%      1.93%
Portfolio turnover rate ...........................................        11%          8%          8%         3%        18%

24                                                               UMB SCOUT FUNDS

UMB SCOUT WORLDWIDE SELECT FUND

The financial highlights table is intended to help you understand the Fund's financial performance since inception pertaining to its UMB Scout WorldWide Select Fund series. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BKD, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


---------------------------------------------------------------------------------------------------------------------------
                                                                                        FOR THE PERIODS ENDED JUNE 30,
                                                                                        2001          2000          1999*
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................................      $11.90        $10.20        $10.00
                                                                                      -----------------------------------
  Income from investment operations:
    Net investment income .......................................................        0.07          0.10          0.01
    Net realized and unrealized gain (loss) on securities .......................       (2.13)         1.75          0.19
                                                                                      -----------------------------------
  Total from investment operations ..............................................       (2.06)         1.85          0.20
                                                                                      -----------------------------------
Distributions from:
    Net investment income .......................................................       (0.07)        (0.10)           --
    Net realized gain on securities .............................................          --         (0.05)           --
                                                                                      -----------------------------------
  Total distributions ...........................................................       (0.07)        (0.15)           --
                                                                                      -----------------------------------
Net asset value, end of period ..................................................      $ 9.77        $11.90        $10.20
                                                                                      ===================================
Total Return ....................................................................         (17)%          18%           16%**
                                                                                      ===================================
Ratios/Supplemental Data
Net assets, end of period (in millions) .........................................      $   35        $   36        $    3
Ratio of expenses to average net assets .........................................        1.11%         0.85%         0.85%
Ratio of net investment income to average net assets ............................        0.75%         1.53%         1.90%
Portfolio turnover rate .........................................................          10%            6%            6%**

* The Fund was capitalized on March 17, 1999, with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 17, 1999, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.
**  Not annualized.

PROSPECTUS, OCTOBER 31, 2001                                                  25

UMB SCOUT TECHNOLOGY FUND

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BKD, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

-----------------------------------------------------------------------------------
                                                            FOR THE PERIODS ENDED
                                                                   JUNE 30,
                                                               2001        2000*
-----------------------------------------------------------------------------------
Net asset value, beginning of period.......................  $ 10.08     $ 10.00
                                                             ----------------------
  Income from investment operations:
    Net investment income..................................       --          --
    Net realized and unrealized gain (loss) on securities..    (5.70)       0.08
                                                             ----------------------
  Total from investment operations.........................    (5.70)       0.08
                                                             ----------------------
  Distributions from:
    Net investment income..................................       --          --
    Net realized gain on securities........................       --          --
                                                             ----------------------
  Total distributions......................................       --          --
                                                             ----------------------
Net asset value, end of period.............................  $  4.38     $ 10.08
                                                             ----------------------
Total Return...............................................      (57)%         1%**
                                                             ----------------------
Ratios/Supplemental Data
Net assets, end of period (in millions)....................  $    14     $     5
Ratio of expenses to average net assets....................     1.10%       1.10%
Ratio of net investment income to average net assets.......    (0.06)%     (0.13)%
Portfolio turnover rate....................................      170%         10%**
-----------------------------------------------------------------------------------

* The Fund was capitalized on April 12, 2000, with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 1, 2000, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.

** Not annualized.

26                                                               UMB SCOUT FUNDS

UMB SCOUT ENERGY FUND (formerly UMB Scout Capital Preservation Fund)*

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BKD, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE PERIODS ENDED JUNE  30,
                                                                2001         2000        1999         1998**
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period......................... $    9.59    $   9.76    $   9.74    $   10.00
                                                              ---------------------------------------------------
  Income from investment operations:
    Net investment income....................................      0.28        0.20        0.17         0.07
    Net realized and unrealized gain (loss) on securities....      0.17       (0.15)       0.08        (0.33)
                                                              ---------------------------------------------------
    Total from investment operations.........................      0.45        0.05        0.25        (0.26)
                                                              ---------------------------------------------------
  Distributions from:
    Net investment income....................................     (0.31)      (0.20)      (0.21)          --
    Net realized gain on securities..........................     (0.16)      (0.02)      (0.02)          --
                                                              ---------------------------------------------------
  Total distributions........................................     (0.47)      (0.22)      (0.23)          --
                                                              ---------------------------------------------------
Net asset value, end of period............................... $    9.57    $   9.59    $   9.76    $    9.74
                                                              ===================================================
Total Return.................................................         5%          1%          3%          (3)%***
                                                              ===================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)...................... $       1    $      1    $      1    $       1
Ratio of expenses to average net assets......................      0.85%       0.84%       0.83%        0.85%
Ratio of net investment income to average net assets.........      2.86%       2.62%       2.44%        3.26%
Portfolio turnover rate......................................       121%         13%         95%           7%***
-----------------------------------------------------------------------------------------------------------------

* Effective July 2, 2001, UMB Scout Capital Preservation Fund was reorganized as UMB Scout Energy Fund and certain investment policies were changed.

* The Fund was capitalized on January 13, 1998 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on February 23, 1998, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.

*** Not annualized.

PROSPECTUS, OCTOBER 31, 2001                                                  27

UMB SCOUT BALANCED FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BKD, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

--------------------------------------------------------------------------------------------------------------------------
                                                                          FOR THE PERIODS ENDED JUNE 30,
                                                           2001           2000         1999           1998         1997
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...................  $   9.23      $  10.17      $  10.91       $  10.72     $  10.18
                                                         ----------------------------------------------------------------
  Income from investment operations:
    Net investment income..............................      0.99          0.14          0.38           0.43         0.35
    Net realized and unrealized
      gain (loss) on securities........................     (0.55)        (0.58)        (0.21)          0.54         0.52
                                                         ----------------------------------------------------------------
  Total from investment operations.....................      0.44         (0.44)         0.17           0.97         0.87
                                                         ----------------------------------------------------------------
  Distributions from:
    Net investment income..............................     (1.01)        (0.13)        (0.41)         (0.45)       (0.32)
    Net realized gain on securities....................        --         (0.37)        (0.50)         (0.33)       (0.01)
                                                         ----------------------------------------------------------------
  Total distributions..................................     (1.01)        (0.50)        (0.91)         (0.78)       (0.33)
                                                         ----------------------------------------------------------------
Net asset value, end of period.........................  $   8.66      $   9.23      $  10.17       $  10.91     $  10.72
                                                         ================================================================
Total Return...........................................         4%           (4)%           2%             9%           9%
                                                         ================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)................  $      2      $      4      $      5       $      8     $      8
Ratio of expenses to average net assets................      0.85%         0.87%         0.87%          0.85%        0.83%
Ratio of net investment income to average net assets...      2.61%         3.16%         3.48%          3.78%        3.85%
Portfolio turnover rate................................       127%          44%            95%            15%          14%
--------------------------------------------------------------------------------------------------------------------------




28                                                               UMB SCOUT FUNDS

UMB SCOUT BOND FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BKD, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

---------------------------------------------------------------------------------------------------------------------------
                                                                           FOR THE PERIODS ENDED JUNE 30,
                                                           2001           2000          1999         1998          1997
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.................... $  10.71       $  10.95      $  11.21     $  10.98      $  10.93
                                                         ----------------------------------------------------------------
  Income from investment operations:
    Net investment income...............................     0.60           0.55          0.62         0.62          0.62
    Net realized and unrealized
      gain (loss) on securities.........................     0.44          (0.18)        (0.26)        0.23          0.05
                                                         ----------------------------------------------------------------
  Total from investment operations......................     1.04           0.37          0.36         0.85          0.67
                                                         ----------------------------------------------------------------
  Distributions from:
    Net investment income...............................    (0.60)         (0.61)        (0.62)       (0.62)        (0.62)
                                                         ----------------------------------------------------------------
Net asset value, end of period.......................... $  11.15       $  10.71      $  10.95     $  11.21      $  10.98
                                                         ================================================================
Total Return............................................       10%             3%           3%            8%            6%
                                                         ================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)................. $     70       $     65      $    72      $     78      $     79
Ratio of expenses to average net assets.................     0.86%          0.87%        0.87%         0.87%         0.87%
Ratio of net investment income to average net assets....     5.47%          5.73%        5.48%         5.61%         5.69%
Portfolio turnover rate.................................       40%            30%          23%           12%           19%
----------------------------------------------------------------------------------------------------------------------------



PROSPECTUS, OCTOBER 31, 2001                                                 29

UMB SCOUT KANSAS TAX-EXEMPT BOND FUND

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BKD, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


-----------------------------------------------------------------------------------------------------------------------
                                                                           FOR THE PERIODS ENDED JUNE 30,
                                                                  2001          2000           1999          1998*
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................... $   9.67      $   9.80       $   9.94      $  10.00
                                                                ---------------------------------------------------
  Income from investment operations:
    Net investment income......................................     0.41          0.40           0.40          0.13
    Net realized and unrealized gain (loss) on securities......     0.31         (0.13)         (0.14)        (0.06)
                                                                ---------------------------------------------------
  Total from investment operations.............................     0.72          0.27           0.26          0.07
                                                                ---------------------------------------------------
  Distributions from:
    Net investment income......................................    (0.41)        (0.40)         (0.40)        (0.13)
                                                                ---------------------------------------------------
Net asset value, end of period................................. $   9.98      $   9.67       $   9.80      $   9.94
                                                                ===================================================
Total Return...................................................        8%            3%             3%            1%**
                                                                ===================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)........................ $      7      $      7       $      8      $      6
Ratio of expenses to average net assets........................     0.50%         0.50%          0.50%         0.50%
Ratio of net investment income to average net assets...........     4.12%         4.19%          4.01%         4.33%
Portfolio turnover rate........................................        7%            7%            12%            4%**
-------------------------------------------------------------------------------------------------------------------


* The Fund was capitalized on January 13, 1998 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on February 23, 1998, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.

** Not annualized.



30                                                               UMB SCOUT FUNDS

UMB SCOUT MONEY MARKET FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years pertaining to its Federal Portfolio and its Prime Portfolio. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BKD, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

-------------------------------------------------------------------------------------------------------------------------------
                                                                             FOR THE PERIODS ENDED JUNE 30,
                                                             2001           2000           1999          1998           1997
-------------------------------------------------------------------------------------------------------------------------------
FEDERAL PORTFOLIO
Net asset value, beginning of period.....................  $   1.00      $   1.00      $    1.00     $     1.00      $    1.00
                                                           -------------------------------------------------------------------
  Income from investment operations:
    Net investment income................................      0.05          0.05           0.05           0.05           0.05
                                                           -------------------------------------------------------------------
  Distributions from:
    Net investment income................................     (0.05)        (0.05)         (0.05)         (0.05)         (0.05)
                                                           -------------------------------------------------------------------
Net asset value, end of period...........................  $   1.00      $   1.00      $    1.00     $     1.00      $    1.00
                                                           ===================================================================
Total Return.............................................        5%             5%             5%             5%             5%
                                                           ===================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)..................  $    375      $    303      $     298     $      303      $     238
Ratio of expenses to average net assets..................      0.51%         0.50%          0.51%          0.51%          0.52%
Ratio of net investment income to average net assets.....      5.30%         5.08%          4.58%          5.03%          4.92%

PRIME PORTFOLIO
Net asset value, beginning of period.....................  $   1.00      $   1.00      $    1.00     $     1.00      $    1.00
                                                           -------------------------------------------------------------------
  Income from investment operations:
    Net investment income................................      0.05          0.05           0.05           0.05           0.05
                                                           -------------------------------------------------------------------
  Distributions from:
    Net investment income................................     (0.05)        (0.05)         (0.05)         (0.05)         (0.05)
                                                           -------------------------------------------------------------------
Net asset value, end of period...........................  $   1.00      $   1.00      $    1.00     $     1.00      $    1.00
                                                           ===================================================================
Total Return.............................................         6%            5%             5%             5%             5%
                                                           ===================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)..................  $    865      $    707      $     678     $      556      $     445
Ratio of expenses to average net assets..................      0.50%         0.51%          0.51%          0.51%          0.51%
Ratio of net investment income to average net assets.....      5.33%         5.26%          4.72%          5.14%          4.97%
------------------------------------------------------------------------------------------------------------------------------


PROSPECTUS, OCTOBER 31, 2001                                                  31

UMB SCOUT TAX-FREE MONEY MARKET FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BKD, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

--------------------------------------------------------------------------------------------------------------------------
                                                                          FOR THE PERIODS ENDED JUNE 30,
                                                            2001         2000          1999          1998          1997
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.................... $    1.00    $    1.00     $    1.00     $    1.00     $    1.00
                                                         ----------------------------------------------------------------
  Income from investment operations:
    Net investment income...............................      0.03         0.03          0.03          0.03          0.03
                                                         ----------------------------------------------------------------
  Distributions from:
    Net investment income...............................     (0.03)       (0.03)        (0.03)        (0.03)        (0.03)
                                                         ----------------------------------------------------------------
Net asset value, end of period.......................... $    1.00    $    1.00     $    1.00     $    1.00     $    1.00
                                                         ================================================================
Total Return............................................         3%          3%             3%            3%            3%
                                                         ================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)................. $     146    $    116      $     126     $     123     $     162
Ratio of expenses to average net assets.................      0.51%       0.53%          0.52%         0.54%         0.55%
Ratio of net investment income to average net assets....      3.17%       3.23%          2.66%         3.21%         3.16%
---------------------------------------------------------------------------------------------------------------------------



32                                                               UMB SCOUT FUNDS

BEFORE YOU INVEST


Prospectus. This Prospectus contains important information about the Funds. Please read it carefully before you decide to invest.

Account Registration. Once you have decided which Fund or Funds to invest in, you must select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Funds can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax advisor to determine what form of account registration best meets your needs.

Available forms of registration include:

       - Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.

       - Joint ownership. Two or more individuals may open an account together as joint tenants with rights of survivorship, tenants in common or as community property.

       - Custodial account. You may open an account for a minor under the Uniform Gift to Minors Act/Uniform Transfer to Minors Act for your state of residence.

       - Business/trust ownership. Corporations, trusts, charitable organizations and other businesses may open accounts.

       - IRAs and other tax-deferred accounts. The Funds offer a variety of retirement plans for individuals. Please refer to "Retirement Account Options," below, for more information about these types of accounts.

Account Minimums. You also must decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts.

-----------------------------------------------------------------------------------------------
                                                      INITIAL MINIMUM      ADDITIONAL MINIMUM
TYPE OF ACCOUNT                                          PURCHASE               PURCHASE
-----------------------------------------------------------------------------------------------
Regular (Individual, joint, business or trust)            $1,000                 $  100
-----------------------------------------------------------------------------------------------
IRA (including spousal, Roth, SEP & Education IRAs)         $100                 $  100
-----------------------------------------------------------------------------------------------
Gifts to Minors (UGMA/UTMA)                                 $250                 $  100
-----------------------------------------------------------------------------------------------
Automatic Investment Plan                                   $100                 $   50
-----------------------------------------------------------------------------------------------
Exchanges                                                 $1,000                 $1,000
-----------------------------------------------------------------------------------------------



PROSPECTUS, OCTOBER 31, 2001                                                  33

Determining Your Share Price. The price at which you purchase and redeem a Fund's shares is called the Fund's net asset value per share ("NAV"). A Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. Each Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) on days when the Funds are open for business. These are generally the same days that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends, national holidays and Good Friday. The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by the Funds' Transfer Agent. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Funds and have received your purchase order and payment or redemption order, we may process the order at the NAV per share next effective after receipt of order by the institution. The Funds reserve the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders to be calculated at the same day's NAV when the New York Stock Exchange closes early as a result of unusual weather or other conditions. The Funds reserve the same right when The Bond Market Association recommends that securities markets close or close early.

Each security owned by a Fund that is listed on an exchange is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by a Fund's Board of Directors or Trustees. The Funds may use pricing services to assist in the determination of market value.

Short-term instruments maturing within 60 days may be valued at amortized cost. UMB Scout Tax-Free Money Market Fund and the Portfolios of UMB Scout Money Market Fund value assets on the basis of amortized cost.

PURCHASING SHARES

You can buy shares directly from the Funds or through a financial services agent such as a bank, financial advisor or broker-dealer, or other institution that the Funds have authorized to sell shares. If you maintain certain accounts at UMB Bank, n.a., or another institution (such as a bank or broker-dealer) that has entered into an agreement with UMB Scout Funds to provide services to its shareholders, you may purchase shares through your institution in accordance with its procedures. Please see "Transactions Through UMB Bank, n.a. and Other Institutions" below for more details.

34                                                               UMB SCOUT FUNDS

TO OPEN AN ACCOUNT OR BUY ADDITIONAL SHARES DIRECTLY FROM THE FUNDS, JUST FOLLOW THESE STEPS:

TO OPEN AN ACCOUNT

BY MAIL:
- Complete and sign the account application or an IRA application. If you don't complete the application properly, your purchase may be delayed or rejected.

- Make your check payable to "UMB Scout Funds." The Funds do not accept cash, third party checks, travelers checks, credit card checks or checks drawn on banks outside the U.S.

- For IRA accounts, please specify the year for which the contribution is made.

MAIL YOUR APPLICATION AND CHECK TO:
UMB Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

BY OVERNIGHT COURIER, SEND TO:
UMB Scout Funds
803 West Michigan Street Suite A
Milwaukee, WI 53233-2301

BY TELEPHONE:
You may not make your initial purchase by telephone.

BY WIRE:
- To purchase shares by wire, the Transfer Agent must have received a completed application and issued an account number to you. Call 1-800-996-2862 for instructions prior to wiring the funds.

- Send your investment to UMB Bank, n.a. with these instructions:
  UMB Bank, n.a.
  ABA# 101000695
  For Credit to the UMB Scout Funds
  A/C# 9871062406

For further credit to: investor account number; name(s) of investor(s); SSN or TIN; names of Fund to be purchased.

TO ADD TO AN ACCOUNT

BY MAIL:
- Complete the investment slip that is included in your account statement, and write your account number on your check.

- If you no longer have your investment slip, please reference your name, account number and address on your check, and the name of the Fund(s) in which you want to invest.

- Make your check payable to "UMB Scout Funds."

MAIL THE SLIP AND CHECK TO:
UMB Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

BY OVERNIGHT COURIER, SEND TO:
UMB Scout Funds
803 West Michigan Street Suite A
Milwaukee, WI 53233-2301

BY TELEPHONE:
- You automatically have the privilege to purchase additional shares by telephone unless you have declined this service on your account application. You may call 1-800-996-2862 to purchase shares in an existing account.

- Investments made by electronic funds transfer must be in amounts of at least $100 and not greater than $50,000.

BY WIRE:
Send your investment to UMB Bank, n.a. by following the instructions listed in the column to the left.



PROSPECTUS, OCTOBER 31, 2001                                                  35

If your purchase request is received by the Funds' Transfer Agent or other authorized agent before close of trading on the New York Stock Exchange (typically 3:00 p.m. Central Time) on a day when the Funds are open for business, your request will be executed at that day's NAV, provided that your application is in good order. If your request is received after close of trading, it will be priced at the next business day's NAV. Shares purchased by wire will receive the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. The Funds reserve the right to modify the terms and conditions of purchase transactions at any time, without prior notice.

ADDITIONAL PURCHASE INFORMATION

- The Funds no longer issue certificates for shares.

- UMB Scout Kansas Tax-Exempt Bond Fund is only available to shareholders who reside in Kansas or Missouri.

- If your check or ACH purchase does not clear for any reason, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20.00 fee) incurred by a Fund or the Transfer Agent. The Fund may redeem shares you own in this or another identically registered UMB Scout Funds account as reimbursement for any such losses.

- You must provide the Funds with a Social Security Number or Taxpayer Identification Number before your account can be established. If you do not certify the accuracy of your Social Security or Taxpayer Identification Number on your account application, the Fund will be required to withhold federal income tax at a rate of 30.5% from all of your dividends, capital gains distributions and redemptions.

- The Funds are only offered to residents of the United States. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Funds in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

- The Funds will not accept your application if you are investing for another person as attorney-in-fact. The Funds will not accept applications that list "Power of Attorney" or "POA" in the registration section.

- Once you place your order, you may not cancel or revoke it. The Funds may reject a purchase order for any reason.

TRANSACTIONS THROUGH UMB BANK, N.A. AND OTHER INSTITUTIONS. In addition to purchasing shares from the Funds, you may invest through a financial services agent such as a bank, financial advisor or broker-dealer. UMB Bank, n.a. trust customers may purchase shares through their qualified accounts and should consult with their account officer for additional information and instructions. Customers of other financial services agents should contact their account officers for appropriate purchase instructions. Please note that your financial services agent may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares, than those described in the Prospectus. In addition, these intermediaries may place limits on your ability to use services the Funds offer. To determine whether you may purchase shares through your institution, contact your institution directly.



36                                                               UMB SCOUT FUNDS

REDEEMING SHARES

When you purchase your shares directly from UMB Scout Funds, you may redeem or exchange shares by the methods described below. You may also use any of these methods if you purchase your shares through an account at UMB Bank, n.a., or another financial services agent and you appear on the Funds' records as the registered holder. You may redeem your shares of a Fund on any day the Fund is open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. The Funds normally pay redemption proceeds within two business days, but may take up to seven days.

BY MAIL

- Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to redeem, and how and where to send the proceeds.

- Sign the request exactly as the shares are registered. All account owners must sign.

- Include a signature guarantee, if necessary.

- Send your request to:

REGULAR MAIL                  OVERNIGHT COURIER

UMB Scout Funds               UMB Scout Funds
P.O. Box 1241                 803 West Michigan Street, Suite A
Milwaukee, WI 53201-1241      Milwaukee, WI 53233-2301

BY TELEPHONE

- You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

- Call 1-800-996-2862, between 7:00 a.m. and 7:00 p.m. Central Time. You may redeem as little as $500 but no more than $50,000.

Redemption requests received in "proper form" before the close of the New York Stock Exchange (typically 3:00 p.m. Central Time) on any day that the Funds are open for business will be processed at that day's NAV. "Proper form" means that all shares are paid for, and that you have included all required documentation along with any required signature guarantees.

Please note that the Funds may require additional documents for redemptions by corporations, executors, administrators, trustees, guardians or other fiduciaries. If you have any questions about how to redeem shares, or to determine if a signature guarantee or other documentation is required, please call 1-800-996-2862.

ADDITIONAL REDEMPTION PROVISIONS

- Once we receive your order to redeem shares, you may not revoke or cancel it. We cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

- If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Any Fund services that you have selected, such as SWPs or AIPs, will be cancelled.

- We will not pay redemption proceeds until your shares have been paid for in full. If you paid for the shares to be redeemed with a check, the Funds may delay sending your redemption payment for up to 15 days from the date of purchase to assure the check you used to purchase your shares has cleared. You can avoid this delay by purchasing shares by a federal funds wire. Please note that this provision is intended to protect the Funds and their shareholders from loss.


PROSPECTUS, OCTOBER 31, 2001                                                  37

- The Funds reserve the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, a Fund cannot fairly determine the value of its net assets or the Securities and Exchange Commission permits the suspension of the right of redemption or postpones the date of payment of a redemption.

- Under certain circumstances, a Fund may pay your redemption "in kind." This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

TELEPHONE TRANSACTIONS

- In times of drastic economic or market conditions, you may have difficulty redeeming shares by telephone. The Funds reserve the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods.

- The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds use procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Funds may implement other procedures from time to time. If these procedures are followed, the Funds and their service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

SIGNATURE GUARANTEES

The Funds will require the signature guarantee of each account owner to redeem shares in the following situations:

- To change ownership on your account;

- To send redemption proceeds to a different address than is currently on the account;

- To have the proceeds paid to someone other than the account's owner;

- To transmit redemption proceeds by federal wire transfer or ACH to a bank other than your bank of record;

- If a change of address request has been received by the Transfer Agent within the last 30 days; or

- If your redemption is for $50,000 or more.

The Funds require signature guarantees to protect both you and the Funds from possible fraudulent requests to redeem shares. You can obtain a signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A notary public is not an acceptable signature guarantor.

SMALL ACCOUNTS. All UMB Scout Funds account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Funds reserve the right to close an account when your account balance falls below $1,000 (or the specified account minimum investment) for reasons other than a change in the market value. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to $1,000. This provision does not apply to retirement plan accounts, active automatic investment plans or UGMA/UTMA accounts.


38                                                               UMB SCOUT FUNDS

EXCHANGING SHARES

FUND TO FUND EXCHANGE. You may exchange shares in one Fund for shares in another UMB Scout Fund in writing or by calling the Transfer Agent at 1-800-996-2862 between 7:00 a.m. and 7:00 p.m. Central Time. The minimum amount you may exchange is $1,000 (or the initial minimum investment requirement). Telephone exchanges are limited to $50,000.

The following additional rules and guidelines apply:

- Each account must be registered identically;

- You must meet the Fund's initial and subsequent investment minimums; the shares of the account you are exchanging in/out of must be valued at $2,500 when initiating an automatic exchange;

- You must obtain and read the Prospectus for the Fund into which you are exchanging;

- You may only exchange into Funds that are legally available for sale in your state. UMB Scout Kansas Tax-Exempt Bond Fund is only available to residents of Kansas and Missouri.

If your order is received before close of trading on the New York Stock Exchange (typically 3:00 p.m. Central Time) it will be processed at that day's NAV. Please note that the exchange of shares results in the sale of one Fund's shares and the purchase of another Fund's shares. As a result, an exchange could result in a gain or loss and become a taxable event for you.

REDEEMING AND EXCHANGING THROUGH UMB BANK, N.A. AND OTHER INSTITUTIONS

If you purchase your shares through an account at UMB Bank, n.a. or another financial services agent, you must redeem or exchange them in accordance with the instructions governing that account. You should direct questions regarding these types of redemptions or exchanges to your account representative. Please note that, while UMB Scout Funds do not impose any charges for redemptions, when shares are purchased through UMB Bank, n.a. or another institution, you may be charged a fee by that institution for providing services in connection with your account.

LIMITATIONS ON EXCHANGES. The Funds believe that use of the exchange privilege by investors utilizing market-timing strategies adversely affects the Funds and their shareholders. Therefore, the Funds generally will not honor requests for exchanges by shareholders who identify themselves or are identified by the Funds as "market timers." Market timers are investors who repeatedly make exchanges within a short period of time. The Funds reserve the right to suspend, limit or terminate the exchange privilege of any investor who uses the exchange privilege excessively. The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

MAKING CHANGES TO YOUR ACCOUNT

You may call or write us to make changes to your account.

NAME CHANGES. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or have your signatures guaranteed.

ADDRESS CHANGES. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the Transfer Agent with any changes at 1-800-996-2862.

TRANSFER OF ACCOUNT OWNERSHIP. Send us a letter including your account number, the share class, number of shares or dollar amount that are being transferred along with the name, address and Taxpayer Identification Number of the person to whom the shares are being transferred. The letter must be signed by all living registered owners. You will also need to include a signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the Transfer Agent at 1-800-996-2862 to determine what additional documents are required.



PROSPECTUS, OCTOBER 31, 2001                                                  39

SPECIAL FEATURES AND SERVICES

RETIREMENT ACCOUNT OPTIONS

The Funds offer a variety of retirement accounts for which UMB Bank, n.a. serves as trustee or custodian. These accounts may offer tax advantages. For information on establishing retirement accounts, please call 1-800-996-2862. You should consult with your legal and/or tax advisor before you establish a retirement account.

UMB Scout Funds currently accept investments from the following kinds of retirement plans:

     - Traditional IRA (including spousal IRA)
     - "Rollover" IRA
     - Roth IRA
     - SEP-IRA
     - Education IRA

ACH TRANSACTIONS

If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-800-996-2862. Subsequent ACH transactions placed by telephone must be for at least $100 and may not exceed $50,000.

AUTOMATED TELEPHONE SERVICE

The Funds offer 24-hour, seven days a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Funds and gives you account balances and history (e.g., last transaction, latest dividend distribution). To access the automated system, please call 1-800-996-2862.

WEB SITE

You can obtain the most current Prospectus and shareholder reports for the Funds, as well as current performance information, applications and other Fund information, by visiting the Funds' Web site at www.scoutfunds.com.

AUTOMATIC INVESTMENT PLAN (AIP)

To make regular investing more convenient, you can open an automatic investment plan with an initial investment of $100 and a minimum of $50 per transaction after you start your plan. Purchases made pursuant to an automatic investment plan may not exceed $50,000 per transaction. You tell us how much to invest for you every month or quarter. On the day you select (you may choose the 5th, 10th, 15th, 20th, 25th or last day of the month), that amount is automatically transferred from your checking or savings account. There is no fee for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20.00, your purchase will be cancelled and you will be responsible for any resulting losses to the Funds. You can terminate your automatic investment plan at any time by calling the Funds at least 5 business days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.


40                                                               UMB SCOUT FUNDS

SYSTEMATIC WITHDRAWAL PLAN (SWP)

You can have shares automatically redeemed from your account on a regular basis by using our systematic withdrawal plan. You may take systematic withdrawals of between $50 and $50,000 on a monthly or quarterly basis, on the 5th, 10th, 15th, 20th, 25th or last day of the month. The proceeds of a withdrawal can be sent to your address of record, sent by electronic transfer to your bank or invested in another UMB Scout Fund (minimum for auto-exchanges is $100). This plan may be a useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate area of your application or call 1-800-996-2862 for assistance.

AUTOMATIC EXCHANGES

You can authorize automatic monthly exchanges ranging from $100 to $50,000 from one UMB Scout Funds account to another identically registered UMB Scout Funds account. The exchange will take place on the 5th, 10th, 15th, 20th, 25th or last day of the month, as selected by you. Exchanges will continue until all shares have been exchanged or until you terminate the service. You must own shares in an open account valued at $2,500 or more when you first authorize monthly exchanges. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

CHECK WRITING

This service is available if you own shares of UMB Scout Money Market Fund or UMB Scout Tax-Free Money Market Fund. Check writing allows you to redeem shares of a Fund by writing a check. Each check must be for an amount of at least $500 up to $50,000. To select this option, please complete the appropriate section when filling out your application. You will receive special checks from the Funds' Transfer Agent. If you did not select the check writing option at the time you filled out your original application, please call 1-800-996-2862 for assistance.

OTHER SHAREHOLDER INFORMATION

SHAREHOLDER COMMUNICATIONS

CONFIRMATIONS. You will receive a confirmation each time you buy, sell or exchange Fund shares. Automatic investment plan participants receive quarterly confirmations of all automatic transactions. Please review your confirmation and notify us immediately if there are any discrepancies in the information.

QUARTERLY AND ANNUAL STATEMENTS. You will receive a quarterly statement listing all distributions, purchases and redemptions of UMB Scout Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.

SEMI-ANNUAL AND ANNUAL REPORTS. The Funds send Semi-annual and Annual Reports to their shareholders. These reports provide financial information on your investments and give you a "snapshot" of the Funds' portfolio holdings at the end of their semi-annual and fiscal year periods. Additionally, the Annual Report discusses the factors that materially affected the Funds' performance for their most recently completed year, including relevant market conditions and the investment strategies and techniques that were used.

PROSPECTUS. Each year, the Funds will send all shareholders a new Prospectus. Please read the Prospectus and keep it for future reference.

FORM 1099. Each year you will receive a Form 1099-DIV, showing the source of distributions for the preceding year, and a Form 1099-B showing shares you sold during the year.

FORM 5498. If you contributed to an IRA during the year you will receive a Form 5498 verifying your contribution.


PROSPECTUS, OCTOBER 31, 2001                                                  41

HOUSEHOLDING

To help lower the Funds' expenses, we attempt to eliminate duplicate mailings of Prospectus updates and Annual and Semi-annual Reports to shareholders. When two or more Fund shareholders have the same last name and address, we may send just one copy of a Prospectus, Annual or Semi-annual Report to that address rather than mailing separate documents to each shareholder. You can elect to receive individual copies of these regulatory mailings at any time by calling 1-800-996-2862. The Funds will begin sending you individual copies of these regulatory mailings within 30 days after you revoke your consent.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS

The Funds may authorize one or more brokers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Funds' behalf. In these cases, a Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund's NAV next computed after it is received in good order by the financial services agent or sub-agent. The Funds have agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. Designated financial services agents and sub-agents are responsible for transmitting accepted orders and payment for the purchase of shares to the Transfer Agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute virtually all of its net investment income and net realized capital gains at least once a year. The Funds will automatically reinvest your dividends and capital gains distributions in additional Fund shares unless you elect to have them paid to you in cash. If you elect to have your distributions paid in cash, the Funds will send a check to your address of record.

A dividend from net investment income represents the income a Fund earns from dividends and interest received on its investments, after payment of the Fund's expenses. A capital gain arises from the increase in the value of a security that a Fund holds. A Fund's gain is "unrealized" until it sells a portfolio security. Each realized capital gain is either short-term or long-term, depending on whether the Fund held the security for one year or less or more than one year.

UMB Scout Stock Fund, UMB Scout Stock Select Fund, UMB Scout Equity Index Fund, UMB Scout Small Cap Fund, UMB Scout WorldWide Fund, UMB Scout WorldWide Select Fund, UMB Scout Technology Fund, UMB Scout Energy Fund and UMB Scout Balanced Fund will pay substantially all of their net investment income semi-annually, usually in June and December. Substantially all of any net capital gains realized will be distributed annually by December 31.

UMB Scout Bond Fund will declare a dividend every business day, equal to substantially all of the Fund's undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly. Substantially all of any net capital gains realized will be distributed annually by December 31.

UMB Scout Kansas Tax-Exempt Bond Fund will declare a dividend every business day, equal to substantially all of the Fund's undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly. Substantially all of any net capital gains realized will be distributed annually by December 31.


42                                                               UMB SCOUT FUNDS

UMB Scout Tax-Free Money Market Fund and each Portfolio of UMB Scout Money Market Fund will declare a dividend every business day, equal to substantially all of their undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly. These Funds' policies relating to maturities make it unlikely that they will have capital gains or losses.

BUYING A DIVIDEND. Unless you invest in a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a Fund shortly before it makes a distribution. This is known as "buying a dividend." Buying a dividend can cost you money in taxes because you will receive, in the form of a taxable distribution, a portion of the money you just invested (even if you elected to have it reinvested in additional Fund shares). To avoid "buying a dividend," check a Fund's distribution schedule before you invest by calling 1-800-996-2862.

TAXES

You will be subject to income tax on all Fund distributions regardless of whether you receive them in cash or elect to have them reinvested in Fund shares. Distributions of income and distributions of a Fund's net short-term capital gains are taxable to you as ordinary income. Distributions of a Fund's net long-term capital gains are taxable to you as long-term capital gains. This is true regardless of how long you have held your Fund shares.

In general, when you redeem your shares of a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different UMB Scout Fund is the same as a redemption. The individual tax rate on any gain from the redemption or exchange of your Fund shares depends on your marginal tax bracket and on how long the shares have been held. However, because UMB Scout Money Market Fund (Federal and Prime Portfolios) and UMB Scout Tax-Free Money Market Fund expect to maintain a $1.00 net asset value per share, investors in these Funds should not have any gain or loss on the redemption of such shares.

Distributions from UMB Scout Kansas Tax-Exempt Bond Fund and UMB Scout Tax-Free Money Market Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. These Funds, however, may invest a portion of their assets in securities that pay income that is not tax exempt.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

Exempt-interest dividends paid by UMB Scout Kansas Tax-Exempt Bond Fund and UMB Scout Tax-Free Money Market Fund are taken into account when determining the taxable portion of an investor's Social Security or railroad retirement benefits. These Funds may invest a portion of their assets in private activity bonds. The income from these bonds will be a preference item when determining and investor's Alternative Minimum Tax.

Exempt-interest dividends from interest earned on municipal securities of a state, or of its political subdivisions, generally will be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on investments in municipal securities of other states.

Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

Fund distributions and gains from the redemption or exchange of your Fund shares generally will be subject to state and local income tax. Any foreign taxes paid by UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund on their investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax.

This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such a an IRA. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investments in a Fund.


PROSPECTUS, OCTOBER 31, 2001                                                  43

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



                      This page left blank intentionally.

UMB SCOUT FUNDS
100% No-Load Mutual Funds

    Stock Fund
    Stock Select Fund
    Equity Index Fund
    Small Cap Fund
    WorldWide Fund
    WorldWide Select Fund
    Technology Fund
    Energy Fund
    Balanced Fund
    Bond Fund
    Kansas Tax-Exempt Bond Fund*
    Money Market Fund - Federal Portfolio
    Money Market Fund - Prime Portfolio
    Tax-Free Money Market Fund

    *Available only to residents of Kansas and Missouri.

SEC REGISTRATION NUMBERS

811-3557 Stock Fund
811-3557 Stock Select Fund
811-09813 Equity Index Fund
811-09813 Small Cap Fund
811-7472 WorldWide Fund
811-7472 WorldWide Select Fund
811-09813 Technology Fund
811-09813 Energy Fund
811-7323 Balanced Fund
811-3558 Bond Fund
811-08513 Kansas Tax-Exempt Bond Fund
811-3528 Money Market Fund
811-3556 Tax-Free Money Market Fund

[UMB SCOUT FUNDS LOGO]
   UMB SCOUT FUNDS
    P.O. Box 1241
Milwaukee, WI 53201-1241

 TOLL FREE 800-996-2862

  www.scoutfunds.com

"UMB," "Scout" and the Scout design are
registered service marks of UMB Financial Corporation.

INVESTMENT ADVISOR AND MANAGER
  Scout Investment Advisors, Inc.
  Kansas City, Missouri

AUDITORS
  BKD, LLP
  Kansas City, Missouri

LEGAL COUNSEL
  Stradley, Ronon, Stevens & Young, LLP
  Philadelphia, Pennsylvania

CUSTODIAN
  UMB Bank, n.a.
  Kansas City, Missouri

DISTRIBUTOR
  Sunstone Distribution Services, LLC
  Milwaukee, Wisconsin

TRANSFER AGENT
  Sunstone Financial Group, Inc.
  Milwaukee, Wisconsin

ADDITIONAL INFORMATION

The Statement of Additional Information ("SAI") contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' Annual and Semi-annual Reports to shareholders contain additional information about the Funds' investments. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may obtain a free copy of these documents by contacting the Funds by telephone, mail or e-mail as provided on this page. You also may call the toll-free number provided to request other information about the Funds and to make shareholder inquiries.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available in the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102.

  PRSRT STD
 U.S. POSTAGE
    PAID

PERMIT NO. 69
KANSAS CITY MO

                                UMB SCOUT FUNDS
                          PROSPECTUS OCTOBER 31, 2001

                               MONEY MARKET FUND
                            FEDERAL PORTFOLIO (UMFXX)
                             PRIME PORTFOLIO (UMPXX)


                           TAX-FREE MONEY MARKET FUND
                                     (UMTXX)












Shares of the Funds have not been approved                   OPPORTUNITY
or disapproved by the Securities and Exchange                  BEYOND
Commission nor has the Commission passed on                   TOMORROW
the adequacy of this Prospectus. Any
representation to the contrary is a
criminal offense.

                      This page left blank intentionally.

PROSPECTUS                                                     OCTOBER 31, 2001


                                                        TOLL-FREE 1-800-996-2862

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
UMB SCOUT TAX-FREE MONEY MARKET FUND


INVESTMENT ADVISOR AND MANAGER:             DISTRIBUTOR:

SCOUT INVESTMENT ADVISORS, INC.             SUNSTONE DISTRIBUTION SERVICES, LLC
Kansas City, Missouri                       Milwaukee, Wisconsin



TABLE OF CONTENTS


                                                                                            Page

INFORMATION ABOUT THE FUNDS
   Investment Objectives and Principal Investment Strategies .............................    2
   Principal Risk Factors ................................................................    3
   Past Performance ......................................................................    4
   Fees and Expenses .....................................................................    6
   Investment Advisor and Manager ........................................................    7
   Financial Highlights ..................................................................    8

BUYING, REDEEMING AND EXCHANGING SHARES
   Before You Invest .....................................................................   10
   Purchasing Shares .....................................................................   11
   Redeeming Shares ......................................................................   14
   Exchanging Shares .....................................................................   16
   Special Features and Services .........................................................   17
   Other Shareholder Information .........................................................   18
   Dividends, Distributions and Taxes ....................................................   19


INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

UMB SCOUT MONEY MARKET FUND -- FEDERAL PORTFOLIO AND PRIME PORTFOLIO

Objective: Maximum income consistent with safety of principal and liquidity.

UMB Scout Money Market Fund offers shares of two separate Portfolios. The Federal Portfolio only invests in U.S. government securities, while the Prime Portfolio may also invest in other money market securities. Each Portfolio seeks to maintain a constant net asset value of $1.00 per share. The Portfolios pursue their objective by investing in high-quality, short-term debt instruments. Each Portfolio will maintain a weighted average maturity of 90 days or less.

Shareholder approval is required to change the Fund's investment objective. The Fund intends to pursue its objective by investing as described herein and will dispose of portfolio holdings any time that the Fund's advisor, Scout Investment Advisors, Inc. (the "Advisor") believes that they are no longer suitable for achieving the Fund's objective.

HOW DO THE PORTFOLIOS OF UMB SCOUT MONEY MARKET FUND CHOOSE SECURITIES IN WHICH TO INVEST? As money market funds, the Portfolios select only high-quality, short-term obligations in which to invest. Examples of these securities follow.

  FEDERAL PORTFOLIO -- Only invests in the following U.S. government securities:

     o Direct obligations of the U.S. government, such as Treasury bills, notes and bonds.

     o Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury; or which are secured by the right of the issuer to borrow from the Treasury; or are supported by the credit of the government agency or instrumentality itself.

     The Federal Portfolio may also invest in the above types of securities subject to repurchase agreements entered into with the seller of the issues.

  PRIME PORTFOLIO -- In addition to the securities eligible for purchase by the Federal Portfolio, the Prime Portfolio may also invest in:

     o Domestic short-term obligations issued by larger U.S. commercial banks and Savings and Loan Associations which are members of the Federal Deposit Insurance Corporation, or holding companies of such banks and savings and loans.

     o Short-term obligations issued by companies that meet the high credit-quality standards of the Portfolio.


Investments in the Portfolios of UMB Scout Money Market Fund are not deposits in UMB Bank, n.a. or its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund's Portfolios.

UMB SCOUT TAX-FREE MONEY MARKET FUND

Objective: Highest level of income exempt from federal income tax consistent with quality and maturity standards.

Shareholder approval is required to change the Fund's investment objective. The Fund intends to pursue its objective by investing as described herein and will dispose of portfolio holdings any time that the Advisor believes that they are no longer suitable for achieving the Fund's objective. In addition to its stated investment objective, UMB Scout Tax-Free Money Market Fund further seeks to maintain a stable net asset value of $1.00 per share.

The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation (FDIC) or any other U.S. government agency. These shares involve investment risks, including the possible loss of the principal invested.


 2                                                               UMB SCOUT FUNDS

HOW DOES UMB SCOUT TAX-FREE MONEY MARKET FUND CHOOSE SECURITIES IN WHICH TO INVEST? As a tax-free money market fund, the Fund invests primarily in high-quality, short-term debt obligations that are exempt from federal income tax. Normally, the Fund will invest at least 80% of its net assets in securities that are exempt from federal income tax. The Fund may invest any remaining balance in taxable money market instruments, on a temporary basis, when the Advisor believes it is in the best interest of shareholders. Such taxable instruments include obligations of the U.S. government, its agencies and instrumentalities; certain certificates of deposit and bankers acceptances; or certain commercial paper.

An investment in UMB Scout Tax-Free Money Market Fund is not a deposit in UMB Bank, n.a. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PRINCIPAL RISK FACTORS

As with any mutual fund, there is a risk that you could lose money by investing in the Funds.

FIXED-INCOME RISKS

Yields and principal values of debt securities (bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Funds may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond.

An issuer of fixed-income securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

The amount of dividends paid by fixed-income funds to you will vary depending on the amount of income they earn on their investments. It is possible an issuer of a debt security owned by one of the Funds could default on interest and/or principal payments that are payable to a Fund.

With respect to U.S. government securities, there can be no assurance that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.

While each UMB Scout Money Market Fund seeks to preserve the value of your investment at $1.00 per share, the yields earned by UMB Scout Money Market Funds will fluctuate. The yield and principal value of money market instruments are sensitive to short-term lending conditions, and it is possible that an issuer may default. Investments in UMB Scout Money Market Funds are not insured or guaranteed by the FDIC or any government agency.

MUNICIPAL RISKS

Investments in UMB Scout Tax-Free Money Market Fund are also subject to risks associated with investments in municipal securities. Municipal obligations that a Fund purchases may be backed by letters of credit issued by banks and other financial institutions. Adverse developments affecting banks could have a negative effect on a Fund's portfolio securities. Municipal obligations which a Fund may acquire include municipal lease obligations which are issued by a state or local government to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to a Fund.



PROSPECTUS, OCTOBER 31, 2001                                                   3

TAX RISKS

UMB Scout Tax-Free Money Market Fund may be more adversely impacted by changes in tax rates and policies than the Portfolios of UMB Scout Money Market Fund. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status can therefore significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which could in turn affect the Fund's ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Investments in tax-exempt securities pose additional risks. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt obligation is tax-exempt, and accordingly, purchases of these securities are based on the opinion of bond counsel to the issuers at the time of issuance. The Fund and the Advisor rely on these opinions and will not review the basis for them.


PAST PERFORMANCE

The following tables provide an indication of the risks of investing in the Funds. The bar charts show how each Fund's returns have changed from year to year. The tables on the right show how each Fund's average annual returns for certain periods compare with those of one or more broad market benchmarks. The tables include all expenses of the Funds and assume that all dividends and capital gains distributions have been reinvested in new shares. Keep in mind that past performance is not necessarily an indication of how a Fund will perform in the future.



4                                                                UMB SCOUT FUNDS

UMB SCOUT MONEY MARKET FUND -- FEDERAL PORTFOLIO

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

[BAR GRAPH]

During the period shown in the chart above the Fund's highest quarterly return was 1.58% (quarter ended March 31, 1991) and the Fund's lowest quarterly return was 0.66% (quarter ended June 30, 1993).

Year-to-Date Return (through September 30, 2001): 3.14%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000


                                                        1 YEAR          5 YEARS         10 YEARS
                                                       --------        ---------       ----------

Money Market Fund -- Federal .......................     5.91%            5.13%            4.68%

Salomon Smith Barney 3-Month Treasury
  Bill Index .......................................     5.96%            5.25%            4.87%


You may call 1-800-996-2862 to obtain the current 7-day yield of the Federal Portfolio.


UMB SCOUT MONEY MARKET FUND -- PRIME PORTFOLIO

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

[BAR GRAPH]

During the period shown in the chart above the Fund's highest quarterly return was 1.64% (quarter ended March 31, 1991) and the Fund's lowest quarterly return was 0.67% (quarter ended June 30, 1993).

Year-to-Date Return (through September 30, 2001): 3.13%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000


                                                        1 YEAR          5 YEARS         10 YEARS
                                                       --------        ---------       ----------

Money Market Fund -- Prime .........................     6.05%            5.23%            4.75%

Salomon Smith Barney 3-Month Treasury
  Bill Index .......................................     5.96%            5.25%            4.87%


You may call 1-800-996-2862 to obtain the current 7-day yield of the Prime Portfolio.


UMB SCOUT TAX-FREE MONEY MARKET FUND

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

[BAR GRAPH]

During the period shown in the chart above the Fund's highest quarterly return was 1.01% (quarter ended March 31, 1991) and the Fund's lowest quarterly return was 0.44% (quarter ended March 31, 1994).

Year-to-Date Return (through September 30, 2001): 1.85%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000


                                                        1 YEAR          5 YEARS         10 YEARS
                                                       --------        ---------       ----------

Tax-Free Money Market Fund .........................     3.59%            3.07%            2.96%

Salomon Smith Barney 3-Month Treasury
  Bill Index .......................................     5.96%            5.25%            4.87%


You may call 1-800-996-2862 to obtain the current 7-day yield of the Tax-Free Money Market Fund.



PROSPECTUS, OCTOBER 31, 2001                                                   5

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the different Funds.

                                                           UMB Scout
                                                       Money Market Fund      UMB Scout
                                                    ---------------------      Tax-Free
                                                      Federal     Prime      Money Market
                                                     Portfolio  Portfolio        Fund
                                                    ----------  ---------    -------------

Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
        Imposed on Purchases. . . . . . . . . . . .   None        None           None
   Maximum Deferred Sales Charge (Load) . . . . . .   None        None           None
   Maximum Sales Charge (Load) Imposed
        on Reinvested Dividends . . . . . . . . . .   None        None           None
   Redemption Fee . . . . . . . . . . . . . . . . .   None        None           None
   Exchange Fee . . . . . . . . . . . . . . . . . .   None        None           None

Annual Fund Operating Expenses
(expenses deducted from Fund assets)
        Management Fees . . . . . . . . . . . . . .   .50%        .50%           .50%
        Distribution (12b-1) Fees . . . . . . . . .   None        None           None
        Other Expenses. . . . . . . . . . . . . . .   .01%        None           .01%
                                                     ------      ------         ------
Total Annual Fund Operating Expenses. . . . . . . .   .51%        .50%           .51%



EXAMPLES

The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                         UMB Scout
                                     Money Market Fund        UMB Scout
                                  ------------------------     Tax-Free
                                    Federal     Prime       Money Market
                                   Portfolio  Portfolio         Fund
                                  ------------------------  -------------


1 Year . . . . . . . . . . . .       $ 52        $ 51           $ 52
3 Years . . . . . . . . . . . .      $164        $160           $164
5 Years . . . . . . . . . . . .      $285        $280           $285
10 Years . . . . . . . . . . .       $640        $628           $640


6                                                                UMB SCOUT FUNDS

INVESTMENT ADVISOR AND MANAGER

Scout Investment Advisors, Inc. was created as a wholly owned subsidiary of the Funds' previous manager, UMB Bank, n.a. ("UMB"), effective May 12, 2001. Scout Investment Advisors, Inc. is each Fund's Manager and Investment Advisor and is located at 1010 Grand Boulevard, Kansas City, Missouri. The Advisor maintains an experienced investment analysis and research staff.

A management team led by William B. Greiner has been responsible for investment decisions for UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund since October, 2001. Mr. Greiner has been the chief investment officer at UMB since 1999. Prior to that, he managed investments at Northern Trust Company, Chicago, Illinois. Mr. Greiner has over 16 years of investment management experience. Mr. Greiner has been employed by the Advisor since May 12, 2001.

As manager, Scout Investment Advisors, Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; officers, directors and other personnel; rent; shareholder services; and other items incidental to corporate administration. Operating expenses not required in the normal operation of a Fund are payable by the Fund. These expenses include taxes, interest, governmental charges and fees, including registration of the Funds' shares with the Securities and Exchange Commission and fees payable to various states. Each Fund also pays its own brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

The Advisor employs Sunstone Financial Group, Inc. at its own expense to provide shareholder accounting system and transfer agency services. Sunstone Financial Group, Inc. is a wholly owned subsidiary of UMB Financial Corporation and an affiliate of the Advisor. Sunstone Distribution Services, LLC, a wholly owned subsidiary of Sunstone Financial Group, Inc., acts as the Funds' distributor. Sunstone Financial Group, Inc. is a mutual fund service provider that was founded in 1990.

UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund each pay the Advisor a management fee at the annual rate of 50/100 of one percent (0.50%) of average daily net assets. These fees are computed daily and paid monthly.

Each Fund's Management Agreement limits the liability of the Advisor as well as its officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties.

The Advisor from its own resources, may compensate its affiliates for marketing, shareholder servicing, recordkeeping and/or other services performed with respect to the Funds' shares. This includes a fee paid to UMB Scout Brokerage Services, Inc. on UMB Scout Fund shares held in customer accounts at UMB Scout Brokerage Services, Inc.


PROSPECTUS, OCTOBER 31, 2001                                                   7

FINANCIAL HIGHLIGHTS


UMB SCOUT MONEY MARKET FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years pertaining to its Federal Portfolio and its Prime Portfolio. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BKD, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.



                                                                           FOR THE PERIODS ENDED JUNE 30,
                                                             ---------------------------------------------------------
                                                               2001        2000        1999       1998         1997
                                                             ---------   ---------   ---------  ---------   ----------

FEDERAL PORTFOLIO
Net asset value, beginning of period ...................       $1.00       $1.00       $1.00      $1.00       $1.00
                                                             ---------   ---------   ---------  ---------   ---------
   Income from investment operations:
      Net investment income.............................        0.05        0.05        0.05       0.05        0.05
                                                             ---------   ---------   ---------  ---------   ---------
   Distributions from:
      Net investment income.............................       (0.05)      (0.05)      (0.05)     (0.05)      (0.05)
                                                             ---------   ---------   ---------  ---------   ---------
Net asset value, end of period..........................       $1.00       $1.00       $1.00      $1.00       $1.00
                                                             =========   =========   =========  =========   =========
Total Return............................................           5%          5%          5%         5%          5%
                                                             =========   =========   =========  =========   =========
Ratios/Supplemental Data
Net assets, end of period (in millions).................       $ 375       $ 303       $ 298      $ 303       $ 238
Ratio of expenses to average net assets.................        0.51%       0.50%       0.51%      0.51%       0.52%
Ratio of net investment income to average net assets....        5.30%       5.08%       4.58%      5.03%       4.92%

PRIME PORTFOLIO
Net asset value, beginning of period....................       $1.00       $1.00       $1.00      $1.00       $1.00
                                                             ---------   ---------   ---------  ---------   ---------
   Income from investment operations:
      Net investment income.............................        0.05        0.05        0.05       0.05        0.05
                                                             ---------   ---------   ---------  ---------   ---------
   Distributions from:
      Net investment income.............................       (0.05)      (0.05)      (0.05)     (0.05)      (0.05)
                                                             ---------   ---------   ---------  ---------   ---------
Net asset value, end of period..........................       $1.00       $1.00       $1.00      $1.00       $1.00
                                                             =========   =========   =========  =========   =========
Total Return............................................           6%          5%          5%         5%          5%
                                                             =========   =========   =========  =========   =========
Ratios/Supplemental Data
Net assets, end of period (in millions).................       $ 865       $ 707       $ 678      $ 556       $ 445
Ratio of expenses to average net assets.................        0.50%       0.51%       0.51%      0.51%       0.51%
Ratio of net investment income to average net assets....        5.33%       5.26%       4.72%      5.14%       4.97%





8                                                                UMB SCOUT FUNDS

UMB SCOUT TAX-FREE MONEY MARKET FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BKD, LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.



                                                                           FOR THE PERIODS ENDED JUNE 30,
                                                             ---------------------------------------------------------
                                                               2001        2000        1999       1998         1997
                                                             ---------   ---------   ---------  ---------   ----------

Net asset value, beginning of period.....................      $1.00       $1.00      $ 1.00      $1.00       $1.00
                                                             ---------   ---------   ---------  ---------   ----------
   Income from investment operations:
      Net investment income..............................       0.03        0.03        0.03       0.03        0.03
                                                             ---------   ---------   ---------  ---------   ----------
   Distributions from:
      Net investment income..............................      (0.03)      (0.03)      (0.03)     (0.03)      (0.03)
                                                             ---------   ---------   ---------  ---------   ----------
Net asset value, end of period...........................      $1.00       $1.00      $ 1.00      $1.00       $1.00
                                                             =========   =========   =========  =========   =========
Total Return.............................................         3%          3%          3%         3%          3%
                                                             =========   =========   =========  =========   =========
Ratios/Supplemental Data
Net assets, end of period (in millions)..................      $ 146       $ 116      $  126      $ 123       $ 162
Ratio of expenses to average net assets..................       0.51%       0.53%       0.52%      0.54%       0.55%
Ratio of net investment income to average net assets.....       3.17%       3.23%       2.66%      3.21%       3.16%


PROSPECTUS, OCTOBER 31, 2001                                                  9

BEFORE YOU INVEST

PROSPECTUS. This Prospectus contains important information about the Funds. Please read it carefully before you decide to invest.

ACCOUNT REGISTRATION. Once you have decided which Fund or Funds to invest in, you must select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Funds can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax advisor to determine what form of account registration best meets your needs.

Available forms of registration include:

o INDIVIDUAL OWNERSHIP. If you have reached the legal age of majority in your state of residence, you may open an individual account.

o JOINT OWNERSHIP. Two or more individuals may open an account together as joint tenants with rights of survivorship, tenants in common or as community property.

o CUSTODIAL ACCOUNT. You may open an account for a minor under the Uniform Gift to Minors Act/Uniform Transfer to Minors Act for your state of residence.

o BUSINESS/TRUST OWNERSHIP. Corporations, trusts, charitable organizations and other businesses may open accounts.

o IRAS AND OTHER TAX-DEFERRED ACCOUNTS. The Funds offer a variety of retirement plans for individuals. Please refer to "Retirement Account Options," below, for more information about these types of accounts.

ACCOUNT MINIMUMS. You also must decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts.


                                                        INITIAL MINIMUM         ADDITIONAL MINIMUM
TYPE OF ACCOUNT                                             PURCHASE                  PURCHASE
---------------                                         ---------------         ------------------
Regular (Individual, joint, business or trust)               $1,000                 $  100
IRA (including spousal, Roth, SEP & Education IRAs)          $  100                 $  100
Gifts to Minors (UGMA/UTMA)                                  $  250                 $  100
Automatic Investment Plan                                    $  100                 $   50
Exchanges                                                    $1,000                 $1,000



10                                                               UMB SCOUT FUNDS

DETERMINING YOUR SHARE PRICE. The price at which you purchase and redeem a Fund's shares is called the Fund's net asset value per share ("NAV"). A Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. Each Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) on days when the Funds are open for business. These are generally the same days that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends, national holidays and Good Friday. In addition, the Funds are closed on Columbus Day and Veteran's Day. The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by the Funds' Transfer Agent. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Funds and have received your purchase order and payment or redemption order, we may process the order at the NAV per share next effective after receipt of order by the institution. The Funds reserve the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders to be calculated at the same day's NAV when the New York Stock Exchange closes early as a result of unusual weather or other conditions. The Funds reserve the same right when The Bond Market Association recommends that securities markets close or close early.

Short-term instruments maturing within 60 days may be valued at amortized cost. UMB Scout Tax-Free Money Market Fund and the Portfolios of UMB Scout Money Market Fund value assets on the basis of amortized cost. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by a Fund's Board of Directors. The Funds may use pricing services to assist in the determination of market value.


PURCHASING SHARES

You can buy shares directly from the Funds or through a financial services agent such as a bank, financial advisor or broker-dealer, or other institution that the Funds have authorized to sell shares. If you maintain certain accounts at UMB Bank, n.a., or another institution (such as a bank or broker-dealer) that has entered into an agreement with UMB Scout Funds to provide services to its shareholders, you may purchase shares through your institution in accordance with its procedures. Please see "Transactions Through UMB Bank, n.a. and Other Institutions" below for more details.




PROSPECTUS, OCTOBER 31, 2001                                                  11

TO OPEN AN ACCOUNT OR BUY ADDITIONAL SHARES
DIRECTLY FROM THE FUNDS, JUST FOLLOW THESE STEPS:

TO OPEN AN ACCOUNT                       TO ADD TO AN ACCOUNT
--------------------------------------------------------------------------------
BY MAIL:                                 BY MAIL:
o Complete and sign the account          o Complete the investment slip that
  application or an IRA application.       is included in your account
  If you don't complete the application    statement, and write your account
  properly, your purchase may be           number on your check.
  delayed or rejected.
                                         o If you no longer have your investment
o Make your check payable to "UMB Scout    slip, please reference your name,
  Funds." The Funds do not accept cash,    account number and address on your
  third party checks, travelers checks,    check, and the name of the Fund(s) in
  credit card checks or checks drawn on    which you want to invest.
  banks outside the U.S.
                                         o Make your check payable to "UMB Scout
o For IRA accounts, please specify the     Funds."
  year for which the contribution is
  made.
--------------------------------------------------------------------------------
MAIL YOUR APPLICATION AND CHECK TO:      MAIL THE SLIP AND CHECK TO:
UMB Scout Funds                          UMB Scout Funds
P.O. Box 1241                            P.O. Box 1241
Milwaukee, WI 53201-1241                 Milwaukee, WI 53201-1241
--------------------------------------------------------------------------------
BY OVERNIGHT COURIER, SEND TO:           BY OVERNIGHT COURIER, SEND TO:
UMB Scout Funds                          UMB Scout Funds
803 West Michigan Street                 803 West Michigan Street
Suite A                                  Suite A
Milwaukee, WI 53233-2301                 Milwaukee, WI 53233-2301
--------------------------------------------------------------------------------
BY TELEPHONE:                            BY TELEPHONE:
You may not make your initial            o You automatically have the privilege
purchase by telephone.                     to purchase additional shares by
                                           telephone unless you have declined
                                           this service on your account
                                           application. You may call
                                           1-800-996-2862 to purchase shares
                                           in an existing account.

                                         o Investments made by electronic funds
                                           transfer must be in amounts of at
                                           least $100 and not greater than
                                           $50,000.
--------------------------------------------------------------------------------
BY WIRE:                                 BY WIRE:
o To purchase shares by wire, the        Send your investment to UMB Bank,
  Transfer Agent must have received a    n.a. by following the instructions
  completed application and issued an    listed in the column to the left.
  account number to you. Call
  1-800-996-2862 for instructions
  prior to wiring the funds.

o Send your investment to UMB Bank, n.a.
  with these instructions:
  UMB Bank, n.a.
  ABA# 101000695
  For Credit to the UMB Scout Funds
  A/C# 9871062406
  For further credit to: investor
  account number; name(s) of investor(s);
  SSN or TIN; name of Fund to be
  purchased.
--------------------------------------------------------------------------------

12                                                               UMB SCOUT FUNDS

If your purchase request is received by the Funds' Transfer Agent or other authorized agent before close of trading on the New York Stock Exchange (typically 3:00 p.m. Central Time) on a day when the Funds are open for business, your request will be executed at that day's NAV, provided that your application is in good order. If your request is received after close of trading, it will be priced at the next business day's NAV. Shares purchased by wire will receive the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. The Funds reserve the right to modify the terms and conditions of purchase transactions at any time, without prior notice.

ADDITIONAL PURCHASE INFORMATION

o    The Funds no longer issue certificates for shares.

o If your check or ACH purchase does not clear for any reason, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20.00 fee) incurred by a Fund or the Transfer Agent. The Fund may redeem shares you own in this or another identically registered UMB Scout Funds account as reimbursement for any such losses.

o You must provide the Funds with a Social Security Number or Taxpayer Identification Number before your account can be established. If you do not certify the accuracy of your Social Security or Taxpayer Identification Number on your account application, the Fund will be required to withhold federal income tax at a rate of 30.5% from all of your dividends, capital gains distributions and redemptions.

o The Funds are only offered to residents of the United States. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Funds in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

o The Funds will not accept your application if you are investing for another person as attorney-in-fact. The Funds will not accept applications that list "Power of Attorney" or "POA" in the registration section.

o Once you place your order, you may not cancel or revoke it. The Funds may reject a purchase order for any reason.

TRANSACTIONS THROUGH UMB BANK, N.A. AND OTHER INSTITUTIONS. In addition to purchasing shares from the Funds, you may invest through a financial services agent such as a bank, financial advisor or broker-dealer. UMB Bank, n.a. trust customers may purchase shares through their qualified accounts and should consult with their account officer for additional information and instructions. Customers of other financial services agents should contact their account officers for appropriate purchase instructions. Please note that your financial services agent may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares, than those described in the Prospectus. In addition, these intermediaries may place limits on your ability to use services the Funds offer. To determine whether you may purchase shares through your institution, contact your institution directly.


PROSPECTUS, OCTOBER 31, 2001                                                  13

REDEEMING SHARES

When you purchase your shares directly from UMB Scout Funds, you may redeem or exchange shares by the methods described below. You may also use any of these methods if you purchase your shares through an account at UMB Bank, n.a., or another financial services agent and you appear on the Funds' records as the registered holder. You may redeem your shares of a Fund on any day the Fund is open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. The Funds normally pay redemption proceeds within two business days, but may take up to seven days.

     BY MAIL

     o Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to redeem, and how and where to send the proceeds.

     o Sign the request exactly as the shares are registered. All account owners must sign. o Include a signature guarantee, if necessary.

     o    Send your request to:


     REGULAR MAIL                       OVERNIGHT COURIER
     UMB Scout Funds                    UMB Scout Funds
     P.O. Box 1241                      803 West Michigan Street, Suite A
     Milwaukee, WI 53201-1241           Milwaukee, WI 53233-2301


     BY TELEPHONE

     o You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

     o Call 1-800-996-2862, between 7:00 a.m. and 7:00 p.m. Central Time. You may redeem as little as $500 but no more than $50,000.

Redemption requests received in "proper form" before the close of the New York Stock Exchange (typically 3:00 p.m. Central Time) on any day that the Funds are open for business will be processed at that day's NAV. "Proper form" means that all shares are paid for, and that you have included all required documentation along with any required signature guarantees.

Please note that the Funds may require additional documents for redemptions by corporations, executors, administrators, trustees, guardians or other fiduciaries. If you have any questions about how to redeem shares, or to determine if a signature guarantee or other documentation is required, please call 1-800-996-2862.

ADDITIONAL REDEMPTION PROVISIONS

o Once we receive your order to redeem shares, you may not revoke or cancel it. We cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

o If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Any Fund services that you have selected, such as SWPs or AIPs, will be cancelled.

o We will not pay redemption proceeds until your shares have been paid for in full. If you paid for the shares to be redeemed with a check, the Funds may delay sending your redemption payment for up to 15 days from the date of purchase to assure the check you used to purchase your shares has cleared. You can avoid this delay by purchasing shares by a federal funds wire. Please note that this provision is intended to protect the Funds and their shareholders from loss.


14                                                               UMB SCOUT FUNDS

o The Funds reserve the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, a Fund cannot fairly determine the value of its net assets or the Securities and Exchange Commission permits the suspension of the right of redemption or postpones the date of payment of a redemption.

o Under certain circumstances, a Fund may pay your redemption "in kind." This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

TELEPHONE TRANSACTIONS

o In times of drastic economic or market conditions, you may have difficulty redeeming shares by telephone. The Funds reserve the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods.

o The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds use procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Funds may implement other procedures from time to time. If these procedures are followed, the Funds and their service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

SIGNATURE GUARANTEES

The Funds will require the signature guarantee of each account owner to redeem shares in the following situations:

o    To change ownership on your account;

o To send redemption proceeds to a different address than is currently on the account;

o    To have the proceeds paid to someone other than the account's owner;

o To transmit redemption proceeds by federal wire transfer or ACH to a bank other than your bank of record;

o If a change of address request has been received by the Transfer Agent within the last 30 days; or

o    If your redemption is for $50,000 or more.

The Funds require signature guarantees to protect both you and the Funds from possible fraudulent requests to redeem shares. You can obtain a signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A notary public is not an acceptable signature guarantor.

SMALL ACCOUNTS. All UMB Scout Funds account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Funds reserve the right to close an account when your account balance falls below $1,000 (or the specified account minimum investment) for reasons other than a change in the market value. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to $1,000. This provision does not apply to retirement plan accounts, active automatic investment plans or UGMA/UTMA accounts.


PROSPECTUS, OCTOBER 31, 2001                                                  15

EXCHANGING SHARES

FUND TO FUND EXCHANGE. You may exchange shares in UMB Scout Money Market Fund for shares in UMB Scout Tax-Free Money Market Fund, and vice versa, in writing or by calling the Transfer Agent at 1-800-996-2862 between 7:00 a.m. and 7:00 p.m. Central Time. The minimum amount you may exchange is $1,000 (or the initial minimum investment requirement). Telephone exchanges are limited to $50,000.

The following additional rules and guidelines apply:

o    Each account must be registered identically;

o You must meet the Fund's initial and subsequent investment minimums; the shares of the account you are exchanging in/out of must be valued at $2,500 when initiating an automatic exchange;

o You may only exchange into Funds that are legally available for sale in your state.

If your order is received before close of trading on the New York Stock Exchange (typically 3:00 p.m. Central Time) on a day the Funds are open for business, it will be processed at that day's NAV. Please note that the exchange of shares results in the sale of one Fund's shares and the purchase of another Fund's shares. As a result, an exchange could result in a gain or loss and become a taxable event for you.

REDEEMING AND EXCHANGING THROUGH UMB BANK, N.A. AND OTHER INSTITUTIONS

If you purchase your shares through an account at UMB Bank, n.a. or another financial services agent, you must redeem or exchange them in accordance with the instructions governing that account. You should direct questions regarding these types of redemptions or exchanges to your account representative. Please note that, while UMB Scout Funds do not impose any charges for redemptions, when shares are purchased through UMB Bank, n.a. or another institution, you may be charged a fee by that institution for providing services in connection with your account.

LIMITATIONS ON EXCHANGES. The Funds believe that use of the exchange privilege by investors utilizing market-timing strategies adversely affects the Funds and their shareholders. Therefore, the Funds generally will not honor requests for exchanges by shareholders who identify themselves or are identified by the Funds as "market timers." Market timers are investors who repeatedly make exchanges within a short period of time. The Funds reserve the right to suspend, limit or terminate the exchange privilege of any investor who uses the exchange privilege excessively. The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

MAKING CHANGES TO YOUR ACCOUNT

You may call or write us to make changes to your account.

NAME CHANGES. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or have your signatures guaranteed.

ADDRESS CHANGES. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the Transfer Agent with any changes at 1-800-996-2862.

TRANSFER OF ACCOUNT OWNERSHIP. Send us a letter including your account number, the share class, number of shares or dollar amount that are being transferred along with the name, address and Taxpayer Identification Number of the person to whom the shares are being transferred. The letter must be signed by all living registered owners. You will also need to include a signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the Transfer Agent at 1-800-996-2862 to determine what additional documents are required.


16                                                               UMB SCOUT FUNDS

SPECIAL FEATURES AND SERVICES

RETIREMENT ACCOUNT OPTIONS

The Funds offer a variety of retirement accounts for which UMB Bank, n.a. serves as trustee or custodian. These accounts may offer tax advantages. For information on establishing retirement accounts, please call 1-800-996-2862. You should consult with your legal and/or tax advisor before you establish a retirement account.

UMB Scout Funds currently accept investments from the following kinds of retirement plans:

     o    Traditional IRA (including spousal IRA) o"Rollover" IRA

     o    Roth IRA

     o    SEP-IRA

     o    Education IRA

ACH TRANSACTIONS

If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-800-996-2862. Subsequent ACH transactions placed by telephone must be for at least $100 and may not exceed $50,000.

AUTOMATED TELEPHONE SERVICE

The Funds offer 24-hour, seven days a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Funds and gives you account balances and history (e.g., last transaction, latest dividend distribution). To access the automated system, please call 1-800-996-2862.

WEB SITE

You can obtain the most current Prospectus and shareholder reports for the Funds, as well as current performance information, applications and other Fund information, by visiting the Funds' Web site at www.scoutfunds.com.

AUTOMATIC INVESTMENT PLAN (AIP)

To make regular investing more convenient, you can open an automatic investment plan with an initial investment of $100 and a minimum of $50 per transaction after you start your plan. Purchases made pursuant to an automatic investment plan may not exceed $50,000 per transaction. You tell us how much to invest for you every month or quarter. On the day you select (you may choose the 5th, 10th, 15th, 20th, 25th or last day of the month), that amount is automatically transferred from your checking or savings account. There is no fee for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20.00, your purchase will be cancelled and you will be responsible for any resulting losses to the Funds. You can terminate your automatic investment plan at any time by calling the Funds at least 5 business days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.


PROSPECTUS, OCTOBER 31, 2001                                                  17

SYSTEMATIC WITHDRAWAL PLAN (SWP)

You can have shares automatically redeemed from your account on a regular basis by using our systematic withdrawal plan. You may take systematic withdrawals of between $50 and $50,000 on a monthly or quarterly basis, on the 5th, 10th, 15th, 20th, 25th or last day of the month. The proceeds of a withdrawal can be sent to your address of record, sent by electronic transfer to your bank or invested in another UMB Scout Fund (minimum for auto-exchanges is $100). This plan may be a useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate area of your application or call 1-800-996-2862 for assistance.

CHECK WRITING

Check writing allows you to redeem shares of a Fund by writing a check. Each check must be for an amount of at least $500 up to $50,000. To select this option, please complete the appropriate section when filling out your application. You will receive special checks from the Funds' Transfer Agent. If you did not select the check writing option at the time you filled out your original application, please call 1-800-996-2862 for assistance.

OTHER SHAREHOLDER INFORMATION

SHAREHOLDER COMMUNICATIONS

CONFIRMATIONS. You will receive a confirmation each time you buy, sell or exchange Fund shares. Automatic investment plan participants receive quarterly confirmations of all automatic transactions. Please review your confirmation and notify us immediately if there are any discrepancies in the information.

QUARTERLY AND ANNUAL STATEMENTS. You will receive a quarterly statement listing all distributions, purchases and redemptions of UMB Scout Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.

SEMI-ANNUAL AND ANNUAL REPORTS. The Funds send Semi-annual and Annual Reports to their shareholders. These reports provide financial information on your investments and give you a "snapshot" of the Funds' portfolio holdings at the end of their semi-annual and fiscal year periods. Additionally, the Annual Report discusses the factors that materially affected the Funds' performance for their most recently completed year, including relevant market conditions and the investment strategies and techniques that were used.

PROSPECTUS. Each year, the Funds will send all shareholders a new Prospectus. Please read the Prospectus and keep it for future reference.

FORM 1099. Each year you will receive a Form 1099-DIV, showing the source of distributions for the preceding year, and a Form 1099-B showing shares you sold during the year.

FORM 5498. If you contributed to an IRA during the year you will receive a Form 5498 verifying your contribution.

HOUSEHOLDING

To help lower the Funds' expenses, we attempt to eliminate duplicate mailings of Prospectus updates and Annual and Semi-annual Reports to shareholders. When two or more Fund shareholders have the same last name and address, we may send just one copy of a Prospectus, Annual or Semi-annual Report to that address rather than mailing separate documents to each shareholder. You can elect to receive individual copies of these regulatory mailings at any time by calling 1-800-996-2862. The Funds will begin sending you individual copies of these regulatory mailings within 30 days after you revoke your consent.


18                                                               UMB SCOUT FUNDS

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS

The Funds may authorize one or more brokers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Funds' behalf. In these cases, a Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund's NAV next computed after it is received in good order by the financial services agent or sub-agent. The Funds have agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. Designated financial services agents and sub-agents are responsible for transmitting accepted orders and payment for the purchase of shares to the Transfer Agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute virtually all of its net investment income and net realized capital gains at least once a year. The Funds will automatically reinvest your dividends and capital gains distributions in additional Fund shares unless you elect to have them paid to you in cash. If you elect to have your distributions paid in cash, the Funds will send a check to your address of record.

A dividend from net investment income represents the income a Fund earns from dividends and interest received on its investments, after payment of the Fund's expenses. A capital gain arises from the increase in the value of a security that a Fund holds. A Fund's gain is "unrealized" until it sells a portfolio security. Each realized capital gain is either short-term or long-term, depending on whether the Fund held the security for one year or less or more than one year.

UMB Scout Tax-Free Money Market Fund and each Portfolio of UMB Scout Money Market Fund will declare a dividend every business day, equal to substantially all of their undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly. These Funds' policies relating to maturities make it unlikely that they will have capital gains or losses.

TAXES

You will be subject to income tax on all Fund distributions regardless of whether you receive them in cash or elect to have them reinvested in Fund shares. Distributions of income and distributions of a Fund's net short-term capital gains are taxable to you as ordinary income. Distributions of a Fund's net long-term capital gains are taxable to you as long-term capital gains. This is true regardless of how long your have held your Fund shares.

In general, when you redeem your shares of a Fund, you may realize a capital gain or loss. However, because UMB Scout Money Market Fund (Federal and Prime Portfolios) and UMB Scout Tax-Free Money Market Fund expect to maintain a $1.00 net asset value per share, investors in these Funds should not have any gain or loss on the redemption of such shares.

Distributions from UMB Scout Tax-Free Money Market Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. These Funds, however, may invest a portion of their assets in securities that pay income that is not tax exempt.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.



PROSPECTUS, OCTOBER 31, 2001                                                  19

Exempt-interest dividends paid by UMB Scout Tax-Free Money Market Fund are taken into account when determining the taxable portion of an investor's Social Security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds will be a preference item when determining an investor's Alternative Minimum Tax.

Exempt-interest dividends from interest earned on municipal securities of a state, or of its political subdivisions, generally will be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on investments in municipal securities of other states.

Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

Fund distributions and gains from the redemption or exchange of your Fund shares generally will be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax.

This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.


20                                                               UMB SCOUT FUNDS

                      This page left blank intentionally.

UMB SCOUT FUNDS
100% No-Load Mutual Funds
       Money Market Fund -- Federal Portfolio
       Money Market Fund -- Prime Portfolio
       Tax-Free Money Market Fund

INVESTMENT ADVISOR AND MANAGER
       Scout Investment Advisors, Inc.
       Kansas City, Missouri

AUDITORS
       BKD, LLP
       Kansas City, Missouri

LEGAL COUNSEL
       Stradley, Ronon, Stevens & Young, LLP
       Philadelphia, Pennsylvania

CUSTODIAN
       UMB Bank, n.a.
       Kansas City, Missouri

DISTRIBUTOR
       Sunstone Distribution Services, LLC
       Milwaukee, Wisconsin

TRANSFER AGENT
       Sunstone Financial Group, Inc.
       Milwaukee, Wisconsin

ADDITIONAL INFORMATION

The Statement of Additional Information ("SAI") contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' Annual and Semi-annual Reports to shareholders contain additional information about the Funds' investments. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may obtain a free copy of these documents by contacting the Funds by telephone, mail or e-mail as provided on this page. You also may call the toll-free number provided to request other information about the Funds and to make shareholder inquiries.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available in the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102.

SEC REGISTRATION NUMBERS

811-3528  Money Market Fund
811-3556  Tax-Free Money Market Fund

TOLL FREE 800-996-2862

P.O. Box 1241
Milwaukee, WI 53201-1241

www.scoutfunds.com

"UMB," "Scout" and the Scout design are registered service marks of UMB Financial Corporation.


______________________
     PRSRT STD
   U.S. POSTAGE
       PAID
   PERMIT NO. 69
  KANSAS CITY MO
______________________


SC-403-1001

                                     PART B


                              UMB SCOUT STOCK FUND
                           UMB SCOUT STOCK SELECT FUND
                           UMB SCOUT EQUITY INDEX FUND
                            UMB SCOUT SMALL CAP FUND
                            UMB SCOUT WORLDWIDE FUND
                         UMB SCOUT WORLDWIDE SELECT FUND
                            UMB SCOUT TECHNOLOGY FUND
                              UMB SCOUT ENERGY FUND
                             UMB SCOUT BALANCED FUND
                               UMB SCOUT BOND FUND
                      UMB SCOUT KANSAS TAX-EXEMPT BOND FUND
                 UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
                  UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
                      UMB SCOUT TAX-FREE MONEY MARKET FUND





                       STATEMENT OF ADDITIONAL INFORMATION


                                October 31, 2001



    This Statement of Additional Information (SAI) is not a Prospectus but should be read in conjunction with the Funds' current Prospectus dated October 31, 2001. To obtain the Prospectus or any Annual or Semi-Annual Report to shareholders, please call the Funds toll-free at 1-800-996-2862.

    The following financial statements are incorporated into this SAI by reference to the Annual Report of the various UMB Scout Funds (File Nos. 811-3557; 811-4860; 811-08511; 811-3558; 811-7323; 811-3556; 811-3528;
    811-7472; 811-08513 and 811-09813) as filed with the Securities and Exchange Commission on September 4, 2001:

         1. Statements of Net Assets for the Year Ended June 30, 2001
         2. Statements of Assets and Liabilities for the Year Ended June 30,
            2001
         3. Statements of Operations for the Year Ended June 30, 2001
         4. Statements of Changes in Net Assets for the Years Ended June 30, 2001 and June 30, 2000
         5. Financial Highlights
         6. Notes to Financial Statements
         7. Independent Accountants' Report






    "UMB" and "Scout" are registered service marks of UMB Financial Corporation.

                                TABLE OF CONTENTS


                                                                                                         Page
Introduction..............................................................................................3
Investment Policies.......................................................................................3
       Ability to Change Investment Policies (All Funds)..................................................3
       Diversification (All Funds)........................................................................3
       UMB Scout Stock Fund and UMB Scout Stock Select Fund...............................................4
       UMB Scout Equity Index Fund........................................................................6
       UMB Scout Small Cap Fund...........................................................................9
       UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund.......................................12
       UMB Scout Technology Fund..........................................................................15
       UMB Scout Energy Fund..............................................................................18
       UMB Scout Balanced Fund............................................................................20
       UMB Scout Bond Fund................................................................................23
       UMB Scout Kansas Tax-Exempt Bond Fund..............................................................24
       UMB Scout Money Market Fund........................................................................31
       UMB Scout Tax-Free Money Market Fund...............................................................32
Risk Factors..............................................................................................33
       Risk Factors Applicable to Foreign Investments.....................................................33
       Risk Factors Applicable to Repurchase Agreements...................................................33
       Risk Factors Applicable to Money Market Instruments................................................33
       Risk Factors Applicable to Inverse Floaters........................................................34
       Risk Factors Applicable to Futures Transactions....................................................34
       Risk Factors Applicable to Illiquid and Restricted Securities......................................34
       Risk Factors Applicable to Investment Companies....................................................34
       Risk Factors Applicable to Securities Lending......................................................34
Investment Restrictions...................................................................................35
Portfolio Transactions....................................................................................44
Performance Measures......................................................................................46
       Yield of UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund......................46
       Tax Equivalent Yield of UMB Scout Kansas Tax-Exempt Bond Fund......................................46
       Total Return.......................................................................................46
       Performance Comparisons............................................................................48
Purchase, Redemption and Pricing of Shares................................................................48
Dividends, Distributions and Taxes........................................................................50
Management and Investment Advisor.........................................................................52
Officers and Directors/Trustees...........................................................................53
Compensation Table........................................................................................55
Control Persons and Principal Holders of Shares...........................................................55
Sub-Administrator and Fund Accountant.....................................................................56
Distributor...............................................................................................57
Transfer Agent............................................................................................57
Custodian.................................................................................................57
Independent Auditors......................................................................................57
Fund Counsel..............................................................................................58
General Information and History...........................................................................58
Fixed Income Securities Ratings...........................................................................59
Municipal Securities Ratings..............................................................................63

                                  INTRODUCTION

The investment companies within UMB Scout Funds group are registered and classified as open-end management investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"). Each investment company, or separate portfolio if there are multiple portfolios (each such company or portfolio is referred to as a "Fund" or, collectively, as the "Funds") operates as a separate mutual fund with shares that are offered for purchase and redemption on an ongoing basis. Each Fund is managed by Scout Investment Advisors, Inc., a Missouri corporation (the "Advisor"), which is a wholly-owned subsidiary of UMB Bank, n.a.

This Statement of Additional Information (SAI) supplements the information contained in the combined Prospectus for the Funds. The Prospectus outlines the investment objectives, principal investment strategies and principal risks of the Funds, as well as various policies relating to the purchase and redemption of shares. This SAI contains additional information about the operation of the Funds, including additional information about:
- Investment Policies
- Investment Restrictions
- Risk Factors

                               INVESTMENT POLICIES

ABILITY TO CHANGE INVESTMENT POLICIES

Many of the Funds have investment policies that are deemed to be matters of fundamental policy, which means that they may not be changed without the approval of a majority of the outstanding voting securities of the particular Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.

Funds within UMB Scout Funds group that have been established in recent years have certain investment policies deemed to be matters of non-fundamental policy, which means that the Board of Directors or Trustees of the Fund can modify these investment policies without the need to obtain the approval of shareholders. By establishing investment policies as non-fundamental, the Board has greater flexibility to implement investment policy changes that it deems to be advisable and in the best interests of shareholders. The discussion of the investment policies of each Fund set forth below indicates whether its various investment policies are fundamental or non-fundamental.

DIVERSIFICATION

All of the Funds except for UMB Scout Kansas Tax-Exempt Bond Fund are classified under the 1940 Act as "diversified" funds. Under the 1940 Act, if a fund is classified as a diversified fund, it generally means that the fund may not, with respect to 75% of its total assets, invest more than 5% of it total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and securities issued by investment companies) or purchase more than 10% of the voting securities of any one issuer. In the case of UMB Scout Stock Fund, UMB Scout WorldWide Fund, UMB Scout Balanced Fund, UMB Scout Bond Fund, UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund, the 5% limitation applies to 100%, rather than 75% of the total assets of each such Fund.

UMB Scout Kansas Tax-Exempt Bond Fund is classified as a non-diversified fund under the 1940 Act. As a non-diversified fund, the Fund may not, with respect to 50% of its total assets, invest more than 5% of it total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and securities issued by investment companies). As to the other 50% of its total assets, the Fund may invest more than 5% (but not more than 25%) of its total assets in the securities of any issuer. UMB Scout Kansas Tax-Exempt Bond Fund, as well as all of the other UMB Scout Funds, intend to satisfy the portfolio diversification requirements that are applicable to mutual funds under the Internal Revenue Code.

UMB SCOUT STOCK FUND AND UMB SCOUT STOCK SELECT FUND

To seek its objective of long-term growth of capital and income, UMB Scout Stock Fund normally invests at least 80% of its total assets, and UMB Scout Stock Select Fund normally invests at least 90% of its total assets in common stocks. Common stocks are equity securities that represent a proportionate share of the ownership of a company; their value is based on the success of the company's business, any income paid to stockholders, the value of the company's assets, and general market conditions. In addition to common stocks, each Fund is authorized to invest, to a more limited extent, in preferred stocks, high grade fixed income securities, and preferred stocks or fixed income securities that are convertible into common stocks. The Funds do not intend to concentrate their investments in any particular industry. Without the approval of shareholders, neither Fund will purchase a security if as a result of such purchase more than 25% of its assets will be invested in a particular industry.

The investment objective, most policies and all of the investment restrictions of UMB Scout Stock Fund described in the Prospectus and in this SAI are matters of fundamental policy, which means that they cannot be changed by the Board without first obtaining shareholder approval. The Fund's policy regarding investments in illiquid securities (described below), except with respect to repurchase agreements maturing in more than seven days, was adopted by the Board as a matter of non-fundamental policy in order to be consistent with other UMB Scout Funds.

The investment objective and policies of UMB Scout Stock Select Fund are matters of non-fundamental policy, which means that they can be changed by the Board without shareholder approval. However, certain of the Fund's investment restrictions described in the investment restrictions section of this SAI are matters of fundamental policy, as required under the 1940 Act.

Money Market Investments. The Funds intend to hold some cash, short-term debt obligations, government securities or other high-quality money market investments to cover redemptions, unanticipated expenses and for reserves. There may also be times when the Funds attempt to respond to adverse market, economic, political or other conditions by investing up to 100% of their assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Funds will not be able to pursue their investment objectives and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Funds may invest are:

         (1) direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;

         (2) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

         (3) commercial paper of companies rated P-2 or higher by Moody's Investor Service, Inc. ("Moody's") or A-2 or higher by Standard & Poor's Ratings Group ("S&P(R)"), or if not rated by either Moody's or S&P(R), a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);

         (4) short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P(R);

         (5) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home

             Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

         (6) issues of the U.S. Treasury or U.S. government agencies that are subject to repurchase agreements.

Repurchase Agreements. A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Funds. The Funds will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Funds. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company's board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Funds may invest.

Fixed Income Securities. Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The Funds' investments in fixed income securities issued by corporations and other business organizations will be rated at the time of purchase within the top three classifications of Moody's (Aaa, Aa, and A) or S&P(R) (AAA, AA and A).

Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk and may be less volatile than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities, the Advisor will consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

Illiquid and Restricted Securities. Each Fund may invest up to 15% of its net assets in securities that are considered to be illiquid (except that UMB Scout Stock Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days). A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the Securities Act of 1933, as amended (the "1933 Act") and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

Other Investment Companies. Each Fund is authorized to purchase shares of other investment companies, subject to certain percentage limits set forth in the 1940 Act. Specifically, each Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof). Each Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

Securities Lending. In order to generate additional income, UMB Scout Stock Select Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one-third the value of the Fund's total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

UMB SCOUT EQUITY INDEX FUND

UMB Scout Equity Index Fund seeks to provide investment results that track, as closely as possible, the performance of the Standard & Poor's(R) 500 Composite Stock Price Index (the "S&P 500(R) Index").

The S&P 500(R) Index is a market value-weighted index consisting of 500 common stocks which are traded on the New York Stock Exchange, American Stock Exchange and the Nasdaq National Market System and selected by Standard & Poor's Corporation through a detailed screening process starting on a macro-economic level and working toward a micro-economic level dealing with company-specific information such as market value, industry group classification, capitalization and trading activity. The primary objective of Standard & Poor's Corporation for the S&P 500(R) Index is for the Index to be the performance benchmark for the U.S. equity markets. The companies chosen for inclusion in the S&P 500(R) Index tend to be leaders in important industries within the U.S. economy. However, companies are not selected for inclusion because they are expected to have superior stock price performance relative to the market in general or other stocks in particular. Standard & Poor's Corporation makes no representation or warranty, implied or express, to purchasers of UMB Scout Equity Index Fund shares or any member of the public regarding the advisability of investing in the Fund or the ability of the S&P 500(R) Index to track general stock market performance. "Standard & Poor's (R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor.

The investment objective and policies of UMB Scout Equity Index Fund are matters of non-fundamental policy, which means that they can be changed by the Board without shareholder approval. However, certain of the Fund's investment restrictions described in the investment restrictions section of this SAI are matters of fundamental policy, as required under the 1940 Act.

Disclaimers. UMB Scout Equity Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P(R)"). S&P(R) makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500(R) Index to track general stock market performance. S&P(R)'s only relationship to the Advisor is the licensing of certain trademarks and trade names of S&P(R) and of the S&P 500(R) Index which is determined, composed and calculated by S&P(R) without regard to the Advisor or the Fund. S&P(R) has no obligation to take the needs of the Advisor or the shareholders of the Fund into consideration in determining, composing or calculating the S&P 500(R) Index. S&P(R) is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of shares of the Fund or in the determination or calculation of the equation by which shares of the Fund are to be redeemed. S&P(R) has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P(R) DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500(R) INDEX OR ANY DATA INCLUDED THEREIN AND S&P(R) SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P(R) MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISOR, THE FUND, SHAREHOLDERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500(R) INDEX OR ANY DATA INCLUDED THEREIN. S&P(R) MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P(R) HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Tracking Variance. UMB Scout Equity Index Fund is subject to the risk of tracking variance. Tracking variance may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by the Fund and the resulting transaction costs, which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate organizations are made to conform the Fund's holdings with its investment objective. Tracking variance may also occur due to factors such as the size of the Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the S&P 500(R) Index or the manner in which the Index is calculated or because the indexing and investment approach of the Advisor or sub-advisor does not produce the intended goal of the Fund. In the event the performance of the Fund is not comparable to the performance of the S&P 500(R) Index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures. If substantial deviation in the Fund's performance were to continue for extended periods, it is expected that the Board of Trustees would consider recommending to shareholders possible changes to the Fund's investment objective.

SPDRs. To maintain exposure to the S&P 500(R) Index and to manage cash flows, the Fund may purchase and sell shares of an exchange-traded fund (ETF) that are called Standard & Poor's Depository Receipts, or SPDRs (sometimes called "Spiders"). An ETF is a fund that holds a portfolio of common stocks designed to track the performance of a particular index and whose shares trade throughout the trading day. SPDRs are shares in an ETF that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the S&P 500(R) Index. By investing in SPDRs, the Fund can efficiently invest cash inflows or outflows in order to manage its exposure to the S&P 500(R) Index.

ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index's underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly.

ETFs generally do not sell or redeem their shares for cash, and most investors do not purchase or redeem shares directly from an ETF. Instead, the ETF issues and redeems its shares in large blocks (typically 50,000 of its shares) called "creation units." Creation units are issued to anyone who deposits a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, and creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Most ETF investors, however, purchase and sell ETF shares in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day.

ETF investors generally must pay a brokerage fee for each purchase or sale of ETF shares, including purchases made to reinvest dividends.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF's portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

In connection with its investment in SPDRs, the Fund will incur various costs that shareholders will ultimately bear. The Fund may also realize capital gains when SPDRs are sold, and the purchase and sale of the SPDRs may include a brokerage commission that may result in costs to shareholders. In addition, the Fund is subject to the other fees as an investor in SPDRs including, but not limited to trustees fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of SPDRs.

SPDRs also are shares of a 1940 Act registered investment company, so the Fund's investment in SPDRs are subject to its investment policies limiting the percentage that it can invest in other investment companies. This means that the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof). The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

Money Market Investments. The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

         (1) direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;

         (2) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

         (3) commercial paper of companies rated P-2 or higher by Moody's Investor Service, Inc. ("Moody's") or A-2 or higher by Standard & Poor's Ratings Group ("S&P(R)"), or if not rated by either Moody's or S&P(R), a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);

         (4) short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P(R);

         (5) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

         (6) issues of the U.S. Treasury or U.S. government agencies that are subject to repurchase agreements.

Repurchase Agreements. A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund. The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Trustees of the Fund. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Illiquid and Restricted Securities. The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid (except that the Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days). A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

Securities Lending. In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one-third the value of the Fund's total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

UMB SCOUT SMALL CAP FUND

The Fund's investment objective is long-term growth of capital. The investment objective is a matter of fundamental policy, which means that it may not be changed without the approval of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). However, the following investment policies, as well as those investment policies outlined in the Fund's prospectus, may be changed by the Fund's Board without the approval of Fund shareholders.

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities issued by companies that, at the time of the investment, have a market capitalization of $1.5 billion or less. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs.

The Fund may invest in companies either located in or having a substantial portion of their business in the United States. The equity securities in which the Fund invests include common stocks, preferred stocks, and securities convertible into common stocks, rights and warrants. Common stocks are equity securities that represent a proportionate share of the ownership of a company; their value is based on the success of the company's business, any income paid to stockholders, the value of the company's assets, and general market conditions.

The Fund also is authorized to purchase fixed income securities such as corporate bonds rated A or better by Moody's or S&P(R), in U.S. government issues such as treasury bills, treasury notes and treasury bonds, or in short-term money market instruments such as commercial paper, bankers' acceptances and certificates of deposit.

Money Market Investments. The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments to cover redemptions, unanticipated expenses and for reserves. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objectives and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

         (1) direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;

         (2) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

         (3) commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by S&P(R), or if not rated by either Moody's or S&P(R), a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);

         (4) short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P(R);

         (5) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

         (6) issues of the U.S. Treasury or U.S. government agencies that are subject to repurchase agreements.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund. The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Trustees. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Warrants and Rights. The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk and may be less volatile than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities, the Advisor will consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

Illiquid and Restricted Securities. The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid (except that the Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days). A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

Other Investment Companies. The Fund is authorized to purchase shares of other investment companies, subject to certain percentage limits set forth in the 1940 Act. Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof). The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company's board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

Fixed Income Securities. Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The Fund's investments in fixed income securities issued by corporations and other business organizations will be A rated at the time of purchase, which is the top classification of Moody's or S&P(R).

Exchange Traded Funds. Nasdaq-100 Shares or "QQQs" (sometimes called "Cubes," "Qubes" or "Qs" are shares in exchange-traded funds ("ETFs") that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the Nasdaq-100 Index(R). By investing in ETFs that track this index, the Fund will obtain a broadly diversified index-based investment portfolio. The expenses associated with ETFs are typically lower than the expenses associated with investing in all of the underlying securities that comprise the indices that the ETFs track. However, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETFs' shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Small Cap Fund invests in addition to the Small Cap Fund's direct fees and expenses.

UMB SCOUT WORLDWIDE FUND AND UMB SCOUT WORLDWIDE SELECT FUND

The investment objective, most policies and all of the investment restrictions of UMB Scout WorldWide Fund described in the Prospectus and in this SAI are matters of fundamental policy, which means that they cannot be changed by the Board without first obtaining shareholder approval. The Fund's policy regarding investments in illiquid securities (except with respect to repurchase agreements maturing in more than seven days) was adopted by the Board as a matter of non-fundamental policy in order to be consistent with other UMB Scout Funds.

The investment objective and policies of UMB Scout WorldWide Select Fund are matters of non-fundamental policy, which means that they can be changed by the Board without shareholder approval. However, any change in the WorldWide Select Fund's policy of investing 90% of its net assets in worldwide companies (as described below) approved by the Board may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs. Also, certain of the Fund's investment restrictions described in the investment restrictions section of this SAI are matters of fundamental policy, as required under the 1940 Act.

To seek their respective objectives of long-term growth of capital and income, UMB Scout WorldWide Fund normally invests at least 80% of its net assets, and UMB Scout WorldWide Select Fund normally invests at least 90% of its net assets, in a diversified portfolio of equity securities (common stocks, depository receipts and securities convertible into common stocks) of established companies either located outside the U.S. or whose primary business is carried on outside the U.S. Common stocks are equity securities that represent a proportionate share of the ownership of a company; their value is based on the success of the company's business, any income paid to stockholders, the value of the company's assets, and general market conditions. The Funds may invest directly in foreign securities or purchase American Depository Receipts (ADRs), European Depository Receipts (EDRs) and International Depository Receipts (IDRs), in bearer form, which are designed for use in European and other securities markets. ADRs, EDRs and IDRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

The Funds diversify their investments among various countries and a number of different industries. Generally, the Funds do not intend to invest more than 25% of their total assets in any one particular country or in securities issued by any single foreign government, its agencies or instrumentalities, and the Funds normally invest their assets in at least three foreign countries. However, the Funds may, at times, temporarily invest a substantial portion of their assets in one or more of such countries if economic and business conditions warrant such investments. The Funds do not intend to concentrate their investments in any particular industry. Without the approval of shareholders, neither Fund will purchase a security if as a result of such purchase more than 25% of its assets will be invested in a particular industry.

Neither UMB Scout WorldWide Fund nor UMB Scout WorldWide Select Fund will invest more than 20% of its total assets in companies located in developing countries. A developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries.

UMB Scout WorldWide Fund may not invest more than 5% of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations or authorities established thereby) which, including predecessors, have not had at least three years' continuous operations.

The Funds may invest in securities that are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the Funds invest may be relatively limited. When a Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

In addition to equity securities, each Fund is authorized to invest, to a limited extent, in fixed-income securities of worldwide companies as described above. While most foreign securities are not subject to standard credit ratings, the Advisor intends to select "investment grade" issues of foreign debt securities which are comparable to a Baa or higher rating by Moody's or a BBB or higher rating by S&P(R) at the time of initial investment, based on available information, and taking into account liquidity and quality issues. Securities rated BBB or Baa are considered to have speculative characteristics. Neither Fund intends to hold more than 5% of its portfolio in securities whose ratings have dropped below investment grade. The Advisor will review such securities and determine appropriate action to take with respect to such securities.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Funds may purchase foreign currencies and/or engage in forward foreign currency transactions. The Funds will not engage in forward foreign currency exchange contracts for speculative purposes.

Depository Receipts. The Funds may purchase depository receipts whether they are "sponsored" or "unsponsored." "Sponsored" depository receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" depository receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored depository receipt. Depository receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.

Money Market Investments. The Funds intend to hold some cash, short-term debt obligations, government securities or other high-quality money market investments to cover redemptions, unanticipated expenses and for reserves. There may also be times when the Funds attempt to respond to adverse market, economic, political or other conditions by investing up to 100% of their assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Funds will not be able to pursue their investment objectives and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Funds may invest are:

         (1) direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;

         (2) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

         (3) commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by S&P(R), or if not rated by either Moody's or S&P(R), a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);

         (4) short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P(R);

         (5) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

         (6) issues of the U.S. Treasury or U.S. government agencies that are subject to repurchase agreements.

Repurchase Agreements. A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Funds. The Funds will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Funds. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Funds, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of a Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The Funds' dealings in forward foreign currency transactions will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of a Fund or the payment of dividends and distributions by a Fund. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. The Funds will not speculate in foreign forward exchange. Moreover, it may not be possible for the Funds to hedge against a devaluation that is so generally anticipated that the Funds are not able to contract to sell the currency at a price above its anticipated devaluation level.

Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company's board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Funds may invest.

Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk and may be less volatile than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities, the Advisor will consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

Illiquid and Restricted Securities. Each Fund may invest up to 15% of its net assets in securities that are considered to be illiquid (except that UMB Scout WorldWide Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days). A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under
Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

Other Investment Companies. Each Fund is authorized to purchase shares of other investment companies, subject to certain percentage limits set forth in the 1940 Act. Specifically, each Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof). The Funds may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

Fixed Income Securities. Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. While most foreign securities are not subject to standard credit ratings, the Advisor intends to select "investment grade" issues of foreign debt securities which are comparable to a Baa or higher rating by Moody's or a BBB or higher rating by S&P(R) at the time of initial investment, based on available information, and taking into account liquidity and quality issues. Securities rated Baa or BBB are considered to have speculative characteristics.

Securities Lending. In order to generate additional income, UMB Scout WorldWide Select Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one-third the value of the Fund's total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

UMB SCOUT TECHNOLOGY FUND

The investment objective and policies of UMB Scout Technology Fund are matters of non-fundamental policy, which means that they can be changed by the Board without shareholder approval. However, certain of the Fund's investment restrictions described in the investment restrictions section of this SAI are matters of fundamental policy, as required under the 1940 Act.

The Fund will, under normal market conditions, seek to achieve its objective of long-term growth of capital by investing at least 80% of its net assets in securities of companies that develop, produce or distribute products and services related to technology. One factor the Advisor may consider in determining whether an issuer is considered principally engaged in technology business activities is if such issuer is listed on the Morgan Stanley

High-Technology 35 Index (the "Morgan Stanley Index"), the Hambrecht and Quist Technology Index (the "H&Q Index"), the SoundView Technology Index, the technology groupings of the S&P 500(R) Index or any other comparable index. It is expected that more than 25% of the Fund's total assets will normally be invested in the technology sector (which includes companies that develop or sell computers, software and peripheral products).

The Fund normally invests primarily (at least 65% of net assets) in equity securities, which include common stocks, depository receipts, preferred stocks, convertible securities, and warrants. The Fund is also authorized to invest in fixed income securities for cash management purposes and to a limited degree (up to 35% of net assets) in fixed income securities such as high grade bonds, in a manner consistent with its objective. Common stocks are equity securities that represent a proportionate share of the ownership of a company; their value is based on the success of the company's business, any income paid to stockholders, the value of the company's assets, and general market conditions. The Fund may invest directly in foreign securities or purchase American Depository Receipts
(ADRs), European Depository Receipts (EDRs) and International Depository Receipts (IDRs), in bearer form, which are designed for use in European and other securities markets. ADRs, EDRs and IDRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

Depository Receipts. The Fund may purchase depository receipts whether they are "sponsored" or "unsponsored." "Sponsored" depository receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" depository receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored depository receipt. Depository receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.

Money Market Investments. The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

         (1) direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;

         (2) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

         (3) commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by S&P(R), or if not rated by either Moody's or S&P(R), a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);

         (4) short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P(R);

         (5) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

         (6) issues of the U.S. Treasury or U.S. government agencies that are subject to repurchase agreements.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund. The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company's board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Funds may invest.

Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk and may be less volatile than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities, the Advisor will consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

Warrants and Rights. The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Illiquid and Restricted Securities. The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid (except that the Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days). A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under
Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

Other Investment Companies. The Fund is authorized to purchase shares of other investment companies, subject to certain percentage limits set forth in the 1940 Act. Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof). The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

Fixed Income Securities. Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The Fund's investments in fixed income securities issued by corporations and other business organizations will be rated at the time of purchase within the top three classifications of Moody's (Aaa, Aa, and A) or S&P(R) (AAA, AA and A).

Securities Lending. In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one-third the value of the Fund's total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

UMB SCOUT ENERGY FUND

The Fund's investment objective is long-term growth of capital. The investment objective is a matter of fundamental policy, which means that it may not be changed without the approval of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). The following investment policies, as well as those investment policies outlined in the Fund's prospectus, may be changed by the Fund's Board without the approval of Fund shareholders.

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities issued by companies principally engaged in energy-related businesses, and maintains a diversified portfolio of investments. The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. If the Board seeks to change the Fund's policy of focusing its investments in energy-related companies, it will provide shareholders with at least sixty (60) days advance written notice before the proposed change occurs.

The Fund has the flexibility to pursue its objective through any type of domestic or foreign security, listed or over-the-counter, without restriction as to market capitalization. Additionally, under normal circumstances, the Fund will not invest more than 25% of its total assets in a single industry other than energy-related industries.

Money Market Investments and Fixed Income Securities. The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments to cover redemptions, unanticipated expenses and for reserves. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment. Investments in money market securities shall include government securities, government agency securities, commercial paper, banker's acceptances, bank certificates of deposit and repurchase agreements. Investment in commercial paper is restricted to companies rated P2 or higher by Moody's or A-2 or higher by S&P(R). The Fund may also invest in the following fixed income securities.

         (1) Direct obligations of the U.S. Government, such as bills, notes, bonds and other debt securities issued by the U.S. Treasury.

         (2) Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association, the Export-Import Bank or the Student Loan Marketing Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks or the Federal National Mortgage Association.

         (3) Securities issued by corporations or other business organizations.

The Fund's investments in fixed income securities issued by corporations or other business organizations will be classified, at the time of purchase, as investment grade securities, which means that they will be rated Baa or higher by Moody's or BBB or higher by S&P(R). In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Advisor, at least equivalent to a Baa rating by Moody's or a BBB rating by S&P(R). Although securities rated Baa by Moody's and BBB by S&P(R) are considered to be investment grade, they have speculative characteristics. Such securities carry a lower degree of risk than lower rated securities. Securities that are subsequently downgraded in quality below Baa by Moody's or BBB by S&P(R) may continue to be held by the Fund until such time as they can be disposed of in a reasonably practical manner.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund. The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Trustees. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Warrants and Rights. The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk and may be more volatile than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities, the Advisor will consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

Illiquid and Restricted Securities. The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid (except that the Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days). A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

Other Investment Companies. The Fund is authorized to purchase shares of other investment companies, subject to certain percentage limits set forth in the 1940 Act. Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof). The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company's board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

UMB SCOUT BALANCED FUND

The investment objective, most policies and all of the investment restrictions of UMB Scout Balanced Fund described in the Prospectus and in this SAI are matters of fundamental policy unless otherwise indicated, which means that they cannot be changed by the Board without first obtaining shareholder approval. The Fund's policy regarding investments in illiquid securities (except with respect to repurchase agreements maturing in more than seven days) was adopted by the Board as a matter of non-fundamental policy in order to be consistent with other UMB Scout Funds.

Normally the Fund will seek to achieve its objective of long-term growth of capital and high current income by investing at least 25% of its total assets in equity securities and a minimum of 25% of its total assets in fixed income obligations.

Equity Securities. The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Common stocks are equity securities that represent a proportionate share of the ownership of a company; their value is based on the success of the company's business, any income paid to stockholders, the value of the company's assets, and general market conditions. The Funds also may invest directly in foreign securities or purchase American Depository Receipts (ADRs), European Depository Receipts (EDRs) and International Depository Receipts (IDRs), in bearer form, which are designed for use in European and other securities markets. ADRs, EDRs and IDRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company's board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk and may be less volatile than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities, the Advisor will consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

Warrants and Rights. The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Fixed Income Securities. The Fund will normally invest in the following fixed income securities:

         (1) Direct obligations of the U.S. Government, such as bills, notes, bonds and other debt securities issued by the U.S. Treasury.

         (2) Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Services; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks, or the Federal National Mortgage Association.

         (3) Securities issued by corporations or other business organizations. The Fund will generally invest in securities that, at the time of purchase, are classified as investment grade by Moody's or by S&P(R). Securities that are subsequently downgraded to non-investment grade may continue to be held by the Fund, as long as such securities do not exceed 5% of the portfolio, and will be sold only if the manager believes it would be advantageous to do so. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Advisor, at least equivalent to a Baa rating by Moody's or a BBB rating by S & P.

Securities rated Baa or higher by Moody's or BBB by S&P(R) or higher are classified as investment grade securities. Although securities rated Baa by Moody's and BBB by S&P(R) have speculative characteristics, they are considered to be investment grade. Such securities carry a lower degree or risk than lower rated securities.

Money Market Investments. The Fund intends to hold some cash, short-term debt obligations, government or government agency securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

         (1) direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;

         (2) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

         (3) commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by S&P(R), or if not rated by either Moody's or S&P(R), a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);

         (4) short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P(R);

         (5) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

         (6) issues of the U.S. Treasury or U.S. government agencies that are subject to repurchase agreements.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund. The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board. The term to maturity of a repurchase agreement normally will be no longer than a few days. The Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

Other Investment Companies. The Fund is authorized to purchase shares of other investment companies, subject to certain percentage limits set forth in the 1940 Act. Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof). The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

UMB SCOUT BOND FUND

The investment objective, most policies and all of the investment restrictions of UMB Scout Bond Fund described in the Prospectus and in this SAI are matters of fundamental policy unless otherwise indicated, which means that they cannot be changed by the Board without first obtaining shareholder approval.

The Fund will normally seek to achieve its objective of maximum current income consistent with quality and maturity standards by investing at least 80% of its net assets in a diversified portfolio of fixed income obligations. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs. The Fund generally invests in bonds such as: (1) direct or guaranteed obligations of the U.S. Government and its agencies, and (2) high-quality debt securities including notes and bonds issued by corporations or other business organizations.

The Fund will invest only in the following "U.S. Government Securities."

         (1) Direct obligations of the U.S. Government, such as bills, notes, bonds and other debt securities issued by the U.S. Treasury.

         (2) Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association, the Export-Import Bank, or the Student Loan Marketing Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service, or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks, or the Federal National Mortgage Association.

The Fund's investments in securities issued by corporations or other business organizations will be rated at the time of purchase within the top three classifications of Moody's (Aaa, Aa, and A) or S&P(R) (AAA, AA and A). The Fund will use obligations secured by specific assets of the issuing corporation as well as unsecured debentures that represent claims on the general credit of the issuer.

The Fund may invest in commercial paper, including variable rate master demand notes, of companies whose commercial paper is rated P-1 by Moody's or A-1 by S&P(R). If not rated by either Moody's or S&P(R), a company's commercial paper, including variable rate master demand notes, may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P(R).

Variable rate master demand notes represent a borrowing arrangement under a letter of agreement between a commercial paper issuer and an institutional lender. Applicable interest rates are determined on a formula basis and are adjusted on a monthly, quarterly, or other term as set out in the agreement. They vary as to the right of the lender to demand payment. It is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with the Fund's investment in variable rate master demand notes, the Fund's manager will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand.

The Fund may invest in certificates of deposit, bankers' acceptances, and other commercial bank short-term obligations issued domestically by United States banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation, or such securities which may be issued by holding companies of such banks.

The Fund may also invest in issues of the United States Treasury or United States government agencies subject to repurchase agreements entered into with the seller of the issues. The Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

         (1) direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;

         (2) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

         (3) commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by S&P(R), or if not rated by either Moody's or S&P(R), a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);

         (4) short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P(R);

         (5) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

         (6) issues of the U.S. Treasury or U.S. government agencies that are subject to repurchase agreements.

UMB SCOUT KANSAS TAX-EXEMPT BOND FUND

The following policies supplement UMB Scout Kansas Tax-Exempt Bond Fund's investment objective and policies set forth in the Prospectus. The investment objective, policies and certain investment restrictions of the Fund described in the Prospectus and in this SAI are matters of fundamental policy unless otherwise indicated, which means that they cannot be changed by the Board without first obtaining shareholder approval.

Although shares of the Fund are offered to residents of both Kansas and Missouri, the Fund does not provide any state or local tax benefit for Missouri residents.

Municipal Bonds and Debt Instruments. Municipal bonds and debt instruments include bonds, notes and commercial paper of varying maturities issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax.

Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenue of a project or facility or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a state's legislature and the availability of monies for such payments. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue respectively. As to the portion of the Fund that is invested in securities with income that is exempt from federal tax, (normally at least 80%), the Fund will ensure that such securities do not pay income that will be considered a preference for purposes of the federal alternative minimum tax.

The Fund will concentrate its investments in municipal obligations issued by Kansas and its political subdivisions. The Fund is, therefore, more susceptible to factors adversely affecting issuers in Kansas than mutual funds which do not concentrate in a specific state. Municipal obligations of issuers in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. Municipal obligations that rely on an annual appropriation of funds by a state's legislature will not appropriate the necessary amounts or take other action needed to permit the issuer of such obligations to make required payments. To the extent that the Fund's assets are concentrated in municipal obligations of issuers of a single state, the Fund may be subject to an increased risk of loss. The Fund may also invest in obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.

The Fund may invest up to 20% of its net assets in municipal obligations issued by the same or similar types of issuers, including, without limitation, the following: lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state's legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to fluctuations in Medicare and Medicaid reimbursements, and national and state health care legislation. As the Fund's concentration increases, so does the potential for fluctuation in the value of the Fund's shares.
The secondary market for some municipal obligations issued within Kansas (including issues which are privately placed) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Fund will not invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Fund may permit the issuer at its option to "call" or redeem its securities. If an issuer redeems securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Some of the securities in which the Fund invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from price value and pay interest only at maturity rather than at intervals during the life of the security. The Fund is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash and the Fund is required to distribute its share of the Fund's income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

The Fund may invest in municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

In pursuit of its investment objective, the Fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of the Fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meets its obligation to make interest and principal payments. Municipal bonds with longer maturities (durations) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively. In addition, the values of municipal bonds are affected by changes in general economic conditions and business conditions affecting the specific industries or their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Fund's investments. The amount of information about the financial conditions of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 other than, in general, at their original issue, is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount; or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue sources. Revenue bonds have been issued to fund a wide variety of capital projects, including electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.

Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.

The Fund may on occasion acquire revenue bonds that carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the

Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the Advisor) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired for the portfolio as a result of any such event and the Fund may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Fund. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P(R) and Fitch represent their opinions as to the quality of the municipal obligations that they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of municipal obligations will normally fluctuate with changes in interest rates; therefore, the net asset value of the Fund will be affected by such changes.

Obligations of Particular Types of Issuers. Hospital bond ratings are often based on feasibility studies which contain projection of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face various problems such as financing large construction programs in an inflationary period; cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities); difficulty in obtaining fuel at reasonable prices; achieving timely and adequate rate relief from regulatory commissions; and effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state and local authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

Municipal Leases. The Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement that is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means of government issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

Certain municipal lease obligations owned by the Fund may be deemed illiquid for the purpose of the Fund's 10% limitation on investments in illiquid securities, unless determined by the Advisor, pursuant to guidelines adopted by the Directors of the Fund, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Advisor will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Advisor will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund. In the event the Fund acquires an unrated municipal lease obligation, the Advisor will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be canceled.

Zero-Coupon Bonds. Zero-coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero-coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

Credit Quality. The Fund is dependent on the Advisor's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Advisor will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

When-Issued Securities. New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Fund's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be more or less than the Fund agreed to pay for them. The Fund may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Fund to buy such securities on a settlement date that could be several months or several years in the future. Additionally, the Fund may purchase instruments that give it the option to purchase a municipal obligation when and if issued.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Fund enters into the purchase commitment. When the Fund commits to purchase securities on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e. appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Fund's net asset value than if it solely set aside cash to pay for when-issued securities.

Variable Rate Obligations. The Fund may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these obligations as cash equivalents pending longer-term investment of its funds.

Redemption, Demand and Put Features. Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer-term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Fund may retain the bond if interest rates decline. By acquiring these kinds of obligations the Fund obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Because this right is assignable with the security, which is readily marketable and valued in the customary manner, the Fund will not assign any separate value to such right.

Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by the Fund (or of securities that the Fund expects to purchase). To hedge against changes in rates, the Fund may enter into: (i) futures contracts for the purchase or sale of debt securities; and (ii) futures contracts on securities indices. All futures contracts entered into by the Fund are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Fund may purchase and write call and put options on futures contracts that are traded on a United States or foreign exchange or board of trade. The Fund will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Fund's custodian for the benefit of the futures commission merchant through whom the Fund engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price.

Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

The Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Fund will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities. The Fund will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes (see "Dividends, Distributions and Taxes").

Asset Coverage Requirements. Transactions involving when-issued securities, the lending of securities or futures contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either: (1) an offsetting ("covered") position in securities or other options or futures contracts; or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account maintained by its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

Assets used to cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts or to cover could impede fund management or the Fund's ability to meet redemption requests or other current obligations.

Non-Diversified Status. As a "non-diversified" investment company, the Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. The Fund is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, the Fund is more susceptible to any single adverse economic or political occurrence or development affecting issuers of Kansas municipal obligations. For purposes of this restriction, each Kansas political subdivision is considered to be the ultimate issuer, rather than the Kansas Development Finance Authority, under whose authority Kansas bonds are issued.

Portfolio Maturity. The Fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 5 to 10 years. The Fund may, however, purchase individual municipal bonds with maturities of 20 years or greater.

Other Investment Information. When, in the manager's judgment, market conditions warrant substantial temporary investments in high-quality securities, the Fund may do so. The Fund may invest in high-quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, the Fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the Fund may invest up to 100% as a temporary defensive measure in response to adverse market conditions.

If suitable short-term municipal investments are not reasonably available, the Fund may invest in short-term taxable securities that are rated Aa or AA by Moody's and S&P(R), respectively, or issued by the U.S. Government, and that have a maturity of one year or less or have a variable interest rate.

Investments in money market securities shall include government securities, government agency securities, commercial paper, municipal notes, banker's acceptances, bank certificates of deposit and repurchase agreements.

Investment in commercial paper is restricted to companies rated P2 or higher by Moody's, A-2 or higher by S&P(R), or F2 or higher by Fitch's, with comparable rating restrictions for municipal notes.

Kansas. The Kansas economy diversified from farming/agribusiness to aerospace manufacturing (mainly around the Wichita area). In 1999, the state experienced some new job creation in the sectors of construction, finance, insurance and the general service area. Job growth (non-farm wage and salary employment) was 1.9% in 2000 and is anticipated to be 1.7% in 2001. The unemployment rate for the state of Kansas was approximately 3.8% in 2000, significantly higher than 1999's 3.1% rate.

The population in the state of Kansas has grown from 2,654,052 in 1999 to 2,688,418 in 2000.

Kansas has no general obligation debt by Constitutional law. Few bonds that are issued within the State by the smaller municipalities are rated. The most significant debt is that of the Department of Transportation for highway purposes. Other debt is issued under the authority of the Kansas Development Finance Authority. Because the State has no general obligation debt, there is no rating for state of Kansas general obligation bonds.

Kansas Taxes. Individuals, trusts, estates and corporations will not be subject to the Kansas income tax on the portion of exempt-interest dividends derived from interest on obligations of Kansas and its political subdivisions issued after December 31, 1987, and interest on obligations issued before January 1, 1988 where the laws of the State of Kansas authorizing the issuance of such obligations specifically exempt the interest on such obligations from income tax under the laws of the State of Kansas. All remaining dividends (except for dividends, if any, derived from qualifying debt obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam and which are exempt from federal and state income taxes pursuant to federal laws), including dividends derived from capital gains, will be includable in the Kansas taxable income of individuals, trusts, estates and corporations. Distributions treated as long-term capital gains for federal income tax purposes will generally receive the same characterization under Kansas law. Capital gains or losses realized from a redemption, sale or exchange of shares of the Fund by a Kansas taxpayer will be taken into account for Kansas income tax purposes.

The above exemptions do not apply to the privilege tax imposed on banks, banking associations, trust companies, savings and loan associations and insurance companies, or the franchise tax imposed on corporations. Banks, banking associations, trust companies, savings and loan associations, insurance companies and corporations are urged to consult their own tax advisors regarding the effects of these taxes before investing in the Fund.

The tax discussion set forth above is for general information only. The foregoing relates to Kansas income taxation in effect as of the date of this Statement of Additional Information; investors in other states may be subject to state income taxation. Investors should consult their own tax advisors regarding the state, local and other tax consequences of an investment in the Fund, including any proposed change in the tax laws.

UMB SCOUT MONEY MARKET FUND

The investment objective, policies and all of the investment restrictions of the Fund described in the Prospectus and in this SAI are matters of fundamental policy unless otherwise indicated, which means that they cannot be changed by the Board without first obtaining shareholder approval.

UMB Scout Money Market Fund offers two separate portfolios, Federal and Prime (the "Portfolios"), each of which invests in high quality short-term money market instruments for the purpose of maximizing income consistent with safety of principal and liquidity. Money market instruments are generally described as short-term debt obligations issued by governments, corporations and financial institutions. Usually maturities are one year or less. The yield from this type of instrument is very sensitive to short-term lending conditions. Thus, the income of money market funds will follow closely the trend of short-term interest rates, rising when those rates increase and declining when they fall. Each Portfolio also seeks to maintain a constant price of $1.00 per share. Neither Portfolio's objective can be changed without the approval of a majority of its outstanding shares.

Because of the short maturities, fluctuation in the principal value of money market-type securities resulting from changes in short-term interest rates normally will not be sufficient to change the net asset value (price) per share. Although the Fund's shareholders can anticipate that this principal value stability will be reflected in the price of the Fund's shares, it cannot be guaranteed.

Pursuant to Rule 2a-7 of the 1940 Act, the Fund will price its shares according to a procedure known as amortized cost, and will maintain 100% of its assets in securities with remaining maturities of 397 days or less, and limit its investments to those instruments which the Directors of the Fund determine present minimal credit risks, and which are eligible investments under the rule. Each Portfolio will maintain a weighted average maturity of 90 days or less.

UMB SCOUT TAX-FREE MONEY MARKET FUND

The investment objective, policies and all of the investment restrictions of the Fund described in the Prospectus and in this SAI are matters of fundamental policy unless otherwise indicated, which means that they cannot be changed by the Board without first obtaining shareholder approval.

During periods of normal market conditions, the Fund will invest at least 80% of its total assets (exclusive of cash) in short-term municipal securities. This fundamental policy will not be changed without shareholder approval, except that the Fund reserves the right to deviate temporarily from this policy during extraordinary circumstances when, in the opinion of management, it is advisable to do so in the best interest of shareholders, such as when market conditions dictate a defensive posture in taxable obligations.

Municipal securities include bonds and other debt obligations issued by or on behalf of states, territories and possessions of the United States of America and the District of Columbia including their political subdivisions or their duly constituted authorities, agencies and instrumentalities, the interest on which is exempt from federal income tax.

UMB Scout Tax-Free Money Market Fund may invest in industrial development bonds, the interest from which is exempt from federal income tax. Under certain circumstances, "substantial users" of the facilities financed with such obligations, or persons related to "substantial users," may be required to pay federal income tax on this otherwise exempted interest. Such persons should consult the Internal Revenue Code and their financial advisor to determine whether or not this Fund is an appropriate investment for them.

Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Also included in this category are Construction Loan Notes, Short-Term Discount Notes and Project Notes issued by a state or local housing agency but secured by the full faith and credit of the United States.

Prices of and yields on municipal securities depend on a variety of factors, such as changes in interest rates, the size of a particular offering, the maturity and the rating of the obligation, economic and monetary conditions, and conditions of the municipal securities market, including the volume of municipal securities available. Market values of municipal securities will vary according to the relation of their yields available. Consequently, the income of UMB Scout Tax-Free Money Market Fund and the yield on its shares can be expected to change as the level of interest rates fluctuates.

Investments in short-term municipal obligations and notes are limited to those obligations which at the time of purchase: (1) are backed by the full faith and credit of the United States; (2) are rated MIG-1 or MIG-2 by Moody's; or (3) if the obligations or notes are not rated, of comparable quality as determined by the Board of Directors. Short-term discount notes are limited to those obligations rated A-1 by S&P(R), or Prime-1 by Moody's or their equivalents as determined by the Board of Directors. If the short-term discount notes are not rated, they must be of comparable quality as determined by the Board of Directors.

While the Fund normally maintains at least 80% of the portfolio in municipal securities, it may invest any remaining balance in taxable money market instruments on a temporary basis, if management believes this action would be in the best interest of shareholders. Included in this category are: obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; bankers' acceptances and other short-term debt obligations of United States banks with total assets of $1 billion or more; and commercial paper rated A-2 or better by S&P(R) or Prime-2 or better by Moody's, or certain rights to acquire these securities. The Fund reserves the right to hold cash reserves as management deems necessary for defensive or emergency purposes. It is the policy of the Fund not to invest more than 25% of its assets in any one classification of municipal securities, except project notes or other tax-exempt obligations that are backed by the U.S. Government.

Should the rating organizations used by the Fund cease to exist or change their systems, the Fund will attempt to use other comparable ratings as standards for its investments in municipal securities in accordance with its investment policies.

To achieve its objectives the Fund may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve liquidity. This trading activity should not increase the Fund's expenses since there are normally no brokers' commissions paid by the Fund for the purchase or sale of money market instruments. However, a markup or spread may be paid to a dealer from which the Fund purchases a security.

UMB Scout Tax-Free Money Market Fund may invest in issues of the U.S. Treasury or U.S. Government agencies subject to repurchase agreements entered into with the seller of the issue.

                                  RISK FACTORS

RISK FACTORS APPLICABLE TO FOREIGN INVESTMENTS. From time to time, UMB Scout Technology Fund, UMB Scout WorldWide Fund, UMB Scout WorldWide Select Fund, UMB Scout Energy Fund and UMB Scout Balanced Fund may invest in companies located in foreign or developing countries. As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, comparable information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could affect U.S. investments in those countries.

The risks to which UMB Scout WorldWide Fund, UMB Scout WorldWide Select Fund, UMB Scout Technology Fund, UMB Scout Energy Fund and UMB Scout Balanced Fund are exposed, as a result of investing in companies located outside the United States include: currency risks such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars). As a result, the relative strength of the U.S. dollar may be an important factor in the performance of the Funds.

RISK FACTORS APPLICABLE TO REPURCHASE AGREEMENTS. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities. While the Funds' Advisor acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

RISK FACTORS APPLICABLE TO MONEY MARKET INSTRUMENTS. The yield and principal value of money market instruments are sensitive to short-term lending conditions, and it is possible that an issuer may default. UMB

Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund will seek to minimize these risks through portfolio diversification, careful portfolio selection among securities considered to be high quality and by maintaining short average maturities.

RISK FACTORS APPLICABLE TO INVERSE FLOATERS. UMB Scout Kansas Tax-Exempt Bond Fund may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulae which generally reduce or, in the extreme, eliminate the interest paid to UMB Scout Kansas Tax-Exempt Bond Fund when short-term interest rates rise, and increase the interest paid to UMB Scout Kansas Tax-Exempt Bond Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity and tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward) and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

RISK FACTORS APPLICABLE TO FUTURES TRANSACTIONS. UMB Scout Kansas Tax-Exempt Bond Fund may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed UMB Scout Kansas Tax-Exempt Bond Fund's initial investment in these contracts. UMB Scout Kansas Tax-Exempt Bond Fund may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on UMB Scout Kansas Tax-Exempt Bond Fund's outstanding positions would exceed 5% of the market costs.

RISK FACTORS APPLICABLE TO ILLIQUID AND RESTRICTED SECURITIES. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund. The practice of investing in Rule 144A Securities could increase the level of a Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

RISK FACTORS APPLICABLE TO INVESTMENT COMPANIES. To the extent consistent with its investment objective and policies, each Fund may invest in securities issued by other investment companies. Investments by a Fund in other investment companies will be subject to the percentage limitations of the 1940 Act. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by a Fund.

RISK FACTORS APPLICABLE TO SECURITIES LENDING. In order to generate additional income, UMB Scout Stock Select Fund, UMB Scout Equity Index Fund, UMB Scout WorldWide Select Fund and the UMB Scout Technology Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, a Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one-third the value of a Fund's total assets (including the loan collateral). Any cash collateral received by a Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations. The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, a Fund could experience delays in recovering its securities and may incur a capital loss. In addition, a Fund may incur a loss in reinvesting the cash collateral it receives.

                             INVESTMENT RESTRICTIONS

The Funds have adopted the following investment restrictions, some of which are fundamental investment restrictions that cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. With respect to the policies concerning concentration, borrowing money and senior securities, legal or regulatory limitations are explained in the investment restrictions. Such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

UMB SCOUT EQUITY INDEX FUND AND UMB SCOUT TECHNOLOGY FUND will not, as a matter of fundamental policy:

(1) make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in a particular industry, except that UMB Scout Technology Fund will invest more than 25% of its total assets in the technology sector (which includes companies that develop or sell computers, software and peripheral products). The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. These restrictions do not limit either Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities.

         In applying each Fund's fundamental policy concerning industry concentration, it is a matter of non-fundamental policy that investments in certain categories of companies will not be considered to be investments in a particular industry. In particular, technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry. Also, for example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

(2) borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. A Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, a Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the fund's other assets. The effect of this provision is to allow a Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing);

(3) underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act;

(4) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

(5) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities;

(6) make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors.

Also, UMB SCOUT EQUITY INDEX FUND and UMB SCOUT TECHNOLOGY FUND may not change their classification from diversified to non-diversified without shareholder approval.

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, UMB SCOUT EQUITY INDEX FUND AND UMB SCOUT TECHNOLOGY FUND will be subject to the following non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval.

(1) Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, neither Fund may operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by
Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies;

(2) each Fund may not invest more than 15% of its net assets in securities which they can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment; and

(3) each Fund will not borrow for the purpose of leveraging its investments. In this regard, neither Fund will purchase portfolio securities when borrowings exceed 5% of their respective total assets.

UMB SCOUT STOCK FUND, UMB SCOUT WORLDWIDE FUND, UMB SCOUT BALANCED FUND AND UMB SCOUT BOND FUND will not, as a matter of fundamental policy:

(1) purchase the securities of any one issuer, except the United States Government, if immediately after and as a result of such purchase (a) the value of the holdings of a Fund in the securities of such issuer exceeds 5% of the value of a Fund's total assets, or (b) a Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuers;

(2) engage in the purchase or sale of real estate or commodities (with respect to WorldWide Fund and Balanced Fund, includes futures contracts);

(3)      underwrite the securities of other issuers;

(4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof;

(5) regarding Stock Fund, WorldWide Fund and Bond Fund, make loans to other persons, except the purchase of debt obligations which are permitted under its investment policy, and with regard to the Balanced Fund, by the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan;

(6) invest in companies for the purpose of exercising control of management;

(7)      purchase securities on margin, or sell securities short;

(8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation;

(9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations;

(10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in a Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time;

(11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager or any of its partners, officers, or directors beneficially own more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of said company's securities own in the aggregate more than 5% of the outstanding securities of such company;

(12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of a Fund shall have asset coverage of at least 3 to 1 and provided further that WorldWide Fund will not purchase securities when borrowings exceed 5% of its total assets;

(13)     make itself or its assets liable for the indebtedness of others;

(14) invest in securities which are assessable or involve unlimited liability;

(15) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation;

(16) issue senior securities, with regard to Stock Fund and Bond Fund, except for those investment procedures permissible under a Fund's other restrictions and with respect to Balanced Fund and WorldWide Fund, that borrowings from banks are permitted so long as the requisite asset coverage under restriction (12) above has been provided; or

(17) purchase any securities which would cause 25% or more of a Fund's total assets at the time of such purchase to be invested in any one industry.

UMB SCOUT SMALL CAP FUND will not, as a matter of fundamental policy:

(1)      engage in the purchase or sale of real estate or commodities;

(2)      underwrite the securities of other issuers;

(3) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof;

(4) make loans to other persons, except the purchase of debt obligations which are permitted under its investment policy;

(5)      purchase securities on margin, or sell securities short;

(6) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1;

(7)      make itself or its assets liable for the indebtedness of others;

(8) issue senior securities, except for those investment procedures permissible under the Fund's other restrictions; or

(9) purchase any securities which would cause 25% or more of the Fund's total assets at the time of such purchase to be invested in any one industry.

The following are "non-fundamental" restrictions for UMB SCOUT SMALL CAP FUND, which may be changed by the Board of Trustees of the Fund without shareholder approval. The Fund will not:

(1) as to 75% of its total assets, purchase the securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities or securities of other investment companies), if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;

(2) invest in companies for the purpose of exercising control of management;

(3) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation;

(4) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time;

(5) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager or any of its partners, officers, or directors beneficially own more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of said company's securities own in the aggregate more than 5% of the outstanding securities of such company;

(6) invest in securities which are assessable or involve unlimited liability; or

(7) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation.

UMB SCOUT ENERGY FUND will not, as a matter of fundamental policy:

(1) as to 75% of its total assets, purchase the securities of any one issuer, except the United States Government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or
(b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;

(2)      engage in the purchase or sale of real estate or commodities;

(3)      underwrite the securities of other issuers;

(4) make loans to other persons, except by the purchase of debt obligations which are permitted under its policy (the purchase of a security subject to a repurchase agreement or the purchase of a portion of publicly distributed debt securities is not considered a loan);

(5)      purchase securities on margin, or sell securities short;

(6) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; or

(7) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

The following are "non-fundamental" restrictions for UMB SCOUT ENERGY FUND, which may be changed by the Board of Directors of the Fund without shareholder approval. The Fund will not:

(1) invest in companies for the purpose of exercising control of management;

(2) purchase shares of other investment companies except as permitted under the 1940 Act, or pursuant to a plan of merger or consolidation;

(3) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations;

(4) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time;

(5) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation;

(6) invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable;

(7) make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in a particular industry, except that it will invest more than 25% of its total assets in the technology sector. These restrictions do not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities.

UMB SCOUT KANSAS TAX-EXEMPT BOND FUND will not, as a matter of fundamental policy:

(1)      engage in the purchase or sale of real estate or commodities;

(2)      underwrite the securities of other issuers;

(3) make loans to other persons, except by the purchase of debt obligations which are permitted under its policy (the purchase of a security subject to a repurchase agreement or the purchase of a portion of publicly distributed debt securities is the making of a loan);

(4)      purchase securities on margin, or sell securities short;

(5) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1;

(6) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry, except for temporary defensive purposes. (This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; investments in certificates of deposit and banker's acceptances will not be considered investments in the banking industry; utility companies will be divided according to their services; financial service companies will be classified according to the end users of their services; and asset-backed securities will be classified according to the underlying assets securing such securities.); or

(7) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

The following are "non-fundamental" restrictions for UMB SCOUT KANSAS TAX-EXEMPT FUND, which can be changed by the Board of Directors of the Fund without shareholder approval. The Fund may not:

(1) invest in companies for the purpose of exercising control or management;

(2) purchase shares of other investment companies except as permitted under the 1940 Act, or pursuant to a plan of merger or consolidation;

(3) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations;

(4) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; or
(5) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation.

For purposes of the Fund's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Advisor on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

UMB SCOUT MONEY MARKET FUND will not, as a matter of fundamental policy:

(1)      invest in equity securities or securities convertible into equities;

(2) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, (a) more than 5% of either Portfolio's total assets (taken at current value) would be invested in the securities of such issuer, or (b) either Portfolio would hold more than 10% of any class of securities of such issuer (for this purpose, all debts and obligations of an issuer maturing in less than one year are treated as a single class of securities);

(3) borrow money in excess of 10% of either Portfolio's total assets taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes; the Fund will not borrow to increase income (leveraging) but only to facilitate redemption requests which might otherwise require untimely dispositions of Portfolio securities; the Fund will repay all borrowings before making additional investments, and interest paid on such borrowings will reduce net income;

(4) mortgage, pledge or hypothecate its assets except in an amount up to 15% (10% as long as the Fund's shares are registered for sale in certain states) of the value of its total assets but only to secure borrowings for temporary or emergency purposes;

(5)      issue senior securities, as defined in the 1940 Act;

(6)      underwrite securities issued by other persons;

(7) purchase or sell real estate, but this shall not prevent investment in obligations secured by real estate;

(8) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; the purchase of a security subject to a repurchase agreement is not considered making a loan;

(9)      purchase securities on margin or sell short;

(10) purchase or retain securities of an issuer if to the knowledge of the Fund's management and directors of the Fund, each of whom owns more than one-half of one percent (.5%) of such securities, together own more than five percent (5%) of the securities of such issuer;

(11)     purchase or sell commodities or commodity contracts;

(12) write, or invest in, put, call, straddle or spread options or invest in interests in oil, gas or other mineral exploration or development programs;

(13)     invest in companies for the purpose of exercising control;

(14) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;

(15) invest more than 5% of the value of either Portfolio's total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States Government or its agencies or instrumentalities; or

(16) purchase any securities which would cause more than 25% of the value of a Portfolio's total net assets at the time of such purchase to be invested in any one industry; provided, however, that the Prime Portfolio does not consider assets in certificates of deposit or bankers' acceptances of domestic branches of U.S. banks to be investments in a single industry.

There is no limitation with respect to investments in U.S. Treasury bills, or other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

UMB SCOUT TAX-FREE MONEY MARKET FUND will not, as a matter of fundamental policy:

(1)      invest in equity securities or securities convertible into equities;

(2) purchase more than ten percent (10%) of the outstanding publicly issued debt obligations of any issuer;

(3) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes (and not for the purpose of leveraging its investments), and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; the Fund will repay all borrowings before making additional investments;

(4)      pledge, mortgage or hypothecate its assets to an extent greater than ten percent (10%) of the value of its net assets;

(5)      issue senior securities, as defined in the 1940 Act;

(6)      underwrite any issue of securities;

(7) purchase or sell real estate, but this shall not prevent investment in municipal bonds secured by a real estate interest therein;

(8) make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed; the purchase of a security subject to a repurchase agreement is not considered making a loan;

(9)      purchase securities on margin or sell short;

(10) purchase or retain securities of an issuer if those directors of the Fund, each of whom owns more than one-half of one percent (.5%) of such securities, together own more than five percent (5%) of the securities of such issuer;

(11)     purchase or sell commodities or commodity contracts;

(12)     invest in, put, call, straddle or spread options;

(13) purchase securities of any issuer (except the United States Government, its agencies and instrumentalities, and any municipal bond guaranteed by the United States Government) if, as a result, more than 5% of the total assets would be invested in the securities of such issuer; for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security, and a government entity which guarantees the securities issued by another entity is also considered an issuer of that security;

(14)     invest in companies for the purpose of exercising control;

(15) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; or

(16) invest more than 5% of the value of its total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States Government or its agencies or instrumentalities.

UMB SCOUT WORLDWIDE SELECT FUND AND UMB SCOUT STOCK SELECT FUND will not, as a matter of fundamental policy:

(1) make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. In applying a Fund's fundamental policy concerning concentration, it is a matter of non-fundamental policy that investments in certain categories of companies will not be considered to be investments in a particular industry. For example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry;

(2) borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following information is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds. This description may be changed without shareholder approval to reflect legal or regulatory changes. A Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, a Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. The effect of this provision is to allow a fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing);

(3) underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act;

(4) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

(5) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities;

(6) make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, UMB SCOUT WORLDWIDE SELECT FUND AND UMB SCOUT STOCK SELECT FUND will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

(1) each Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities), or purchase more than 10% of the voting securities of any one issuer. A Fund may not change its classification from diversified to non-diversified without shareholder approval;

(2) each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, neither Fund may operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by
Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies;

(3) UMB Scout WorldWide Select Fund may purchase foreign currencies and/or forward foreign currency transactions, however, it may not engage in forward foreign currency exchange contracts for speculative purposes;

(4) each Fund may not invest more than 15% of its net assets in securities which they can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Funds are made by the Advisor for all UMB Scout Funds except UMB Scout Equity Index Fund. Decisions to buy and sell for UMB Scout Equity Index Fund are made by Northern Trust Quantitative Advisors, Inc., the sub-advisor for UMB Scout Equity Index Fund, subject to the Advisor's supervision. Officers of the Advisor or sub-advisor are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities.

The Advisor and sub-advisor, in purchasing and selling portfolio securities, will seek the best available execution of securities transactions consistent with the circumstances that exist at the time. The Advisor and sub-advisor do not intend to solicit competitive bids on each transaction.

There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Advisor evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing the Advisor and its clients. For transactions in equity securities and U.S. Government securities executed in the over-the- counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Advisor, better prices and executions are available elsewhere. Brokerage may also be allocated to dealers in consideration of the Fund's share distribution but only when execution and price are comparable to that offered by other brokers.

The Advisor, when effecting purchases and sales of portfolio securities for the Funds, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Funds or their Advisor or sub-advisor by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Advisor or sub-advisor may use research and services provided by brokers and dealers in servicing all its clients, including the Funds, and not all such services will be used by the Advisor in connection with the Funds. In accordance with the provisions of Section 28(e) of the 1934 Act, the Advisor may from time to-time receive services and products which serve both research and nonresearch functions. In such event, the Advisor makes a good faith determination of the anticipated research and nonresearch use of the product or service and allocates brokerage only with respect to the research component.

UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund expect that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased directly from the issuer or in the over-the-counter market from a principal market maker for the securities, unless it appears that a better combination of price and execution may be obtained elsewhere. Usually there will be no brokerage commission paid by these Funds for such purchases. Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on the circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

When the Advisor or sub-advisor in its fiduciary duty believes it to be in the best interests of the Funds' shareholders, a Fund may join with other clients of the Advisor or sub-advisor in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between a Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

As of June 30, 2001, UMB Stock Fund held 22,000 shares of Merrill Lynch & Co., Inc.($1,303,500) and UMB Stock Select Fund held 3,000 shares of Merrill Lynch & Co., Inc, ($177,750), a regular broker-dealer of the Advisor.

The following Funds paid brokerage commissions for the past three fiscal years ended June 30, 1999, 2000 and 2001:

                                       2001         2000           1999
UMB Scout Stock Fund                 $51,131      $104,106       $76,992
UMB Scout Stock Select Fund          $24,942      $10,669         $3,595
UMB Scout Equity Index Fund          $12,617       $6,311           -
UMB Scout Small Cap Fund             $85,020      $29,013        $16,271
UMB Scout WorldWide Fund             $111,704     $122,428       $95,255
UMB Scout WorldWide Select Fund      $19,302      $44,350         $5,025
UMB Scout Technology Fund            $11,583       $2,318           -
UMB Scout Balanced Fund               $5,358       $5,520        $12,558
UMB Scout Energy Fund                 $3,585        $698          $2,540


PORTFOLIO TURNOVER. The Funds do not intend to purchase securities solely for short-term trading; nor will securities be sold for the sole purpose of realizing gains. However, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Funds' Advisor believes to be a disparity in the normal yield relationship between the two securities. In addition, a security may be sold and another purchased when, in the opinion of management, a favorable yield spread exists between specific issues or different market sectors. With regard to UMB Scout Equity Index Fund, securities will be bought and sold in response to changes in the S&P 500(R) Index and cash flows. Short-term debt instruments with maturities of less than one year are excluded from the calculation of portfolio turnover.

There are no fixed limitations regarding portfolio turnover for either the equity or fixed income portions of any Fund. Although each Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in a Fund when, in the opinion of the Fund's Advisor, investment considerations warrant such action. As a result, while it is anticipated that the turnover rates for the equity portions of each Fund's portfolio generally will not exceed 100%, under certain market conditions, these portfolio turnover rates may exceed 100%. Increased portfolio turnover rates would cause a Fund to incur greater brokerage costs than would otherwise be the case and may result in the acceleration of capital gains which are taxable when distributed to shareholders. The Funds' current portfolio turnover rates may be found in the Annual Report of the Funds dated June 30, 2001.

UMB Scout Small Cap Fund, UMB Scout Technology Fund, UMB Balanced Fund and UMB Scout Energy Fund experienced significant increases in their portfolio turnover rates for the fiscal year ended June 30, 2001. UMB Scout Small Cap Fund's increased portfolio turnover rate was due, at least in part, to changes in the composition of its portfolio management team. In connection with the changes, the team implemented certain shifts in the approach to the management of the Fund that entailed selling a number of smaller positions and adding to existing positions, with a particular focus on increasing the holdings that the Advisor expected could perform better during the market downturn. UMB Scout Technology Fund experienced a significant increase in its portfolio turnover rate because UMB Scout Technology Fund commenced operations on May 1, 2000 and grew quickly. As a result of the cash inflow, there were more purchases than sales for the fiscal year ended June 30, 2001. It is anticipated that the portfolio turnover rate for the Fund will be at least 100% annually. The portfolio turnover rate for UMB

Scout Energy Fund increased significantly for the fiscal year ended June 30, 2001 as a result of shifts in the portfolio among fixed income and equity securities, as well as cash reserves, in the face of the slowing economy. The portfolio turnover rate for UMB Scout Balanced Fund increased significantly for the fiscal year ended June 30, 2001 due to a change in the lead manager of UMB Balanced Fund and a subsequent repositioning of the portfolio. Market volatility also played a role in the portfolio turnover rate, requiring more active management of UMB Scout Balanced Fund.

                              PERFORMANCE MEASURES

From time to time, each of the Funds may advertise its performance in various ways, as summarized below.

YIELD OF UMB SCOUT MONEY MARKET FUND AND UMB SCOUT TAX-FREE MONEY MARKET FUND

Each Portfolio of UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund may quote their yields in advertisements, shareholder reports or other communications to shareholders. Yield information is generally available by calling the Funds toll free 1-800-996-2862.

The current annualized yield for each Portfolio of UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund is computed using the following equation:

                  Effective Yield = [(Base period Return +1)365/7] - 1]

For the seven-day period ended June 30, 2001:

                                 Current Annualized           Compound        Average Portfolio
                                        Yield             Effective Yield          Maturity
UMB Scout Money Market                  3.43%                    3.49%             47 days
Fund - Federal Portfolio
UMB Scout Money Market                  3.40%                    3.46%             37 days
Fund - Prime Portfolio
UMB Scout Tax-Free Money                2.04%                    2.06%             14 days
Market Fund


TAX EQUIVALENT YIELD OF UMB SCOUT KANSAS TAX-EXEMPT BOND FUND

For UMB Scout Kansas Tax-Exempt Bond Fund, the tax-equivalent yield is based on the current double tax-exempt yield and your combined federal and state marginal tax rate. Assuming that all of UMB Scout Kansas Tax-Exempt Bond Fund's dividends are tax-exempt in Kansas (which may not always be the case) and that your Kansas taxes are fully deductible for federal income tax purposes, you can calculate your tax-equivalent yield for UMB Scout Kansas Tax-Exempt Bond Fund using the following equation:

                          Fund's Double Tax-Free Yield
               -------------------------------------------------
 (100% - Federal Tax Rate)(100% - Kansas Tax Rate) = Your Tax-Equivalent Yield

TOTAL RETURN

UMB Scout Stock Fund, UMB Scout Stock Select Fund, UMB Scout Equity Index Fund, UMB Scout Small Cap Fund, UMB Scout WorldWide Fund, UMB Scout WorldWide Select Fund, UMB Scout Technology Fund, UMB Scout Energy Fund, UMB Scout Balanced Fund, UMB Scout Bond Fund and UMB Scout Kansas Tax-Exempt Bond Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of a Fund's shares and assume that any income dividends and/or capital gains distributions made by a Fund during the period were reinvested in shares of a Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of a Fund's operations, or on a year-by-year basis).

The Funds' "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

         P(1+T)n          =   ERV

         Where:     P     =   a hypothetical initial payment of $1000
                    T     =   average annual total return
                    n     =   number of years
                    ERV   =   Ending Redeemable Value of a hypothetical $1000
                              payment made at the beginning of the 1, 5 or 10
                              years (or other) periods at the end of the 1, 5 or
                              10 years (or other) periods (or fractional
                              portions thereof).


The table below shows the average annual total return for each of the Funds for the specified periods:


                  Equity  Stock  Small Cap  WorldWide   Tech-  Energy  Balanced  Bond     Kansas     WorldWide   Stock
                  Index    Fund     Fund      Fund     nology    Fund     Fund    Fund  Tax-Exempt  Select Fund  Select
                   Fund                                  Fund                            Bond Fund                Fund
                  -------------------------------------------------------------------------------------------------------
For the           -15.20  -9.05    33.77     -14.92     -56.55   4.64     4.45    9.94     7.59        -17.27     -9.79
one year
7/1/00-6/30/01
For the             N/A    7.37    10.91      11.36      N/A     N/A      3.90    6.15      N/A         N/A        N/A
five
years
7/1/96-6/30/01
For the             N/A    9.28     9.91       N/A       N/A     N/A      N/A     6.38      N/A         N/A        N/A
ten years
7/1/91-6/30/01
From              -13.02  10.91     7.80      11.49     -50.70   1.55     4.10    7.72     4.08        -0.15      -6.09
start of
operations
to
6/30/01*

----------------------
* UMB Scout WorldWide Fund commenced operation on September 14, 1993; UMB Scout Balanced Fund commenced operation on December 6, 1995; UMB Scout Energy Fund and UMB Scout Kansas Tax-Exempt Bond Fund commenced operation on February 23, 1998; UMB Scout WorldWide Select Fund commenced operations on May 17, 1999; UMB Scout Stock Select Fund commenced operations on May 17, 1999; UMB Scout Equity Index Fund and UMB Scout Technology Fund commenced operation on May 1, 2000.


PERFORMANCE COMPARISONS. In advertisements or in reports to shareholders, the Funds may compare their performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, UMB Scout Equity Index Fund, UMB Scout Stock Fund, UMB Scout Small Cap Fund, UMB Scout WorldWide Fund, UMB Scout Technology Fund, UMB Scout Energy Fund, UMB Scout Bond Fund, UMB Scout Balanced Fund, UMB Scout Kansas Tax-Exempt Bond Fund, UMB Scout WorldWide Select Fund and UMB Scout Stock Select Fund may compare their performance to rankings prepared by Lipper Analytical

Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. UMB Scout Equity Index Fund, UMB Scout Stock Fund, UMB Scout WorldWide Fund, UMB Scout Technology Fund, UMB Scout Energy Fund, UMB Scout Balanced Fund, UMB Scout WorldWide Select Fund, UMB Scout Stock Select Fund, and UMB Scout Small Cap Fund may also compare its performance to the S&P 500(R) Index, an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, or the Consumer Price Index. UMB Scout Bond Fund may compare its performance to the Shearson/Lehman Government/Corporate Index, an unmanaged index of government and corporate bonds.

Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications including, but not limited to: Kiplinger's Personal Finance Magazine, Business Week, Morningstar Mutual Funds, Investor's Business Daily, Smart Money, Money Central Investors, Institutional Investor, The Wall Street Journal, New York Times, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune and Barron's Financial World, U.S News & World Report, USA Today, Bloomberg's Personal Finance, Income & Safety, The Mutual Fund Letter, United Mutual Fund Selector, No-Loan Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Donoghue's Mutual Fund Almanac, Bank Rate Monitor, Consumer Reports, Northwestern Financial Review, Donoghue's Money Fund Report, sageonline.com and morningstar.com may also be used in comparing performance of the Funds. Performance comparisons should not be considered as representative of the future performance of the Funds.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

The net asset value per share of each Fund is computed once daily, as described in the Prospectus, on each day that the Fund is open for business, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by a Fund. The Funds are normally open for business on the same days when the New York Stock Exchange is open for unrestricted trading. The Funds are closed on weekends and/or the following holidays:

            New Year's Day                     January 1
            Martin Luther King, Jr. Day        Third Monday in January
            Presidents' Holiday                Third Monday in February
            Good Friday                        Friday before Easter
            Memorial Day                       Last Monday in May
            Independence Day                   July 4
            Labor Day                          First Monday in September
            Columbus Day*                      Second Monday in October
            Veterans' Day*                     November 11
            Thanksgiving Day                   Fourth Thursday in November
            Christmas Day                      December 25

            *Money Market and Tax-Free Money Market Funds only.

If any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday, and when any holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.

In connection with the determination of the Funds' net asset values, securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the closing bid prices. Options written or purchased by UMB Scout Kansas Tax-Exempt Bond Fund are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by the Funds' Advisor. Any modification of the price of a debt security furnished by a pricing service is made pursuant to procedures adopted by the Funds' Board of Directors/Trustees. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Advisor under the supervision of the Board of Directors/Trustees.

With respect to UMB Scout Money Market and UMB Scout Tax-Free Money Market Funds, shares redeemed will be entitled to receive all dividends declared through the day preceding the date of redemption. If you redeem all of the shares in your account, your redemption check will include all dividends. If you redeem less than all of the shares in your account, in addition to the share redemption check, a separate check representing all dividends declared but unpaid on the shares redeemed will be distributed on the next dividend payment date. Any amount due you in your declared but unpaid dividend account cannot be redeemed by draft.

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by a Fund under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or
(b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Funds of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Funds to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds' shareholders.

UMB Scout Equity Index Fund, UMB Scout Stock Fund, UMB Scout Small Cap Fund, UMB Scout Energy Fund, UMB Scout Bond Fund, UMB Scout Money Market Fund, UMB Scout Tax-Free Money Market Fund, UMB Scout WorldWide Fund, UMB Scout Technology Fund, UMB Scout Balanced Fund, UMB Scout WorldWide Select Fund and UMB Scout Stock Select Fund have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which these Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determining Your Share Price" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

UMB Scout Kansas Tax-Exempt Bond Fund may satisfy redemption requests by distributing securities in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determining Your Share Price" in the prospectus and such valuation will be made as of the same time the redemption price is determined.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS OF NET INVESTMENT INCOME. In general, the Funds receive income in the form of dividends or interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to investors. Any distributions by a Fund from such income will be taxable to investors as ordinary income, whether the investors take them in cash or in additional shares.

By meeting certain requirements of the Internal Revenue Code, UMB Scout Kansas Tax-Exempt Bond Fund and UMB Scout Tax-Free Money Market Fund have qualified and continue to qualify to pay exempt-interest dividends. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also will be exempt from such state's personal income taxes. A state generally does not grant tax-free treatment to interest on state and municipal securities of other states.

UMB Scout Kansas Tax-Exempt Bond Fund and UMB Scout Tax-Free Money Market Fund may earn taxable income on any temporary investments, on the discount from stripped obligations or their coupons, on income from securities loans or other taxable transactions, or on ordinary income derived from the sale of market discount bonds. Any Fund distributions from such income will be taxable as ordinary income, whether received by investors in cash or in additional shares.

UMB Scout Money Market Fund (Federal and Prime Portfolios) and UMB Scout Tax-Free Money Market Fund declare dividends for each day that their net asset value is calculated. These dividends will equal all of the daily net income payable to shareholders of record as of the close of business the preceding day. The daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a constant net asset value per share), less the estimated expenses of the Funds.

DISTRIBUTIONS OF CAPITAL GAINS. In general, the Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be distributed and taxed as ordinary income. Distributions from net long-term capital gains will be taxable as long-term capital gain, regardless of how long the Fund shares have been held. Any net capital gains realized by a Fund generally will be distributed once each year, in December, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on a Fund. Because UMB Scout Money Market Fund (Federal and Prime Portfolios) and UMB Scout Tax-Free Money Market Fund are money market funds, they do not anticipate realizing any long-term capital gains.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized by a Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable as ordinary dividends, and any losses will reduce a Fund's ordinary income otherwise available for distribution. This treatment could increase or reduce a Fund's ordinary income distributions, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

The Funds may be subject to foreign withholding taxes on income from certain of their foreign securities. If more than 50% of a Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, a Fund may elect to pass-through each investor's pro rata share of foreign taxes paid by a Fund. If this election is made, the year-end statement investors receive from the Fund will show more taxable income than was actually distributed. However, investors will be entitled to either deduct their share of such taxes in computing their taxable income or (subject to limitations) claim a foreign tax credit for such taxes against their U.S. federal income tax. The Fund will provide investors with the information necessary to complete their individual income tax returns if it makes this election. These in turn could reduce ordinary income distributions to the shareholders.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. The Funds will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Internal Revenue Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different UMB Scout Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Beginning after the year 2005 (2000 for certain shareholders), gain on a sale or redemption of Fund shares held for more than five years may be subject to a reduced rate of tax. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

As to UMB Scout Kansas Tax-Exempt Bond Fund and UMB Scout Tax-Free Money Market Fund, any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to investors with respect to his or her fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the investor by the Fund on those shares.

As to UMB Scout Money Market Fund (Federal and Prime Portfolios) and UMB Scout Tax-Free Money Market Fund, because these Funds seek to maintain a constant $1.00 per share net asset value, investors should not expect to realize a capital gain or loss upon redemption or exchange of Fund shares.

U.S. GOVERNMENT OBLIGATIONS. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. If you are a corporate shareholder, you should note that dividends paid by the following funds for the most recent fiscal year qualified for the dividends-received deduction as set forth below:

            UMB Scout Stock Fund                           100%
            UMB Scout Stock Select Fund                    95.10%
            UMB Scout Equity Index Fund                    100%
            UMB Scout Small Cap Fund                       16.59%
            UMB Scout WorldWide Fund                       2.15 %
            UMB Scout WorldWide Select Fund                2.84%
            UMB Scout Technology Fund                      0%
            UMB Scout Energy Fund                          24.41%
            UMB Scout Balanced Fund                        5.03%



In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by such Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Because the income of UMB Scout Bond Fund, UMB Scout Kansas Tax-Exempt Bond Fund, UMB Scout Money Market Fund (Federal and Prime Portfolios) and UMB Scout Tax-Free Money Market Fund consists of interest rather than dividends, no portion of their distributions will generally be eligible for the dividends-received deduction. None of the dividends paid by the Funds for the most recent calendar year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

INVESTMENT IN COMPLEX SECURITIES. The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

                        MANAGEMENT AND INVESTMENT ADVISOR

Pursuant to Management Agreements, each Fund employs at its own expense Scout Investment Advisors, Inc. as its manager and investment advisor. The Advisor provides professional portfolio managers who make all decisions concerning the investment and reinvestment of the assets of the Funds in accordance with each Fund's stated investment objective and policies. The Advisor either provides or pays the cost of all management, supervisory and administrative services required in the normal operations of the Funds.

As a part of UMB Scout Equity Index Fund's Management Agreement, the Advisor employs at its own expense Northern Trust Quantitative Advisors, Inc. ("Northern Trust"), an Illinois state-chartered trust company, as sub-advisor to provide the day-to-day investment advisory services for the Fund. The Advisor has agreed to pay Northern Trust a fee of 8/100 of one percent (0.08%) of the average daily net assets, for its services. Northern Trust agrees to provide UMB Scout Equity Index Fund investment management services on a daily basis.

The annual fee charged by the Advisor to each Fund covers all normal operating costs of the Fund. The annual fee is equal to the following percentage of each Fund's average net assets:

                                        AVERAGE NET ASSETS
UMB Scout Stock Fund                            .85%
UMB Scout Stock Select Fund                     .85%

UMB Scout Equity Index Fund*                    .40%
UMB Scout Small Cap Fund                        .85%
UMB Scout WorldWide Fund                       1.10%
UMB Scout WorldWide Select Fund                1.10%
UMB Scout Technology Fund*                     1.50%
UMB Scout Energy Fund                           .85%
UMB Scout Balanced Fund                         .85%
UMB Scout Bond Fund                             .85%
UMB Scout Kansas Tax-Exempt Bond Fund           .50%
UMB Scout Money Market Fund                     .50%
UMB Scout Tax-Free Money Market Fund            .50%

*UMB Scout Equity Index Fund and UMB Scout Technology Fund have entered into an annual fee waiver contractual agreement whereby the Funds agree to limit total fees to 0.30% and 1.10% respectively, through October 31, 2002. This agreement must be approved annually by the Funds' Directors/Trustees to remain effective.

The aggregate management fees paid to the Advisor by each Fund during the three most recent fiscal years ended June 30 were:

                                                       2001             2000                1999
                                                       ----             ----                ----
UMB Scout Stock Fund                             $1,119,095       $1,408,111          $1,553,871
UMB Scout Stock Select Fund (5/17/99)              $112,929          $53,002                $981
UMB Scout Equity Index Fund (5/01/00)               $56,656           $4,867                   -
UMB Scout Small Cap Fund                           $259,830         $311,030            $374,733
UMB Scout WorldWide Fund                         $3,341,901       $2,235,686            $991,992
UMB Scout WorldWide Select Fund (5/17/99)          $410,311         $145,971              $1,504
UMB Scout Technology Fund (5/01/00)                 $90,530           $5,416                   -
UMB Scout Energy Fund                               $10,259           $8,839              $6,331
UMB Scout Balanced Fund                             $15,931          $35,536             $56,502
UMB Scout Bond Fund                                $557,654         $577,715            $660,955
UMB Scout Kansas Tax-Exempt Bond Fund               $33,899          $36,705             $37,146
UMB Scout Money Market Fund                      $5,915,755       $5,140,056          $4,907,229
UMB Scout Tax-Free Money Market Fund               $677,145         $657,081            $783,821


                             OFFICERS AND DIRECTORS

The officers of the Funds manage their day-to-day operations. The Funds' officers, as well as the Funds' Advisor, are subject to the direct supervision and control of the Board of Directors or Trustees. Under the applicable laws of Maryland and Delaware, Directors and Trustees owe a fiduciary duty to the shareholders of the Fund.

The following is a list of the senior officers and Directors/Trustees of the Funds and their ages and business experience for the past five years. Unless noted otherwise, the address of each officer and director is 1010 Grand Boulevard, Kansas City, Missouri 64106.

WILLIAM C. TEMPEL* (63), CHAIRMAN OF THE BOARD, PRESIDENT AND DIRECTOR/TRUSTEE. Vice Chairman, UMB Financial Corporation; Chairman & President, UMB Scout Funds; Director, UMB Trust Company of South Dakota; Divisional Executive Vice President
- Trust Services Group, UMB Bank (1997-2001); Chairman, President and CEO UMB Bank Kansas (subsequently merged into UMB Bank, n.a.) (1993-2001).

WILLIAM B. GREINER* (47), DIRECTOR/TRUSTEE. Director and Chairman of Scout Investment Advisors, Inc.. Chief Investment Officer, UMB Bank, n.a. since 1999. Prior to 1999, Portfolio Manager, Northern Trust Company, Chicago, Illinois.

WILLIAM E. HOFFMAN, D.D.S. (63), DIRECTOR/TRUSTEE Director of each of the investment companies within the UMB Scout Funds group; Orthodontist, 3700 West 83rd Street, Suite 206, Prairie Village, Kansas 66208.

ERIC T. JAGER (58), DIRECTOR/TRUSTEE. Director of each of the investment companies within the UMB Scout Funds group; President, Windcrest Investment Management, Inc.; Director, Bartlett Futures, Inc., Nygaard Corporation, 4800 Main Street, Suite 600, Kansas City, Missouri 64112.

STEPHEN F. ROSE (53), DIRECTOR/TRUSTEE. Director of each of the investment companies within the UMB Scout Funds group; President, Sun Publications, Inc., 7373 W. 107th Street, Overland Park, Kansas 66212.

STUART WIEN (78), DIRECTOR/TRUSTEE. Director of each of the investment companies within the UMB Scout Funds group; Retired, 4589 West 124th Place, Leawood, Kansas 66209, formerly Chairman of the Board, Milgram Food Stores, Inc.

MARY M. TENWINKEL (53), VICE PRESIDENT SINCE 2001. Senior Vice President, Sunstone Financial Group, Inc., 803 West Michigan Street, Milwaukee, Wisconsin 53233.

BARBARA J. DEMMER (44), TREASURER AND SECRETARY SINCE 2001. Administrative Services Manager, Sunstone Financial Group, Inc. (1999-present), 803 West Michigan Street, Milwaukee, WI 53233. Prior to 1999, Senior Vice President and Controller, AMCORE Investment Group, N.A.

-----------------------------
*Mr. Tempel and Mr. Greiner are each considered to be an "interested person" of the Funds under the 1940 Act, due to their employment by UMB Bank, n.a., parent company of the Advisor. Mr. Tempel and Mr. Greiner are Directors or Trustees of all of the UMB Scout Funds except for UMB Scout Bond Fund, Inc., UMB Scout Stock Fund, Inc., UMB Scout Money Market Fund, Inc. and UMB Scout Tax-Free Fund, Inc.

COMPENSATION OF OFFICERS, DIRECTORS AND TRUSTEES. The Funds do not directly compensate any Directors/Trustees or officers for their normal duties and services. The fees of the independent directors (as well as travel and other expenses related to the Board meetings) are paid by the Advisor pursuant to the provisions of the Fund's Management Agreement.

The Audit Committee of each Board within the UMB Scout Funds is composed of Messrs. Hoffman, Jager, Rose and Wien.

The officers and Directors/Trustees of the UMB Scout Funds as a group own less than 1% of each of the UMB Scout Funds.


                               COMPENSATION TABLE

Name of Director/Trustee        Aggregate        Pension or Retirement     Estimated Annual      Total Compensation
                            Compensation From     Benefits Accrued As        Benefits Upon       From All UMB Scout
                                All Funds        Part of Fund Expenses        Retirement            Funds Paid to
                                                                                                     Directors**
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
William C. Tempel*                 --                      --                     --                     --
William B. Greiner*                --                      --                     --                     --
William E. Hoffman               $8,500                    --                     --                   $8,500
Eric T. Jager                    $8,500                    --                     --                   $8,500
Stephen F. Rose                  $8,500                    --                     --                   $8,500

Stuart Wien                      $8,500                    --                     --                   $8,500

* As "interested directors," Mr. Tempel and Mr. Greiner received no compensation for their services as Directors/Trustees.


** The amounts reported in this column reflect the total compensation paid to each Director/Trustee for his services as a Director/Trustee of each of the UMB Scout Funds during the fiscal year ended June 30, 2001. Directors' fees are paid by the Funds' manager and not by the Funds themselves.

                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES

Control persons are persons deemed to control a Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of a Fund's outstanding equity securities. As of September 30, 2001, the Funds were aware that the following persons or entities owned a controlling interest or owned of record 5% or more of the outstanding shares of each of the Funds.

                              UMB SCOUT STOCK FUND
UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 71.42%.

                           UMB SCOUT STOCK SELECT FUND

UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 96.74%.

                           UMB SCOUT EQUITY INDEX FUND

UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 97.15%.

                            UMB SCOUT SMALL CAP FUND

UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 81.45%.

                            UMB SCOUT WORLDWIDE FUND

Charles Schwab & Co., Inc.*, 101 Montgomery Street, San Francisco, California 94104, 63.99%; UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 18.63%.

                         UMB SCOUT WORLDWIDE SELECT FUND

UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 94.72%.

                            UMB SCOUT TECHNOLOGY FUND

UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 97.63%.

                              UMB SCOUT ENERGY FUND

UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 86.17%; UMB Financial Corporation 1010 Grand Boulevard, Kansas City, Missouri 64106 7.34%.

                             UMB SCOUT BALANCED FUND

UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 26.90%; John Collins SEP IRA, 8318 Outlook Lance, Shawnee Mission, Kansas 66207, 17.75%.

                               UMB SCOUT BOND FUND

UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 76.06%.

                      UMB SCOUT KANSAS TAX-EXEMPT BOND FUND

UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 89.24%.

                           UMB SCOUT MONEY MARKET FUND

FEDERAL PORTFOLIO: UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 80.50%; National Financial Services Corp.*, Church Street Station, New York, New York, 10008, 15.27%.

PRIME PORTFOLIO: UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 79.54%; National Financial Services Corp.*, Church Street Station, New York, New York, 10008, 16.47%.

                      UMB SCOUT TAX-FREE MONEY MARKET FUND

UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 87.44%; National Financial Services Corp.*, Church Street Station, New York, New York, 10008, 9.06%.

         * Shareholder of record, not beneficial owner.

                      SUB-ADMINISTRATOR AND FUND ACCOUNTANT

Sunstone Financial Group, Inc., 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233 ("Sunstone") has agreed to provide various sub-administrative and fund accounting services to the Funds under a Sub-Administration and Fund Accounting Agreement dated May 19, 2001 between Sunstone and the Funds' Advisor (the "Administration Agreement"). Sunstone's services include, but are not limited to, the following: calculating daily net asset values for the Funds; overseeing the Funds' custodian; assisting in preparing and filing all federal income and excise tax filings (other than those to be made by the Funds' custodian); overseeing the Funds' fidelity insurance relationships; participating in the preparation of the Funds' registration statements; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Funds' expenses; monitoring the Funds' status as a regulated investment company under Subchapter M of the Internal Revenue Code; monitoring compliance with the Funds' investment policies and restrictions and generally assisting the Funds' administrative operations.

Sunstone, at its own expense, and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment, supplies, and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. The Administration Agreement will remain in effect until May 19, 2002 (the "Initial Term") and thereafter for successive annual periods. After the Initial Term, the Administration Agreement may be terminated on not less than 60 days' notice, without the payment of any penalty, by the Advisor or by Sunstone. Under the Administration Agreement, Sunstone is not liable for any loss suffered by the Advisor or a Fund or its shareholders in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Sunstone in the performance of its duties or reckless disregard of its obligations and duties. In the Administration Agreement it is also provided that Sunstone may provide similar services to others, including other investment companies.

For the foregoing, Sunstone receives a fee from the Advisor on the value of each Fund computed daily and payable monthly, at the annual rate of 0.09% of its average daily net assets, plus out-of-pocket expenses.

                                   DISTRIBUTOR

Under a Distribution Agreement with each Fund dated May 19, 2001, Sunstone Distribution Services, LLC, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233 (the "Distributor") acts as distributor for the Funds and acts as exclusive agent for the Funds in selling their shares to the public. The Distributor is an affiliate of the Advisor. The Distributor shall offer shares of the Funds on a continuous basis and may engage in advertising and solicitation activities in connection therewith. The Distributor is not obligated to sell any certain number of shares of the Funds, and does not receive any fee or other compensation under its Distribution Agreements with the Funds. Instead, it is compensated by the Advisor for other services provided to the Funds.

Each Distribution Agreement continues in effect until May 19, 2002, and will continue automatically for successive annual periods ending each May 19, if continued at least annually by the Funds' Boards of Directors or Trustees (the "Directors"), including a majority of those Directors who are not parties to such Agreements or interested persons of any such party. They terminate automatically if assigned by either party or upon 60 days' written notice by either party to the other.

                                 TRANSFER AGENT

The Advisor employs Sunstone, at its own expense, to provide transfer agency and dividend payment services to the Funds, including the maintenance of a shareholder accounting and transfer agency system, and such other items as are incidental to corporate administration. Sunstone is located at 803 West Michigan Street, Milwaukee, Wisconsin 53233. Sunstone is compensated on a per-account basis, plus out-of-pocket expenses.


                                    CUSTODIAN

The Funds' assets are held for safekeeping by an independent custodian, UMB Bank, n.a. This means the bank, rather than the Funds, has possession of the Funds' cash and securities. As directed by the Funds' officers and portfolio managers, the bank delivers cash to those who have sold securities to the Funds in return for such securities, and to those who have purchased portfolio securities from the Funds, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Funds and holds this for payment to shareholders after deduction of the Funds' expenses. UMB Bank, n.a. is located at 1010 Grand Boulevard, Kansas City, Missouri, 64141, and is the sole shareholder of the Advisor. For the foregoing, UMB Bank, n.a. receives a fee from the Advisor on the value of each Fund computed daily and payable monthly, at the annual rate of 0.05% of its average daily net assets.

                              INDEPENDENT AUDITORS

The Funds' financial statements are audited annually by independent auditors approved by the Directors/Trustees each year, and in years in which an annual meeting is held the directors may submit their selection of independent auditors to the shareholders for ratification. BKD, LLP, Twelve Wyandotte Plaza, 120 West 12th Street, Suite 1200, Kansas City, Missouri 64105, is the Funds' present independent auditor.

                                  FUND COUNSEL

Stradley, Ronon, Stevens & Young, LLP, with offices at 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as counsel to the Funds.

                         GENERAL INFORMATION AND HISTORY

UMB Scout Stock Fund, Inc. which consists of two separate series -- UMB Scout Stock Fund series and UMB Scout Stock Select Fund series -- was incorporated in Maryland on July 29, 1982 and has a present authorized capitalization of 30,000,000 shares of common stock, par value $1.00 per share. UMB Scout Bond Fund, Inc. was incorporated in Maryland on July 29, 1982, and has a present authorized capitalization of 10,000,000 shares of $1 par value common stock. UMB Scout Balanced Fund, Inc., which was incorporated in Maryland on July 13, 1995, has a present authorized capitalization of 10,000,000 shares of $1 par value common stock. UMB

Scout Kansas Tax-Exempt Bond Fund, Inc. which was incorporated in Maryland on October 16, 1997, has a present authorized capitalization of 10,000,000 shares of $1 par value common stock. UMB Scout Tax-Free Money Market Fund, Inc., which was incorporated in Maryland on July 29, 1982, has a present authorized capitalization of 1,000,000,000 shares of $.01 par value common stock. UMB Scout WorldWide Fund, Inc., which consists of two separate series -- UMB Scout WorldWide Fund series and UMB Scout WorldWide Select Fund series -- was incorporated in the State of Maryland on January 7, 1993 and has a present authorized capitalization of 40,000,000 shares of common stock, par value $1.00 per share.

All of the above Funds issue a single class of shares which all have like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund, and
(2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Funds will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights. The Funds may issue additional series of stock with the approval of the Fund's Board of Directors/Trustees.

UMB Scout Money Market Fund, Inc., which was incorporated in Maryland on June 23, 1982, has a present authorized capitalization of 2,250,000,000 shares of $.01 par value common stock. 750,000,000 shares are presently reserved for issuance to shareholders invested in the Federal Portfolio and 1,500,000,000 shares are reserved for the Prime Portfolio shareholders. Each full and fractional share, when issued and outstanding; has: (1) equal voting rights with respect to matters which affect the Fund in general and with respect to matters relating solely to the interests of the Portfolio for which issued, and (2) equal dividend, distribution and redemption rights to the assets of the Portfolio for which issued and to general assets, if any, of the Fund which are not specifically allocated to a particular Portfolio. Shares when issued are fully paid and non-assessable. Except for the priority of each share in the assets of its Portfolio, the Fund will not issue any class of securities senior to any other class. Shareholders do not have pre-emptive or conversion rights. The Fund may issue additional series of stock with the approval of the Fund's Board of Directors.

The Maryland General Corporation Law permits registered investment companies, such as the Funds, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. As a result the Funds do not intend to hold annual meetings. The Funds have adopted the appropriate provisions in their By-Laws and will not hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of any investment advisory agreement; (3) ratification of the selection of independent public accountants; and (4) approval of a distribution plan. Under Maryland law, a special meeting of stockholders of the Funds must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting.

UMB Scout Funds (the "Trust") which consists of four separate series, was organized as a business trust in Delaware on January 27, 2000. UMB Scout Equity Index Fund series and UMB Scout Technology Fund series were created as of January 27, 2000. UMB Scout Energy Fund series was created on January 24, 2001 to become the successor to UMB Scout Capital Preservation Fund, Inc., and UMB Scout Capital Preservation Fund, Inc. was subsequently reorganized into UMB Scout Energy Fund on July 1, 2001. UMB Scout Small Cap Fund series was created on January 24, 2001 to become the successor to UMB Scout Regional Fund, Inc., and UMB Scout Regional Fund, Inc. was subsequently reorganized into UMB Scout Small Cap Fund on July 1, 2001. Each series represents interests in a separate portfolio of investments and is subject to separate liabilities. Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the Trustees. The beneficial interest of each series is divided into an unlimited number of shares, with no par value. Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will generally not be issued. The Trust does not intend to hold regular annual shareholder meetings. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series. If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares and may create multiple classes of shares of each series, which may differ from each other as to expenses and dividends.

NON-CUMULATIVE VOTING. All of the Funds' shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

Each of the Funds is authorized to use the words "UMB" and "Scout" in its name, and may use the Scout design, so long as Scout Investment Advisors, Inc. continues as its manager.

CODE OF ETHICS. Each Fund, its Advisor, sub-advisor (if applicable) and distributor have each adopted a code of ethics, to the extent required by federal securities laws. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain general restrictions and procedures.

                         FIXED INCOME SECURITIES RATINGS

STANDARD & POOR'S CORPORATION (S&P(R)):

         AAA - HIGHEST GRADE. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

         AA - HIGH GRADE. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

         A - UPPER-MEDIUM GRADE. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

         BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

         Aaa - BEST QUALITY. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - HIGH QUALITY BY ALL STANDARDS. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

         A - UPPER-MEDIUM GRADE. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier I indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


FITCH INVESTORS SERVICE:

Debt instruments rated "AAA," "AA," "A," "BBB" are considered to be investment grade.

         AAA Highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA+, AA OR AA- Investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA".

         A+, A OR A- Investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB+, BBB OR BBB- Investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         BB+, BB OR BB- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         B+, B OR B- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC+, CCC OR CCC- Bonds have certain identifiable characteristics which if not remedied may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C Bonds are in imminent default of payment of interest or principal.

         DDD, DD OR D Bonds are in default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds. "D" represents the lowest potential for recovery.

         NR Indicated that Fitch does not rate the specific issue.


                 DESCRIPTION OF TAXABLE COMMERCIAL PAPER RATINGS

MOODY'S - Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

         PRIME - 1 HIGHEST QUALITY
         PRIME - 2 HIGHER QUALITY
         PRIME - 3 HIGH QUALITY

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1) evaluation of the management of the issuer;
(2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;
(3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity;
(5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years;
(7) financial strength of a parent company and relationships which exist with the issuer; and
(8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P(R) - Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

         "A" - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

         "A-1" - This designation indicates that the degree of safety regarding timely payment is very strong.

         "A-2" - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming.

         "A-3" - Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         "B" - Issues rated "B" are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

         "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

         "D" - This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

FITCH:

         F1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for payment.

         FL Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than "F1+."

         F2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F I +" and "F I".

         F3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance of timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         FS Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         D Default. Issues assigned this rating have characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         LOC The symbol LOC indicated that the rating is based upon a letter of credit default issued by a commercial bank.


                          MUNICIPAL SECURITIES RATINGS

The ratings of bonds by Moody's and Standard and Poor's Corporation represent their opinions of quality of the municipal bonds they undertake to rate. These ratings are general and are not absolute standards. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

Both Moody's and S&P(R)'s Municipal Bond Ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P(R)'s judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, federal or state guaranty, or the automatic withholding and use of state aid to pay the defaulted debt service.

S&P(R) RATINGS:

AAA PRIME - These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

         GENERAL OBLIGATION BONDS - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

         REVENUE BONDS - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service, reserve requirements) are rigorous. There is evidence of superior management.

AA - HIGH GRADE - The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated "AA" have the second strongest capacity for payment of debt service.

A - GOOD GRADE - Principal and interest payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:

         GENERAL OBLIGATION BONDS - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

         REVENUE BONDS - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

MOODY'S RATINGS OF MUNICIPAL BONDS:

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

MOODY'S RATINGS OF MUNICIPAL NOTES:

         MIG 1: The best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad based access to the market for refinancing, or both.

         MIG 2: High quality, with margins of protection ample, although not so large as in the preceding group.

         MIG 3: Favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

                                     PART B


                 UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
                  UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
                      UMB SCOUT TAX-FREE MONEY MARKET FUND





                       STATEMENT OF ADDITIONAL INFORMATION


                                October 31, 2001



This Statement of Additional Information (SAI) is not a Prospectus but should be read in conjunction with the Funds' current Prospectus dated October 31, 2001. To obtain the Prospectus or any Annual or Semi-Annual Report to shareholders, please call the Funds toll-free at 1-800-996-2862.

The following financial statements are incorporated into this SAI by reference to the Annual Report of the various UMB Scout Funds (File Nos. 811-3556; 811-3528) as filed with the Securities and Exchange Commission on September 4, 2001:

         1.   Statements of Net Assets for the Year Ended June 30, 2001
         2.   Statements of Assets and Liabilities for the Year Ended June 30,
              2001
         3.   Statements of Operations for the Year Ended June 30, 2001
         4. Statements of Changes in Net Assets for the Years Ended June 30, 2001 and June 30, 2000
         5.   Financial Highlights
         6.   Notes to Financial Statements
         7.   Independent Accountants' Report










"UMB" and "Scout" are registered service marks of UMB Financial Corporation.

                                TABLE OF CONTENTS



                                                                                                         Page
Introduction..............................................................................................3
Investment Policies.......................................................................................3
       Ability to Change Investment Policies (Each Fund)..................................................3
       Diversification (Each Fund)........................................................................3
       UMB Scout Money Market Fund........................................................................31
       UMB Scout Tax-Free Money Market Fund...............................................................32
Risk Factors..............................................................................................33
       Risk Factors Applicable to Repurchase Agreements...................................................33
       Risk Factors Applicable to Money Market Instruments................................................33
Investment Restrictions...................................................................................35
Portfolio Transactions....................................................................................44
Performance Measures......................................................................................46
       Yield of UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund......................46
       Total Return.......................................................................................46
       Performance Comparisons............................................................................48
Purchase, Redemption and Pricing of Shares................................................................48
Dividends, Distributions and Taxes........................................................................50
Management and Investment Advisor.........................................................................52
Officers and Directors/Trustees...........................................................................53
Compensation Table........................................................................................55
Control Persons and Principal Holders of Shares...........................................................55
Sub-Administrator and Fund Accountant.....................................................................56
Distributor...............................................................................................57
Transfer Agent............................................................................................57
Custodian.................................................................................................57
Independent Auditors......................................................................................57
Fund Counsel..............................................................................................58
General Information and History...........................................................................58
Fixed Income Securities Ratings...........................................................................59
Municipal Securities Ratings..............................................................................

                                  INTRODUCTION

The investment companies within UMB Scout Funds group are registered and classified as open-end management investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"). Each investment company, or separate portfolio if there are multiple portfolios (each such company or portfolio is referred to as a "Fund" or, collectively, as the "Funds") operates as a separate mutual fund with shares that are offered for purchase and redemption on an ongoing basis. Each Fund is managed by Scout Investment Advisors, Inc., a Missouri corporation (the "Advisor"), which is a wholly-owned subsidiary of UMB Bank, n.a.

This Statement of Additional Information (SAI) supplements the information contained in the combined Prospectus for the Funds. The Prospectus outlines the investment objectives, principal investment strategies and principal risks of the Funds, as well as various policies relating to the purchase and redemption of shares. This SAI contains additional information about the operation of the Funds, including additional information about:
- Investment Policies
- Investment Restrictions
- Risk Factors

                               INVESTMENT POLICIES

ABILITY TO CHANGE INVESTMENT POLICIES

The Funds have investment policies that are deemed to be matters of fundamental policy, which means that they may not be changed without the approval of a majority of the outstanding voting securities of the particular Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or
(ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.

DIVERSIFICATION

The Funds are classified under the 1940 Act as "diversified" funds. Under the 1940 Act, if a fund is classified as a diversified fund, it generally means that the fund may not, with respect to 75% of its total assets, invest more than 5% of it total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and securities issued by investment companies) or purchase more than 10% of the voting securities of any one issuer. In the case of the Funds, the 5% limitation applies to 100%, rather than 75% of the total assets of each such Fund.

UMB SCOUT MONEY MARKET FUND

The investment objective, policies and all of the investment restrictions of the Fund described in the Prospectus and in this SAI are matters of fundamental policy unless otherwise indicated, which means that they cannot be changed by the Board without first obtaining shareholder approval.

UMB Scout Money Market Fund offers two separate portfolios, Federal and Prime (the "Portfolios"), each of which invests in high quality short-term money market instruments for the purpose of maximizing income consistent with safety of principal and liquidity. Money market instruments are generally described as short-term debt obligations issued by governments, corporations and financial institutions. Usually maturities are one year or less. The yield from this type of instrument is very sensitive to short-term lending conditions. Thus, the income of money market funds will follow closely the trend of short-term interest rates, rising when those rates increase and declining when they fall. Each Portfolio also seeks to maintain a constant price of $1.00 per share. Neither Portfolio's objective can be changed without the approval of a majority of its outstanding shares.

Because of the short maturities, fluctuation in the principal value of money market-type securities resulting from changes in short-term interest rates normally will not be sufficient to change the net asset value (price) per share.

Although the Fund's shareholders can anticipate that this principal value stability will be reflected in the price of the Fund's shares, it cannot be guaranteed.

Pursuant to Rule 2a-7 of the 1940 Act, the Fund will price its shares according to a procedure known as amortized cost, and will maintain 100% of its assets in securities with remaining maturities of 397 days or less, and limit its investments to those instruments which the Directors of the Fund determine present minimal credit risks, and which are eligible investments under the rule. Each Portfolio will maintain a weighted average maturity of 90 days or less.

UMB SCOUT TAX-FREE MONEY MARKET FUND

The investment objective, policies and all of the investment restrictions of the Fund described in the Prospectus and in this SAI are matters of fundamental policy unless otherwise indicated, which means that they cannot be changed by the Board without first obtaining shareholder approval.

During periods of normal market conditions, the Fund will invest at least 80% of its total assets (exclusive of cash) in short-term municipal securities. This fundamental policy will not be changed without shareholder approval, except that the Fund reserves the right to deviate temporarily from this policy during extraordinary circumstances when, in the opinion of management, it is advisable to do so in the best interest of shareholders, such as when market conditions dictate a defensive posture in taxable obligations.

Municipal securities include bonds and other debt obligations issued by or on behalf of states, territories and possessions of the United States of America and the District of Columbia including their political subdivisions or their duly constituted authorities, agencies and instrumentalities, the interest on which is exempt from federal income tax.

UMB Scout Tax-Free Money Market Fund may invest in industrial development bonds, the interest from which is exempt from federal income tax. Under certain circumstances, "substantial users" of the facilities financed with such obligations, or persons related to "substantial users," may be required to pay federal income tax on this otherwise exempted interest. Such persons should consult the Internal Revenue Code and their financial advisor to determine whether or not this Fund is an appropriate investment for them.

Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Also included in this category are Construction Loan Notes, Short-Term Discount Notes and Project Notes issued by a state or local housing agency but secured by the full faith and credit of the United States.

Prices of and yields on municipal securities depend on a variety of factors, such as changes in interest rates, the size of a particular offering, the maturity and the rating of the obligation, economic and monetary conditions, and conditions of the municipal securities market, including the volume of municipal securities available. Market values of municipal securities will vary according to the relation of their yields available. Consequently, the income of UMB Scout Tax-Free Money Market Fund and the yield on its shares can be expected to change as the level of interest rates fluctuates.

Investments in short-term municipal obligations and notes are limited to those obligations which at the time of purchase: (1) are backed by the full faith and credit of the United States; (2) are rated MIG-1 or MIG-2 by Moody's; or (3) if the obligations or notes are not rated, of comparable quality as determined by the Board of Directors. Short-term discount notes are limited to those obligations rated A-1 by S&P(R), or Prime-1 by Moody's or their equivalents as determined by the Board of Directors. If the short-term discount notes are not rated, they must be of comparable quality as determined by the Board of Directors.

While the Fund normally maintains at least 80% of the portfolio in municipal securities, it may invest any remaining balance in taxable money market instruments on a temporary basis, if management believes this action would be in the best interest of shareholders. Included in this category are: obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; bankers' acceptances and other short-term debt obligations of United States banks with total assets of $1 billion or more; and commercial paper rated A-2 or better by S&P(R) or Prime-2 or better by Moody's, or certain rights to acquire these securities. The Fund reserves the right to hold cash reserves as management deems necessary for defensive or emergency purposes. It is the policy of the Fund not to invest more than 25% of its assets in any one classification of municipal securities, except project notes or other tax-exempt obligations that are backed by the U.S. Government.

Should the rating organizations used by the Fund cease to exist or change their systems, the Fund will attempt to use other comparable ratings as standards for its investments in municipal securities in accordance with its investment policies.

To achieve its objectives the Fund may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve liquidity. This trading activity should not increase the Fund's expenses since there are normally no brokers' commissions paid by the Fund for the purchase or sale of money market instruments. However, a markup or spread may be paid to a dealer from which the Fund purchases a security.

UMB Scout Tax-Free Money Market Fund may invest in issues of the U.S. Treasury or U.S. Government agencies subject to repurchase agreements entered into with the seller of the issue.

                                  RISK FACTORS

RISK FACTORS APPLICABLE TO REPURCHASE AGREEMENTS. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities. While the Funds' Advisor acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

RISK FACTORS APPLICABLE TO MONEY MARKET INSTRUMENTS. The yield and principal value of money market instruments are sensitive to short-term lending conditions, and it is possible that an issuer may default. The Funds will seek to minimize these risks through portfolio diversification, careful portfolio selection among securities considered to be high quality and by maintaining short average maturities.

                             INVESTMENT RESTRICTIONS

The Funds have adopted the following investment restrictions, which are fundamental investment restrictions that cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. With respect to the policies concerning concentration, borrowing money and senior securities, legal or regulatory limitations are explained in the investment restrictions. Such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

UMB SCOUT MONEY MARKET FUND will not, as a matter of fundamental policy:

(1)      invest in equity securities or securities convertible into equities;

(2) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, (a) more than 5% of either Portfolio's total assets (taken at current value) would be invested in the securities of such issuer, or (b) either Portfolio would hold more than 10% of any class of securities of such issuer (for this purpose, all debts and obligations of an issuer maturing in less than one year are treated as a single class of securities);

(3) borrow money in excess of 10% of either Portfolio's total assets taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes; the Fund will not borrow to increase income (leveraging) but only to facilitate redemption requests which might otherwise require untimely dispositions of Portfolio securities; the Fund will repay all borrowings before making additional investments, and interest paid on such borrowings will reduce net income;

(4) mortgage, pledge or hypothecate its assets except in an amount up to 15% (10% as long as the Fund's shares are registered for sale in certain states) of the value of its total assets but only to secure borrowings for temporary or emergency purposes;

(5)      issue senior securities, as defined in the 1940 Act;

(6)      underwrite securities issued by other persons;

(7) purchase or sell real estate, but this shall not prevent investment in obligations secured by real estate;

(8) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; the purchase of a security subject to a repurchase agreement is not considered making a loan;

(9)      purchase securities on margin or sell short;

(10) purchase or retain securities of an issuer if to the knowledge of the Fund's management and directors of the Fund, each of whom owns more than one-half of one percent (.5%) of such securities, together own more than five percent (5%) of the securities of such issuer;

(11)     purchase or sell commodities or commodity contracts;

(12) write, or invest in, put, call, straddle or spread options or invest in interests in oil, gas or other mineral exploration or development programs;

(13)     invest in companies for the purpose of exercising control;

(14) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;

(15) invest more than 5% of the value of either Portfolio's total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States Government or its agencies or instrumentalities; or

(16) purchase any securities which would cause more than 25% of the value of a Portfolio's total net assets at the time of such purchase to be invested in any one industry; provided, however, that the Prime Portfolio does not consider assets in certificates of deposit or bankers' acceptances of domestic branches of U.S. banks to be investments in a single industry.

There is no limitation with respect to investments in U.S. Treasury bills, or other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

UMB SCOUT TAX-FREE MONEY MARKET FUND will not, as a matter of fundamental policy:

(1)      invest in equity securities or securities convertible into equities;

(2) purchase more than ten percent (10%) of the outstanding publicly issued debt obligations of any issuer;

(3) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes (and not for the purpose of leveraging its investments), and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; the Fund will repay all borrowings before making additional investments;

(4) pledge, mortgage or hypothecate its assets to an extent greater than ten percent (10%) of the value of its net assets;

(5)      issue senior securities, as defined in the 1940 Act;

(6)      underwrite any issue of securities;

(7) purchase or sell real estate, but this shall not prevent investment in municipal bonds secured by a real estate interest therein;

(8) make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed; the purchase of a security subject to a repurchase agreement is not considered making a loan;

(9)      purchase securities on margin or sell short;

(10) purchase or retain securities of an issuer if those directors of the Fund, each of whom owns more than one-half of one percent (.5%) of such securities, together own more than five percent (5%) of the securities of such issuer;

(11)     purchase or sell commodities or commodity contracts;

(12)     invest in, put, call, straddle or spread options;

(13) purchase securities of any issuer (except the United States Government, its agencies and instrumentalities, and any municipal bond guaranteed by the United States Government) if, as a result, more than 5% of the total assets would be invested in the securities of such issuer; for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security, and a government entity which guarantees the securities issued by another entity is also considered an issuer of that security;

(14)     invest in companies for the purpose of exercising control;

(15) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; or

(16) invest more than 5% of the value of its total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States Government or its agencies or instrumentalities.

                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Funds are made by the Advisor for the Funds. Officers of the Advisor are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities.

The Advisor, in purchasing and selling portfolio securities, will seek the best available execution of securities transactions consistent with the circumstances that exist at the time. The Advisor does not intend to solicit competitive bids on each transaction.

There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Advisor evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing the Advisor and its clients. For transactions in U.S. Government securities executed in the over-the- counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Advisor, better prices and executions are available elsewhere. Brokerage may also be allocated to dealers in consideration of the Fund's share distribution but only when execution and price are comparable to that offered by other brokers.

The Advisor, when effecting purchases and sales of portfolio securities for the Funds, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Funds or their Advisor by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Advisor may use research and services provided by brokers and dealers in servicing all its clients, including the Funds, and not all such services will be used by the Advisor in connection with the Funds. In accordance with the provisions of Section 28(e) of the 1934 Act, the Advisor may from time to-time receive services and products which serve both research and nonresearch functions. In such event, the Advisor makes a good faith determination of the anticipated research and nonresearch use of the product or service and allocates brokerage only with respect to the research component.

UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund expect that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased directly from the issuer or in the over-the-counter market from a principal market maker for the securities, unless it appears that a better combination of price and execution may be obtained elsewhere. Usually there will be no brokerage commission paid by these Funds for such purchases. Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on the circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

When the Advisor in its fiduciary duty believes it to be in the best interests of the Funds' shareholders, a Fund may join with other clients of the Advisor in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between a Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

                              PERFORMANCE MEASURES

From time to time, each of the Funds may advertise its performance in various ways, as summarized below.

YIELD OF UMB SCOUT MONEY MARKET FUND AND UMB SCOUT TAX-FREE MONEY MARKET FUND

Each Portfolio of UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund may quote their yields in advertisements, shareholder reports or other communications to shareholders. Yield information is generally available by calling the Funds toll free 1-800-996-2862.

The current annualized yield for each Portfolio of UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund is computed using the following equation:

                  Effective Yield = [(Base period Return +1)365/7] - 1]

For the seven-day period ended June 30, 2001:

                              Current Annualized        Compound            Average Portfolio
                                    Yield            Effective Yield           Maturity
UMB Scout Money Market              3.43%                 3.49%                47 days
Fund - Federal Portfolio
UMB Scout Money Market              3.40%                 3.46%                37 days
Fund - Prime Portfolio
UMB Scout Tax-Free Money            2.04%                 2.06%                14 days
Market Fund

PERFORMANCE COMPARISONS. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications including, but not limited to: Kiplinger's Personal Finance Magazine, Business Week, Morningstar Mutual Funds, Investor's Business Daily, Smart Money, Money Central Investors, Institutional Investor, The Wall Street Journal, New York Times, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune and Barron's Financial World, U.S News & World Report, USA Today, Bloomberg's Personal Finance, Income & Safety, The Mutual Fund Letter, United Mutual Fund Selector, No-Loan Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Donoghue's Mutual Fund Almanac, Bank Rate Monitor, Consumer Reports, Northwestern Financial Review, Donoghue's Money Fund Report, sageonline.com and morningstar.com may also be used in comparing performance of the Funds. Performance comparisons should not be considered as representative of the future performance of the Funds.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

The net asset value per share of each Fund is computed once daily, as described in the Prospectus, on each day that the Fund is open for business, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by a Fund. The Funds are normally open for business on the same days when the New York Stock Exchange is open for unrestricted trading. The Funds are closed on weekends and/or the following holidays:

            New Year's Day                     January 1
            Martin Luther King, Jr. Day        Third Monday in January
            Presidents' Holiday                Third Monday in February
            Good Friday                        Friday before Easter
            Memorial Day                       Last Monday in May
            Independence Day                   July 4
            Labor Day                          First Monday in September
            Columbus Day                       Second Monday in October
            Veterans' Day                      November 11
            Thanksgiving Day                   Fourth Thursday in November

            Christmas Day                      December 25



If any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday, and when any holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.

In connection with the determination of the Funds' net asset values, securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the closing bid prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by the Funds' Advisor. Any modification of the price of a debt security furnished by a pricing service is made pursuant to procedures adopted by the Funds' Board of Directors. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Advisor under the supervision of the Board of Directors.

Shares redeemed will be entitled to receive all dividends declared through the day preceding the date of redemption. If you redeem all of the shares in your account, your redemption check will include all dividends. If you redeem less than all of the shares in your account, in addition to the share redemption check, a separate check representing all dividends declared but unpaid on the shares redeemed will be distributed on the next dividend payment date. Any amount due you in your declared but unpaid dividend account cannot be redeemed by draft.

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by a Fund under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or
(b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Funds of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Funds to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds' shareholders.

UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determining Your Share Price" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS OF NET INVESTMENT INCOME. In general, the Funds receive income in the form of interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to investors. Any distributions by a Fund from such income will be taxable to investors as ordinary income, whether the investors take them in cash or in additional shares.

UMB Scout Tax-Free Money Market Fund by meeting certain requirements of the Internal Revenue Code, has qualified and continues to qualify to pay exempt-interest dividends. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from such state's personal income taxes. A state generally does not grant tax-free treatment to interest on state and municipal securities of other states.

UMB Scout Tax-Free Money Market Fund may earn taxable income on any temporary investments, on the discount from stripped obligations or their coupons, on income from securities loans or other taxable transactions, or on ordinary income derived from the sale of market discount bonds. Any Fund distributions from such income will be taxable as ordinary income, whether received by investors in cash or in additional shares.

The Funds declare dividends for each day that their net asset value is calculated. These dividends will equal all of the daily net income payable to shareholders of record as of the close of business the preceding day. The daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a constant net asset value per share), less the estimated expenses of the Funds.

DISTRIBUTIONS OF CAPITAL GAINS. Because UMB Scout Money Market Fund (Federal and Prime Portfolios) and UMB Scout Tax-Free Money Market Fund are money market funds, they do not anticipate realizing any long-term capital gains.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. The Funds will inform you of dividends and at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Internal Revenue Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

As to UMB Scout Tax-Free Money Market Fund, any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to investors with respect to his or her fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the investor by the Fund on those shares.

As to UMB Scout Money Market Fund (Federal and Prime Portfolios) and UMB Scout Tax-Free Money Market Fund, because these Funds seek to maintain a constant $1.00 per share net asset value, investors should not expect to realize a capital gain or loss upon redemption or exchange of Fund shares.

REDEMPTION OF FUND SHARES. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different UMB Scout Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Beginning after the year 2005 (2000 for certain shareholders), gain on a sale or redemption of Fund shares held for more than five years may be subject to a reduced rate of tax. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. GOVERNMENT OBLIGATIONS. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Because the income of UMB Scout Money Market Fund (Federal and Prime Portfolios) and UMB Scout Tax-Free Money Market Fund consists of interest rather than dividends, no portion of their distributions will generally be eligible for the dividends-received deduction. None of the dividends paid by the Funds for the most recent calendar year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by such Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

INVESTMENT IN COMPLEX SECURITIES. The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

                        MANAGEMENT AND INVESTMENT ADVISOR

Pursuant to Management Agreements, each Fund employs at its own expense Scout Investment Advisors, Inc. as its manager and investment advisor. The Advisor provides professional portfolio managers who make all decisions concerning the investment and reinvestment of the assets of the Funds in accordance with each Fund's stated investment objective and policies. The Advisor either provides or pays the cost of all management, supervisory and administrative services required in the normal operations of the Funds.

The annual fee charged by the Advisor to each Fund covers all normal operating costs of the Fund. The annual fee is equal to the following percentage of each Fund's average net assets:

                                                                                AVERAGE NET ASSETS
UMB Scout Money Market Fund                                                            .50%
UMB Scout Tax-Free Money Market Fund                                                   .50%


The aggregate management fees paid to the Advisor by each Fund during the three most recent fiscal years ended June 30 were:

                                                                      2001                     2000                1999
                                                                      ----                     ----                ----
UMB Scout Money Market Fund                                     $5,915,755               $5,140,056          $4,907,229
UMB Scout Tax-Free Money Market Fund                              $677,145                 $657,081            $783,821



                             OFFICERS AND DIRECTORS

The officers of the Funds manage their day-to-day operations. The Funds' officers, as well as the Funds' Advisor, are subject to the direct supervision and control of the Board of Directors. Under the applicable laws of Maryland, Directors owe a fiduciary duty to the shareholders of the Fund.

The following is a list of the senior officers and Directors of the Funds and their ages and business experience for the past five years. Unless noted otherwise, the address of each officer and director is 1010 Grand Boulevard, Kansas City, Missouri 64106.

WILLIAM C. TEMPEL* (63), CHAIRMAN OF THE BOARD, PRESIDENT AND DIRECTOR. Vice Chairman, UMB Financial Corporation; Chairman & President, UMB Scout Funds; Director, UMB Trust Company of South Dakota; Divisional Executive Vice President
- Trust Services Group, UMB Bank (1997-2001); Chairman, President and CEO UMB Bank Kansas (subsequently merged into UMB Bank, n.a.) (1993-2001).

WILLIAM B. GREINER* (47), DIRECTOR. Director and Chairman of Scout Investment Advisors, Inc. Chief Investment Officer, UMB Bank, n.a. since 1999. Prior to 1999, Portfolio Manager, Northern Trust Company, Chicago, Illinois.

WILLIAM E. HOFFMAN, D.D.S. (63), DIRECTOR. Director of each of the investment companies within the UMB Scout Funds group; Orthodontist, 3700 West 83rd Street, Suite 206, Prairie Village, Kansas 66208.

ERIC T. JAGER (58), DIRECTOR. Director of each of the investment companies within the UMB Scout Funds group; President, Windcrest Investment Management, Inc.; Director, Bartlett Futures, Inc., Nygaard Corporation, 4800 Main Street, Suite 600, Kansas City, Missouri 64112.

STEPHEN F. ROSE (53), DIRECTOR. Director of each of the investment companies within the UMB Scout Funds group; President, Sun Publications, Inc., 7373 W. 107th Street, Overland Park, Kansas 66212.

STUART WIEN (78), DIRECTOR. Director of each of the investment companies within the UMB Scout Funds group; Retired, 4589 West 124th Place, Leawood, Kansas 66209, formerly Chairman of the Board, Milgram Food Stores, Inc.

MARY M. TENWINKEL (53), VICE PRESIDENT SINCE 2001. Senior Vice President, Sunstone Financial Group, Inc., 803 West Michigan Street, Milwaukee, Wisconsin 53233.

BARBARA J. DEMMER (44), TREASURER AND SECRETARY SINCE 2001. Administrative Services Manager, Sunstone Financial Group, Inc. (1999-present), 803 West Michigan Street, Milwaukee, WI 53233. Prior to 1999, Senior Vice President and Controller, AMCORE Investment Group, N.A.

-----------------------------
*Mr. Tempel and Mr. Greiner are each considered to be an "interested person" of the Funds under the 1940 Act, due to their employment by UMB Bank, n.a., parent company of the Advisor. Mr. Tempel and Mr. Greiner are not Directors of the UMB Scout Money Market Fund, Inc. and UMB Scout Tax-Free Fund, Inc.

COMPENSATION OF OFFICERS AND DIRECTORS. The Funds do not directly compensate any Directors or officers for their normal duties and services. The fees of the independent directors (as well as travel and other expenses related to the Board meetings) are paid by the Advisor pursuant to the provisions of the Fund's Management Agreement.

The Audit Committee of each Board within the UMB Scout Funds is composed of Messrs. Hoffman, Jager, Rose and Wien.

The officers and Directors of the UMB Scout Funds as a group own less than 1% of each of the UMB Scout Funds.


                               COMPENSATION TABLE

Name of Director/Trustee        Aggregate        Pension or Retirement     Estimated Annual      Total Compensation
                            Compensation From     Benefits Accrued As        Benefits Upon       From All UMB Scout
                                All Funds        Part of Fund Expenses        Retirement            Funds Paid to
                                                                                                     Directors**
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
William C. Tempel*                 --                      --                     --                     --
William B. Greiner*                --                      --                     --                     --
William E. Hoffman               $8,500                    --                     --                   $8,500
Eric T. Jager                    $8,500                    --                     --                   $8,500
Stephen F. Rose                  $8,500                    --                     --                   $8,500
Stuart Wien                      $8,500                    --                     --                   $8,500

* Mr. Tempel and Mr. Greiner are directors or trustees of all of the UMB Scout Funds except for UMB Scout Bond Fund, Inc., UMB Scout Stock Fund, Inc., UMB Scout Money Market Fund, Inc. and UMB Scout Tax-Free Fund, Inc. As "interested directors," Mr. Tempel and Mr. Greiner received no compensation for their services as directors/trustees.
** The amounts reported in this column reflect the total compensation paid to each director for his services as a director/trustee of each of the UMB Scout Funds during the fiscal year ended June 30, 2001, which include: UMB Scout Stock Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc. and UMB Scout Funds. Directors'/ trustees' fees are paid by the Funds' manager and not by the Funds themselves.

                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES

Control persons are persons deemed to control a Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of a Fund's outstanding equity securities. As of September 30, 2001, the Funds were aware that the following persons or entities owned a controlling interest or owned of record 5% or more of the outstanding shares of each of the Funds.


                           UMB SCOUT MONEY MARKET FUND

FEDERAL PORTFOLIO: UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 80.50%; National Financial Services Corp.*, Church Street Station, New York, New York, 10008, 15.27%.

PRIME PORTFOLIO: UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 79.54%; National Financial Services Corp.*, Church Street Station, New York, New York, 10008, 16.47%.

                      UMB SCOUT TAX-FREE MONEY MARKET FUND

UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 87.44%; National Financial Services Corp.*, Church Street Station, New York, New York, 10008, 9.06%.

         * Shareholder of record, not beneficial owner.

                      SUB-ADMINISTRATOR AND FUND ACCOUNTANT

Sunstone Financial Group, Inc., 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233 ("Sunstone") has agreed to provide various sub-administrative and fund accounting services to the Funds under a Sub-Administration and Fund Accounting Agreement dated May 19, 2001 between Sunstone and the Funds' Advisor (the "Administration Agreement"). Sunstone's services include, but are not limited to, the following: calculating daily net asset values for the Funds; overseeing the Funds' custodian; assisting in preparing and filing all federal income and excise tax filings (other than those to be made by the Funds' custodian); overseeing the Funds' fidelity insurance relationships; participating in the preparation of the Funds' registration statements; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Funds' expenses; monitoring the Funds' status as a regulated investment company under Subchapter M of the Internal Revenue Code; monitoring compliance with the Funds' investment policies and restrictions and generally assisting the Funds' administrative operations.

Sunstone, at its own expense, and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment, supplies, and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. The Administration Agreement will remain in effect until May 19, 2002 (the "Initial Term") and thereafter for successive annual periods. After the Initial Term, the Administration Agreement may be terminated on not less than 60 days' notice, without the payment of any penalty, by the Advisor or by Sunstone. Under the Administration Agreement, Sunstone is not liable for any loss suffered by the Advisor or a Fund or its shareholders in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Sunstone in the performance of its duties or reckless disregard of its obligations and duties. In the Administration Agreement it is also provided that Sunstone may provide similar services to others, including other investment companies.

For the foregoing, Sunstone receives a fee from the Advisor on the value of each Fund computed daily and payable monthly, at the annual rate of 0.09% of its average daily net assets, plus out-of-pocket expenses.

                                   DISTRIBUTOR

Under a Distribution Agreement with each Fund dated May 19, 2001, Sunstone Distribution Services, LLC, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233 (the "Distributor") acts as distributor for the Funds and acts as exclusive agent for the Funds in selling their shares to the public. The Distributor is an affiliate of the Advisor. The Distributor shall offer shares of the Funds on a continuous basis and may engage in advertising and solicitation activities in connection therewith. The Distributor is not obligated to sell any certain number of shares of the Funds, and does not receive any fee or other compensation under its Distribution Agreements with the Funds. Instead, it is compensated by the Advisor for other services provided to the Funds.

Each Distribution Agreement continues in effect until May 19, 2002, and will continue automatically for successive annual periods ending each May 19, if continued at least annually by the Funds' Boards of Directors (the "Directors"), including a majority of those Directors who are not parties to such Agreements or interested persons of any such party. They terminate automatically if assigned by either party or upon 60 days' written notice by either party to the other.

                                 TRANSFER AGENT

The Advisor employs Sunstone at its own expense, to provide transfer agency and dividend payment services to the Funds, including the maintenance of a shareholder accounting and transfer agency system, and such other items as are incidental to corporate administration. Sunstone is located at 803 West Michigan Street, Milwaukee, Wisconsin 53233. Sunstone is compensated on a per-account basis, plus out-of-pocket expenses.


                                    CUSTODIAN

The Funds' assets are held for safekeeping by an independent custodian, UMB Bank, n.a. This means the bank, rather than the Funds, has possession of the Funds' cash and securities. As directed by the Funds' officers and portfolio managers, the bank delivers cash to those who have sold securities to the Funds in return for such securities, and to those who have purchased portfolio securities from the Funds, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Funds and holds this for payment to shareholders after deduction of the Funds' expenses. UMB Bank, n.a. is located at 1010 Grand Boulevard, Kansas City, Missouri, 64141, and is the sole shareholder of the Advisor. For the foregoing, UMB Bank, n.a. receives a fee from the Advisor on the value of each Fund computed daily and payable monthly, at the annual rate of 0.05% of its average daily net assets.

                              INDEPENDENT AUDITORS

The Funds' financial statements are audited annually by independent auditors approved by the Directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent auditors to the shareholders for ratification. BKD, LLP, Twelve Wyandotte Plaza, 120 West 12th Street, Suite 1200, Kansas City, Missouri 64105, is the Funds' present independent auditor.

                                  FUND COUNSEL

Stradley, Ronon, Stevens & Young, LLP, with offices at 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as counsel to the Funds.

                         GENERAL INFORMATION AND HISTORY

UMB Scout Tax-Free Money Market Fund, Inc., which was incorporated in Maryland on July 29, 1982, has a present authorized capitalization of 1,000,000,000 shares of $.01 par value common stock. The Fund issues a single class of shares which all have like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Fund will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights. The Fund may issue additional series of stock with the approval of the Fund's Board of Directors.

UMB Scout Money Market Fund, Inc., which was incorporated in Maryland on June 23, 1982, has a present authorized capitalization of 2,250,000,000 shares of $.01 par value common stock. 750,000,000 shares are presently reserved for issuance to shareholders invested in the Federal Portfolio and 1,500,000,000 shares are reserved for the Prime Portfolio shareholders. Each full and fractional share, when issued and outstanding; has: (1) equal voting rights with respect to matters which affect the Fund in general and with respect to matters relating solely to the interests of the Portfolio for which issued, and (2) equal dividend, distribution and redemption rights to the assets of the Portfolio for which issued and to general assets, if any, of the Fund which are not specifically allocated to a particular Portfolio. Shares when issued are fully paid and non-assessable. Except for the priority of each share in the assets of its Portfolio, the Fund will not issue any class of securities senior to any other class. Shareholders do not have pre-emptive or conversion rights. The Fund may issue additional series of stock with the approval of the Fund's Board of Directors.

The Maryland General Corporation Law permits registered investment companies, such as the Funds, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. As a result the Funds do not intend to hold annual meetings. The Funds have adopted the appropriate provisions in their By-Laws and will not hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of any investment advisory agreement; (3) ratification of the selection of independent public accountants; and (4) approval of a distribution plan. Under Maryland law, a special meeting of stockholders of the Funds must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting.

NON-CUMULATIVE VOTING. All of the Funds' shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

Each of the Funds is authorized to use the words "UMB" and "Scout" in its name, and may use the Scout design, so long as Scout Investment Advisors, Inc. continues as its manager.

CODE OF ETHICS. Each Fund, its Advisor and distributor have adopted a code of ethics, to the extent required by federal securities laws. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain general restrictions and procedures.

                         FIXED INCOME SECURITIES RATINGS

STANDARD & POOR'S CORPORATION (S&P(R)):

         AAA - HIGHEST GRADE. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

         AA - HIGH GRADE. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

         A - UPPER-MEDIUM GRADE. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

         BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

         Aaa - BEST QUALITY. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - HIGH QUALITY BY ALL STANDARDS. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

         A - UPPER-MEDIUM GRADE. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier I indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


FITCH INVESTORS SERVICE:

Debt instruments rated "AAA," "AA," "A," "BBB" are considered to be investment grade.

         AAA Highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA+, AA OR AA- Investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA".

         A+, A OR A- Investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB+, BBB OR BBB- Investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         BB+, BB OR BB- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         B+, B OR B- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC+, CCC OR CCC- Bonds have certain identifiable characteristics which if not remedied may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C Bonds are in imminent default of payment of interest or principal.

         DDD, DD OR D Bonds are in default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds. "D" represents the lowest potential for recovery.

         NR Indicated that Fitch does not rate the specific issue.


                 DESCRIPTION OF TAXABLE COMMERCIAL PAPER RATINGS

MOODY'S - Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

         PRIME - 1 HIGHEST QUALITY
         PRIME - 2 HIGHER QUALITY
         PRIME - 3 HIGH QUALITY

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)      evaluation of the management of the issuer;
(2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4)      liquidity;
(5)      amount and quality of long-term debt;
(6)      trend of earnings over a period of ten years;
(7) financial strength of a parent company and relationships which exist with the issuer; and
(8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P(R) - Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

         "A" - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

         "A-1" - This designation indicates that the degree of safety regarding timely payment is very strong.

         "A-2" - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming.

         "A-3"- Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         "B" - Issues rated `B" are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

         "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

         "D" - This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

FITCH:

         F1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for payment.

         FL Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than "F1+."

         F2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F I +" and "F I".

         F3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance of timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         FS Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         D Default. Issues assigned this rating have characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         LOC The symbol LOC indicated that the rating is based upon a letter of credit default issued by a commercial bank.


                          MUNICIPAL SECURITIES RATINGS

The ratings of bonds by Moody's and Standard and Poor's Corporation represent their opinions of quality of the municipal bonds they undertake to rate. These ratings are general and are not absolute standards. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

Both Moody's and S&P(R)'s Municipal Bond Ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P(R)'s judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, federal or state guaranty, or the automatic withholding and use of state aid to pay the defaulted debt service.

S&P(R) RATINGS:

AAA PRIME - These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

         GENERAL OBLIGATION BONDS - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

         REVENUE BONDS - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service, reserve requirements) are rigorous. There is evidence of superior management.

AA - HIGH GRADE - The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated "AA" have the second strongest capacity for payment of debt service.

A - GOOD GRADE - Principal and interest payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:

         GENERAL OBLIGATION BONDS - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

         REVENUE BONDS - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

MOODY'S RATINGS OF MUNICIPAL BONDS:

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

MOODY'S RATINGS OF MUNICIPAL NOTES:

         MIG 1: The best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad based access to the market for refinancing, or both.

         MIG 2: High quality, with margins of protection ample, although not so large as in the preceding group.

         MIG 3: Favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS:

(a)      Articles of Incorporation

         (1)      UMB Scout Stock Fund, Inc.

                  (A) Articles of Incorporation of the Registrant as filed in Maryland on July 29, 1982 previously filed with PEA #31 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

                  (B) Articles of Revival of the Registrant as filed in Maryland on January 12, 1987 previously filed with PEA #31 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

                  (C) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995 previously filed with PEA #31 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

                  (D) Articles Supplementary of the Registrant filed in Maryland on February 9, 1996 previously filed with PEA #31 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

                  (E) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998 previously filed with PEA #31 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

                  (F) Articles Supplementary of the Registrant filed in Maryland on April 16, 1999 previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

         (2)      UMB Scout WorldWide Fund, Inc.

                  (A) Articles of Incorporation of the Registrant as filed in Maryland on January 7, 1993 previously filed with PEA #14 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

                  (B) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995 previously filed with PEA #14 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

                  (C) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998 previously filed with PEA #14 to

                           Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

                  (D) Articles Supplementary of the Registrant filed in Maryland on April 16, 1999 previously filed with PEA #16 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

         (3)      UMB Scout Money Market Fund, Inc.

                  (A) Articles of Incorporation of the Registrant as filed in Maryland on June 23, 1982 previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

                  (B) Articles Supplementary of the Registrant as filed in Maryland on July 23, 1982 previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

                  (C) Articles of Revival of the Registrant as filed in Maryland on January 12, 1987 previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

                  (D) Articles Supplementary of the Registrant filed in Maryland on February 11, 1991 previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

                  (E) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995 previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

                  (F) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

         (4)      UMB Scout Tax-Free Money Market Fund, Inc.

                  (A) Articles of Incorporation of the Registrant as filed in Maryland on July 29, 1982 previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

                  (B) Articles of Revival of the Registrant as filed in Maryland on January 12, 1987 previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

                  (C) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995 previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

                  (D) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

         (5)      UMB Scout Balanced Fund, Inc.

                  (A) Articles of Incorporation of the Registrant as filed in Maryland on July 13, 1995 previously filed with PEA #8 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

                  (B) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 previously filed with PEA #8 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

         (6)      UMB Scout Bond Fund, Inc.

                  (A) Articles of Incorporation of the Registrant as filed in Maryland on July 29, 1982 previously filed with PEA #32 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

                  (B) Articles of Revival of the Registrant filed in Maryland on January 12, 1987 previously filed with PEA #32 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

                  (C) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995 previously filed with PEA #32 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

                  (D) Articles Supplementary of the Registrant filed in Maryland on February 9, 1996 previously filed with PEA #32 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

                  (E) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998 previously filed with PEA #32 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

         (7)      UMB Scout Kansas Tax-Exempt Bond Fund, Inc.

                  (A) Articles of Incorporation of the Registrant as filed in Maryland on October 16, 1997 previously filed with PEA #2 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

                  (B) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998 previously filed with PEA #2 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

         (8)      UMB Scout Funds (a Delaware business trust)

                  (A) Agreement and Declaration of Trust of the Registrant dated January 26, 2000, and effective January 27, 2000, previously filed with Registrant's Initial Registration Statement on Form N-1A on 2/9/2000 and incorporated herein by reference.

                  (B) Certificate of Trust dated January 26, 2000, and filed and effective in Delaware on January 27, 2000 previously filed with Registrant's Initial Registration Statement on Form N-1A on 2/9/2000 and incorporated herein by reference.

                  (C) Officer's Certificate evidencing the establishment and designation of the UMB Scout Technology Fund series and the UMB Scout Equity Index Fund series effective January 27, 2000 previously filed with PEA #2 to Registration Statement on Form N-1A filed on 4/30/2001 and incorporated herein by reference.

                  (D) Officer's Certificate evidencing the establishment and designation of the UMB Scout Energy Fund series and the UMB Scout Small Cap Fund series effective January 24, 2001 previously filed with PEA #2 to Registration Statement on Form N-1A filed on 4/30/2001 and incorporated herein by reference.

(b)      By-Laws

         (1) UMB Scout Stock Fund, Inc. By-laws previously filed with PEA #32 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

         (2) UMB Scout WorldWide Fund, Inc. By-laws previously filed with PEA #15 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

         (3) UMB Scout Money Market Fund, Inc. By-laws previously filed with PEA #33 to Registration Statement on Form N-1A filed on 8/30/1999 and incorporated herein by reference.

         (4) UMB Scout Tax-Free Money Market Fund, Inc. By-laws previously filed with PEA #33 to Registration Statement on Form N-1A filed on 8/30/1999 and incorporated herein by reference.

         (5) UMB Scout Balanced Fund, Inc. By-laws previously filed with PEA #8 to Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

         (6) UMB Scout Bond Fund, Inc. By-laws previously filed with PEA #27 to Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

         (7) UMB Scout Kansas Tax-Exempt Bond Fund, Inc. By-laws filed with PEA #33 to Registration Statement on Form N-1A previously filed on 8/30/1999 and incorporated herein by reference.

         (8) UMB Scout Funds By-Laws filed with Registrant's Initial Registration Statement on Form N-1A previously filed on 2/9/2000 and incorporated herein by reference.

(c)      Instrument Defining Rights of Security Holders

         Not Applicable

(d)      Investment Advisory Contracts

         (1) Management Agreement between Scout Investment Advisors, Inc. and UMB Scout Stock Fund, Inc. on behalf of UMB Scout Stock Fund and UMB Stock Select Fund dated May 12, 2001, filed herewith.

         (2) Management Agreement between Scout Investment Advisors, Inc. and UMB Scout WorldWide Fund, Inc. on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund dated May 12, 2001, filed herewith.

         (3) Management Agreement between Scout Investment Advisors, Inc. and UMB Scout Money Market Fund, Inc. dated May 12, 2001 filed herewith.

         (4) Management Agreement between Scout Investment Advisors, Inc. and UMB Scout Tax-Free Money Market Fund, Inc. dated May 12, 2001 filed herewith.

         (5) Management Agreement between Scout Investment Advisors, Inc. and UMB Scout Balanced Fund, Inc. dated May 12, 2001, filed herewith.

         (6) Management Agreement between Scout Investment Advisors, Inc. and UMB Scout Bond Fund, Inc. dated May 12, 2001, filed herewith.

         (7) Management Agreement between Scout Investment Advisors, Inc. and UMB Scout Kansas Tax-Exempt Bond Fund, Inc. dated May 12, 2001, filed herewith.

         (8)      (A)   Management Agreement between UMB Bank, n.a. and UMB
                        Scout Funds, on behalf of the UMB Scout Technology Fund and UMB Scout Equity Index Fund, filed herewith.

                  (B) Management Agreement between UMB Bank, n.a. and UMB Scout Funds, on behalf of the UMB Scout Energy Fund, filed herewith.

                  (C) Form of Sub-Advisory Agreement between UMB Bank, n.a. and Northern Trust Quantitative Advisors, Inc. on behalf of the UMB Scout Equity Index Fund is previously filed with Registrant's Initial Registration Statement on Form N-1A on 2/9/2000 and incorporated herein by reference.

                  (D) Management Agreement between Scout Investment Advisers, Inc. and UMB Scout Funds, on behalf of UMB Scout Small Cap Fund, filed herewith.

 (e)     Underwriting Contracts

         (1) Distribution Agreement between Sunstone Distribution Services, LLC and UMB Scout Stock Fund, Inc. dated May 19, 2001, on behalf of UMB Scout Stock Fund and UMB Stock Select Fund, filed herewith.

         (2) Distribution Agreement between Sunstone Distribution Services, LLC and UMB Scout WorldWide Fund, Inc. dated May 19, 2001, on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund, filed herewith.

         (3) Distribution Agreement between Sunstone Distribution Services, LLC and UMB Scout Money Market Fund, Inc., dated May 19, 2001, filed herewith.

         (4) Distribution Agreement between Sunstone Distribution Services, LLC and UMB Scout Tax-Free Money Market Fund, Inc., dated May 19, 2001, filed herewith.

         (5) Distribution Agreement between Sunstone Distribution Services, LLC and UMB Scout Balanced Fund, Inc. dated May 19, 2001, filed herewith.

         (6) Distribution Agreement between Sunstone Distribution Services, LLC and UMB Scout Bond Fund, Inc. dated May 19, 2001, filed herewith.

         (7) Distribution Agreement between Sunstone Distribution Services, LLC and UMB Scout Kansas Tax-Exempt Fund, Inc. dated May 19, 2001, filed herewith.

         (8) Distribution Agreement between Sunstone Distribution Services, LLC and UMB Scout Funds date May 19, 2001 on behalf of UMB Scout Equity Index Fund, UMB Scout Technology Fund, UMB Scout Small Cap Fund and UMB Scout Energy Fund, filed herewith.

 (f)     Bonus or Profit Sharing Contracts

         Not Applicable.

 (g)     Custodian Agreements

         (1) Custodian Agreement between: Registrants and UMB Bank, n.a. dated October 30, 1995 previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

         (2) Form of Custody Agreement between UMB Scout Funds and UMB Bank, n.a. previously filed with Registrant's Initial Registration Statement on Form N-1A on 2/9/2000 is herein incorporated herein by reference.

         (3) Custody, Recordkeeping and Administrative Services Agreement by and between UMB Bank, n.a., Sunstone Financial Group, Inc. and Scout Investment Advisors, Inc., dated August 6, 2001, relating to UMB Scout Stock Fund, Inc., on behalf of UMB Scout Stock Fund and UMB Scout Stock Select Fund, UMB Scout WorldWide Fund, Inc., on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund, UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc., and UMB Scout Funds on behalf UMB Scout Equity Index Fund, UMB Scout Technology Fund, UMB Scout Small Cap Fund and UMB Scout Energy Fund, filed herewith.

(h)      Other Material Contracts:

         (1)      Transfer Agency Agreements.

                  (A) Transfer Agency Agreement between Scout Investment Advisors, Inc. and Sunstone Financial Group, Inc., dated August 6, 2001, relating to UMB Scout Stock Fund, Inc., on behalf of UMB Scout Stock Fund and UMB Scout Stock Select Fund, UMB Scout WorldWide Fund, Inc., on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund, UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc. and UMB Scout Funds, on behalf of UMB Scout Equity Index Fund, UMB Scout Technology Fund, UMB Scout Small Cap Fund and UMB Scout Energy Fund, filed herewith.

         2.       Inbound Call Management and Fulfillment Services Agreement.

                  (A) Inbound Call Management and Fulfillment Services Agreement between Scout Investment Advisors, Inc. and Sunstone Distribution Services, LLC, dated August 6, 2001, relating to UMB Scout Stock Fund, Inc., on behalf of UMB Scout Stock Fund and UMB Scout Stock Select Fund, UMB Scout WorldWide Fund, Inc., on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund, UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc. and UMB Scout Funds, on behalf of UMB

                        Scout Equity Index Fund, UMB Scout Technology Fund, UMB Scout Small Cap Fund and UMB Scout Energy Fund, filed herewith.

         3.       Sub-Administration and Fund Accounting Agreement.

                  (A) Sub-Administration and Fund Accounting Agreement between Scout Investment Advisers, Inc., and Sunstone Financial Group, Inc., dated May 19, 2001, relating to UMB Scout Stock Fund, Inc., on behalf of UMB Scout Stock Fund and UMB Scout Stock Select Fund, UMB Scout WorldWide Fund, Inc., on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund, UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc., UMB Scout Funds, on behalf of UMB Equity Index Fund, UMB Scout Technology Fund, UMB Scout Small Cap Fund and UMB Scout Energy Fund, filed herewith.

(i)      Opinion and Consent of Counsel

         (1) Opinion of Counsel with respect to the legality of the securities issued by UMB Scout Small Cap Fund and UMB Scout Energy Fund, both series of UMB Scout Funds, previously filed with the Registration Statement on Form N-1A on 4/30/01 and incorporated by reference.

         (2) Opinion of Counsel with respect tot he legality of the securities issued by UMB Stock Fund, Inc., UMB WorldWide Fund, Inc., UMB Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund and UMB Scout Funds, previously filed with the Registration Statement on Form N-1A on 9/2/99 and incorporated by reference.

(j)      Other Opinions

         (1)      Consent of Independent Auditors for:

                  (A)   UMB Scout Stock Fund, Inc., filed herewith.

                  (B)   UMB Scout WorldWide Fund, Inc., filed herewith.

                  (C)   UMB Scout Money Market Fund, Inc., filed herewith.

                  (D) UMB Scout Tax-Free Money Market Fund, Inc., filed herewith.

                  (E)   UMB Scout Balanced Fund, Inc., filed herewith.

                  (F)   UMB Scout Bond Fund, Inc., filed herewith.

                  (G) UMB Scout Kansas Tax-Exempt Bond Fund, Inc., filed herewith.

                  (H)   UMB Scout Funds, filed herewith.

          (2)     Power of Attorney:

                  (A) UMB Scout Stock Fund, Inc. Power of Attorney, filed herewith.

                  (B) UMB Scout WorldWide Fund, Inc. Power of Attorney, filed herewith.

                  (C) UMB Scout Money Market Fund, Inc. Power of Attorney, filed herewith.

                  (D) UMB Scout Tax-Free Money Market Fund, Inc. Power of Attorney, filed herewith.

                  (E) UMB Scout Balanced Fund, Inc. Power of Attorney, filed herewith.

                  (F) UMB Scout Bond Fund, Inc. Power of Attorney, filed herewith.

                  (G) UMB Scout Kansas Tax-Exempt Bond Fund, Inc. Power of Attorney, filed herewith.

                  (H)   UMB Scout Funds Power of Attorney, filed herewith.

(k)      Omitted Financial Statements

         Not Applicable.

(l)      Initial Capital Agreements

         Not Applicable.

(m)      Rule 12b-1 Plan

         Not Applicable.

(n)      Rule 18f-3 Plan

         Not Applicable.

(o)      Code of Ethics

         (1) Code of Ethics of the Investment Adviser, UMB Bank, n.a., previously filed with Pre-Effective Amendment #1 to UMB Scout Funds' Registration Statement on Form N-1A on 4/21/2000 and incorporated herein by reference.

         (2) Code of Ethics of the underwriter, Jones & Babson, Inc. previously filed with Pre-Effective Amendment #1 to UMB Scout Funds' Registration Statement on Form N-1A on 4/21/2000 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT:

None.

ITEM 25. INDEMNIFICATION:

For all Registrants except UMB Scout Funds, under the terms of the Maryland General Corporation Law and the Registrant's By-Laws, the Registrant shall indemnify any person who was or is a director, officer, or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances. Such determination shall be made:

         (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

         (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

For the UMB Scout Funds, under the terms of the Delaware Business Trust Act (the "Delaware Act") and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or trustee of the Registrant shall have any liability to the Registrant or its shareholders for damages, except to the extent such limitation of liability is precluded by the Delaware Act, the Agreement and Declaration of Trust, or the By-Laws.

Subject to the standards and restrictions set forth in the Registrant's Agreement and Declaration of Trust, Section 3817 of the Delaware Act permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 of the Delaware Act protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the officers and trustees shall not be liable for any act or omission of any agent or employee of the Registrant, any investment adviser or principal underwriter of the Registrant, or with respect to each trustee or officer, the act or omission of any other trustee or officer. Subject to the provisions of the By-Laws, the Registrant, out of its assets, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or trustee's performance of his or her duties as an officer or trustee of the Registrant. This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Registrant whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Registrant or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

The By-Laws provide that in actions by others than the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Registrant) by reason of the fact that such person is or was an agent of the Registrant, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Registrant and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Registrant or that the person had reasonable cause to believe that the person's conduct was unlawful. The By-laws provide that in actions by the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Registrant, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Registrant and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Notwithstanding any provision to the contrary contained in the By-laws, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Registrant.

No indemnification shall be made under the provisions of the By-laws:

         (a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

         (b) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

         (c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of Article VI of the By-laws is obtained.

To the extent that an agent of the Registrant has been successful on the merits in defense of any proceeding referred to in the above paragraphs or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to above and as set forth in the By-laws.

Except as provided in the above paragraph concerning a successful defense, any indemnification under the provisions of the By-laws shall be made by the Registrant only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in the By-laws and is not prohibited from indemnification because of the disabling conduct referred to above and as set forth in the By-laws :

         (a) A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are not "interested persons" of the Trust (as defined in the 1940 Act); or

         (b)      A written opinion by an independent legal counsel.

To the fullest extent permitted by applicable law, the officers and trustees shall be entitled and have the authority to purchase with the assets of the Registrant, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a trustee or officer in connection with any claim, action, suit or proceeding in which such person becomes involved by virtue of such person's capacity or former capacity with the Registrant, whether or not the Registrant would have the power to indemnify such person against such liability under the provisions of Article VII of its Agreement and Declaration of Trust.



ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

The principal business of UMB Bank, n.a. is the provision of banking and investment management services to individuals and businesses. The principal business of Scout Investment Advisors, Inc., which is a wholly-owned subsidiary of UMB Bank, n.a., is the provision of investment advisory and management services for the mutual funds within the UMB Scout Funds family.

ITEM 27. PRINCIPAL UNDERWRITER:

(a) Sunstone Distribution Services, LLC, the distributor for the Registrants, also acts as distributor for: Choice Funds, Lend Lease Funds, Marsico Investment Fund, RREEF Securities Trust, Green Century Funds, Haven Capital Management Trust and La Crosse Funds.

 (b) Herewith is the information required by the following table with respect to each director, officer or partner of the underwriters named in answer to Item 20 of Part B:

              Name and Principal                       Position and Offices                   Positions and
               Business Address                          with Underwriter                     Offices with
               ----------------                          ----------------                      Registrant
                                                                                               ----------
Miriam M. Allison                                President                          None
803 West Michigan Street
Suite A
Milwaukee, WI 53233

Peter Hammond                                    Vice President                     None
803 West Michigan Street
Suite A
Milwaukee, WI 53233

Diane D. Byrne                                   Assistant Secretary                None
803 West Michigan Street
Suite A
Milwaukee, WI 53233

Constance Dye Shannon                            Assistant Secretary                Assistant Secretary
803 West Michigan Street
Suite A
Milwaukee, WI 53233


(c) The distributor does not receive any remuneration or compensation for the duties or services rendered to the Registrants pursuant to the respective Distribution Agreements.



ITEM 28. LOCATION OF ACCOUNTS AND RECORDS: Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of the Registrants at the Registrants' corporate offices, except (1) records held and maintained by UMB Bank, n.a., 1010 Grand Boulevard, Kansas City, Missouri, 64106, relating to its function as custodian; (2) records held and maintained by Sunstone Financial Group, Inc., 803 West Michigan Street, Suite A, Milwaukee, Wisconsin, 53233 relating to its functions as sub-administrator, fund accountant, transfer agent and dividend disbursing agent and (3) records held and maintained by Sunstone Distribution Services, LLC, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin, 53233 in its function as distributor.

ITEM 29. MANAGEMENT SERVICES: There are no management related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS: Registrant undertakes that, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrants certify that they meet all of the requirements for effectiveness of these registration statements under Rule 485(b) under the 1933 Act and have duly caused these Registration Statements to be signed on their behalf by the undersigned, duly authorized, on the 24th day of October, 2001.


                           UMB Scout Funds


                           By /s/ William C. Tempel
                           ----------------------------------------------
                           William C. Tempel, Chairman and President



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.


Signature                    Title                              Date
---------                    -----                              ----

/s/ William C. Tempel        President, Principal Executive     October 24, 2001
---------------------        Officer and Director/Trustee
William C. Tempel


/s/ William B. Greiner       Director/Trustee                   October 24, 2001
----------------------
William B. Greiner*


/s/ Eric T. Jager            Director/Trustee                   October 24 2001
-----------------
Eric T. Jager*


/s/ William E. Hoffman       Director/Trustee                   October 24, 2001
----------------------
William E. Hoffman*


/s/ Stephen F. Rose          Director/Trustee                   October 24, 2001
-------------------
Stephen F. Rose*


/s/ Stuart Wien              Director/Trustee                   October 24, 2001
---------------
Stuart B. Wien*


                             Treasurer, Secretary and
                             Principal Financial and
 /s/ Barbara J. Demmer       Accounting Officer                 October 24, 2001
----------------------
Barbara J. Demmer


*By:/s/ Constance Dye Shannon
    -------------------------
       Constance Dye Shannon
Attorney-in-Fact
(Pursuant to Power of Attorney)

                                   CONSENT OF

                     INDEPENDENT CERTIFIED PUBLIC ACCOUNTANT






UMB Scout Balanced Fund, Inc.
UMB Bank, n.a.
Kansas City, Missouri

     We hereby consent to the use in this Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940, both on Form N-1A, of our report dated July 19, 2001, accompanying and pertaining to the financial statements of UMB Scout Balanced Fund, Inc. as of June 30, 2001, which is included in such Registration Statement.





                                               BKD, LLP

Kansas City, Missouri
October 29, 2001

                                   CONSENT OF

                     INDEPENDENT CERTIFIED PUBLIC ACCOUNTANT






UMB Scout Bond Fund, Inc.
UMB Bank, n.a.
Kansas City, Missouri

     We hereby consent to the use in this Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940, both on Form N-1A, of our report dated July 19, 2001, accompanying and pertaining to the financial statements of UMB Scout Bond Fund, Inc. as of June 30, 2001, which is included in such Registration Statement.





                                               BKD, LLP

Kansas City, Missouri
October 29, 2001

                                   CONSENT OF

                     INDEPENDENT CERTIFIED PUBLIC ACCOUNTANT






UMB Scout Worldwide Fund, Inc. (Worldwide and Worldwide Select Portfolios) UMB Bank, n.a.
Kansas City, Missouri

     We hereby consent to the use in this Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940, both on Form N-1A, of our report dated July 19, 2001, accompanying and pertaining to the financial statements of UMB Scout Worldwide Fund, Inc. as of June 30, 2001, which is included in such Registration Statement.





                                               BKD, LLP

Kansas City, Missouri
October 29, 2001

                                   CONSENT OF

                     INDEPENDENT CERTIFIED PUBLIC ACCOUNTANT






UMB Scout Stock Fund, Inc. (Stock and Stock Select Portfolios)
UMB Bank, n.a.
Kansas City, Missouri

     We hereby consent to the use in this Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940, both on Form N-1A, of our report dated July 19, 2001, accompanying and pertaining to the financial statements of UMB Scout Stock Fund, Inc. as of June 30, 2001, which is included in such Registration Statement.





                                               BKD, LLP

Kansas City, Missouri
October 29, 2001

                                   CONSENT OF

                     INDEPENDENT CERTIFIED PUBLIC ACCOUNTANT






UMB Scout Tax-Free Money Market Fund, Inc.
UMB Bank, n.a.
Kansas City, Missouri

     We hereby consent to the use in this Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940, both on Form N-1A, of our report dated July 19, 2001, accompanying and pertaining to the financial statements of UMB Scout Tax-Free Money Market Fund, Inc. as of June 30, 2001, which is included in such Registration Statement.





                                               BKD, LLP

Kansas City, Missouri
October 29, 2001

                                   CONSENT OF

                     INDEPENDENT CERTIFIED PUBLIC ACCOUNTANT






UMB Scout Money Market Fund, Inc. (Federal and Prime Portfolios)
UMB Bank, n.a.
Kansas City, Missouri

     We hereby consent to the use in this Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940, both on Form N-1A, of our report dated July 19, 2001, accompanying and pertaining to the financial statements of UMB Scout Money Market Fund, Inc. as of June 30, 2001, which is included in such Registration Statement.





                                               BKD, LLP

Kansas City, Missouri
October 29, 2001

                                   CONSENT OF

                     INDEPENDENT CERTIFIED PUBLIC ACCOUNTANT






UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
UMB Bank, n.a.
Kansas City, Missouri

     We hereby consent to the use in this Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940, both on Form N-1A, of our report dated July 19, 2001, accompanying and pertaining to the financial statements of UMB Scout Kansas Tax-Exempt Bond Fund, Inc. as of June 30, 2001, which is included in such Registration Statement.





                                               BKD, LLP

Kansas City, Missouri
October 29, 2001

                                   CONSENT OF

                     INDEPENDENT CERTIFIED PUBLIC ACCOUNTANT






UMB Scout Funds (the "Trust")
UMB Bank, n.a.
Kansas City, Missouri


      We hereby consent to the use in this Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940, both on Form N-1A, of our report dated July 19, 2001, accompanying and pertaining to the financial statements of the UMB Scout Equity Index Fund, UMB Scout Technology Fund, UMB Scout Small Cap Fund and UMB Scout Energy Fund, series of UMB Scout Funds, as of June 30, 2001, which is included in such Registration Statement.





                                               BKD, LLP

Kansas City, Missouri
October 29, 2001